                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR/A

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number: 811-7170


                             TCW GALILEO FUNDS, INC.
               (Exact name of registrant as specified in charter)

          865 SOUTH FIGUEROA STREET, SUITE 1800, LOS ANGELES, CA 90017
                    (Address of principal executive offices)


                              PHILIP K. HOLL, ESQ.
                                    SECRETARY
                      865 SOUTH FIGUEROA STREET, SUITE 1800
                              LOS ANGELES, CA 90017
                     (Name and address of agent for service)


Registrant's telephone number, including area code: (213) 244-0000

Date of fiscal year end: October 31

Date of reporting period: October 31, 2003

     Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

     A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

ANNUAL REPORT


[TCW GALILEO FUNDS LOGO]


TCW GALILEO FUNDS

INTERNATIONAL FUNDS


ASIA PACIFIC EQUITIES

EMERGING MARKETS EQUITIES

EMERGING MARKETS INCOME

EUROPEAN GROWTH EQUITIES

SELECT INTERNATIONAL GROWTH EQUITIES


OCTOBER 31, 2003

US FIXED INCOME

TCW Galileo Funds, Inc.

Table of Contents                                               October 31, 2003

Letter To Shareholders                                                   1

Management Discussions                                                   2

Schedules of Investments:
   TCW Galileo Money Market Fund                                        10
   TCW Galileo Core Fixed Income Fund                                   12
   TCW Galileo High Yield Bond Fund                                     22
   TCW Galileo Short Term Bond Fund                                     30
   TCW Galileo Total Return Bond Fund                                   32

Statements of Assets and Liabilities                                    36

Statements of Operations                                                37

Statements of Changes in Net Assets                                     38

Notes to Financial Statements                                           40

Financial Highlights                                                    48

Independent Auditors' Report                                            56

Directors and Officers                                                  57

                      (THIS PAGE INTENTIONALLY LEFT BLANK)

US FIXED INCOME

[TCW GALILEO FUNDS LOGO]

To Our Shareholders

We are pleased to submit the October 31, 2003 annual reports for the TCW Galileo Funds.

In addition to providing an update on the performance of your funds, in this year's annual report we feel it is important to offer our perspective on the issues currently surrounding the mutual fund industry.

TCW is very concerned by the revelations of illegal trading practices at a number of prominent mutual fund companies. Coming from an institutional background, we take our fiduciary responsibility seriously. Our commitment to act in the best interests of our shareholders runs through everything we do, from the way we design our investment processes, to our technology infrastructure and above all, our trading policies, practices and compliance systems.

In this regard, we have long had in place an array of measures to discourage market-timing and other short-term trading strategies with the potential of disadvantaging long-term investors. These measures are actively enforced. Over the past few years, TCW has terminated hundreds of accounts which we believed were attempting to engage in market-timing and other practices contrary to the best interests of long-term investors in our funds.

We want our investors to know that none of our mutual funds were named in any of the initial regulatory complaints. Nonetheless, since this scandal first broke in early September, we have been conducting our own top-to-bottom review of our mutual fund trading policies and practices to ensure they continue to conform to industry best practices.

TCW is committed to providing you with superior professional investment management and distinctive personal service through the TCW Galileo Funds.

The Galileo Mutual Funds continue to provide our clients with targeted investment strategies featuring daily liquidity, competitive management fees and no front end loads, or deferred sales charges. In addition, TCW carefully monitors each Fund's overall expense ratio to maintain their competitiveness. On the following pages we have provided a discussion and analysis of each fund's investment performance as well as graphical analysis of each fund's performance since inception.

We thank you for your support and look forward to assisting you in reaching your financial goals. Please call our Shareholders Services Department at (800) FUND-TCW (386-3829) or visit our website at www.tcw.com if you have any questions or would like further information on the TCW Galileo Funds.


/s/ Marc I. Stern

Marc I. Stern
Chairman of the Board

November 28, 2003

TCW Galileo Core Fixed Income Fund

Management Discussions

For the year ended October 31, 2003, TCW Galileo Core Fixed Income Fund (the "Fund") had a positive return of 8.82% on its I Class shares and 8.69% on its N Class shares. The performance of the Fund's two classes varies because of differing expenses. The Fund outperformed its benchmark which returned 4.91%.

The U.S. economy entered the Gulf War in a soft spot and was slow to recover. Many factors and policies have been in place to promote an economic expansion including the lower dollar, reduced energy costs, lower taxes, higher stock prices and profits, and increased defense spending. Declines in long term interest rates and mortgage rates have also helped, but manufacturing and labor languished for most of the past 12 months. The Fed implemented a 25 basis point rate cut in June, which disappointed investors and fueled a sharp sell off in the fixed income market. The yield on the 10-year U.S. Treasury rose from its multi-decade low of 3.11% on June 13 to 4.60% on September 2, and then rallied back down to 4.29% on October 31. The Fed has been on hold since June, citing concerns about falling inflation rates and has reaffirmed that low rates could be maintained for a considerable period of time. Nonetheless, most investors believe that the Fed's next move is more likely to be a tightening. This view has gained support recently from a slew of favorable economic reports. Third quarter 2003 GDP showed a sharp increase, consumer sentiment has improved and the labor market is showing signs of improvement.

The Fund's outperformance relative to the benchmark is largely attributable to its allocation to the high yield and international markets. During the fiscal year, lower-rated issues significantly outperformed their higher-rated counterparts. In addition, securities selection within the mortgage-backed securities sector contributed positively to relative performance.

[CHART]

                  TCW GALILEO CORE FIXED INCOME FUND - I CLASS

        AVERAGE ANNUALIZED TOTAL RETURN

      1-YEAR   3-YEAR    5-YEAR     10-YEAR
       8.82%    8.49%     5.98%       5.67%

                           FUND         LEHMAN AGGREGATE BOND
              Oct-1993     $  2,000                  $  2,000
              Nov-1993     $  1,979                  $  1,983
              Dec-1993     $  1,994                  $  1,994
              Jan-1994     $  2,014                  $  2,021
              Feb-1994     $  1,965                  $  1,986
              Mar-1994     $  1,903                  $  1,937
              Apr-1994     $  1,865                  $  1,921
              May-1994     $  1,856                  $  1,921
              Jun-1994     $  1,853                  $  1,917
              Jul-1994     $  1,890                  $  1,955
              Aug-1994     $  1,890                  $  1,957
              Sep-1994     $  1,856                  $  1,928
              Oct-1994     $  1,849                  $  1,927
              Nov-1994     $  1,841                  $  1,922
              Dec-1994     $  1,840                  $  1,936
              Jan-1995     $  1,869                  $  1,974
              Feb-1995     $  1,909                  $  2,021
              Mar-1995     $  1,918                  $  2,033
              Apr-1995     $  1,939                  $  2,062
              May-1995     $  2,022                  $  2,141
              Jun-1995     $  2,032                  $  2,157
              Jul-1995     $  2,018                  $  2,152
              Aug-1995     $  2,056                  $  2,178
              Sep-1995     $  2,076                  $  2,199
              Oct-1995     $  2,107                  $  2,228
              Nov-1995     $  2,138                  $  2,261
              Dec-1995     $  2,172                  $  2,293
              Jan-1996     $  2,178                  $  2,308
              Feb-1996     $  2,128                  $  2,268
              Mar-1996     $  2,107                  $  2,253
              Apr-1996     $  2,094                  $  2,240
              May-1996     $  2,089                  $  2,235
              Jun-1996     $  2,108                  $  2,265
              Jul-1996     $  2,116                  $  2,272
              Aug-1996     $  2,112                  $  2,268
              Sep-1996     $  2,146                  $  2,307
              Oct-1996     $  2,197                  $  2,358
              Nov-1996     $  2,232                  $  2,399
              Dec-1996     $  2,216                  $  2,376
              Jan-1997     $  2,223                  $  2,384
              Feb-1997     $  2,229                  $  2,390
              Mar-1997     $  2,202                  $  2,363
              Apr-1997     $  2,232                  $  2,399
              May-1997     $  2,255                  $  2,421
              Jun-1997     $  2,282                  $  2,450
              Jul-1997     $  2,342                  $  2,516
              Aug-1997     $  2,316                  $  2,495
              Sep-1997     $  2,352                  $  2,531
              Oct-1997     $  2,382                  $  2,568
              Nov-1997     $  2,389                  $  2,580
              Dec-1997     $  2,414                  $  2,606
              Jan-1998     $  2,444                  $  2,639
              Feb-1998     $  2,441                  $  2,637
              Mar-1998     $  2,446                  $  2,646
              Apr-1998     $  2,462                  $  2,660
              May-1998     $  2,485                  $  2,685
              Jun-1998     $  2,506                  $  2,708
              Jul-1998     $  2,510                  $  2,714
              Aug-1998     $  2,553                  $  2,758
              Sep-1998     $  2,622                  $  2,823
              Oct-1998     $  2,597                  $  2,808
              Nov-1998     $  2,614                  $  2,824
              Dec-1998     $  2,632                  $  2,832
              Jan-1999     $  2,645                  $  2,852
              Feb-1999     $  2,600                  $  2,803
              Mar-1999     $  2,624                  $  2,818
              Apr-1999     $  2,631                  $  2,827
              May-1999     $  2,605                  $  2,803
              Jun-1999     $  2,596                  $  2,793
              Jul-1999     $  2,596                  $  2,782
              Aug-1999     $  2,590                  $  2,780
              Sep-1999     $  2,615                  $  2,812
              Oct-1999     $  2,615                  $  2,823
              Nov-1999     $  2,621                  $  2,823
              Dec-1999     $  2,609                  $  2,809
              Jan-2000     $  2,605                  $  2,800
              Feb-2000     $  2,624                  $  2,834
              Mar-2000     $  2,648                  $  2,871
              Apr-2000     $  2,618                  $  2,863
              May-2000     $  2,608                  $  2,861
              Jun-2000     $  2,664                  $  2,921
              Jul-2000     $  2,671                  $  2,947
              Aug-2000     $  2,710                  $  2,990
              Sep-2000     $  2,717                  $  3,009
              Oct-2000     $  2,719                  $  3,029
              Nov-2000     $  2,750                  $  3,078
              Dec-2000     $  2,812                  $  3,136
              Jan-2001     $  2,856                  $  3,187
              Feb-2001     $  2,879                  $  3,215
              Mar-2001     $  2,866                  $  3,231
              Apr-2001     $  2,851                  $  3,217
              May-2001     $  2,856                  $  3,237
              Jun-2001     $  2,855                  $  3,249
              Jul-2001     $  2,922                  $  3,322
              Aug-2001     $  2,961                  $  3,360
              Sep-2001     $  2,961                  $  3,399
              Oct-2001     $  3,018                  $  3,470
              Nov-2001     $  2,998                  $  3,422
              Dec-2001     $  2,974                  $  3,400
              Jan-2002     $  2,987                  $  3,428
              Feb-2002     $  3,006                  $  3,461
              Mar-2002     $  2,974                  $  3,403
              Apr-2002     $  3,032                  $  3,469
              May-2002     $  3,070                  $  3,499
              Jun-2002     $  3,103                  $  3,529
              Jul-2002     $  3,138                  $  3,572
              Aug-2002     $  3,174                  $  3,632
              Sep-2002     $  3,213                  $  3,691
              Oct-2002     $  3,191                  $  3,674
              Nov-2002     $  3,217                  $  3,673
              Dec-2002     $  3,298                  $  3,749
              Jan-2003     $  3,310                  $  3,752
              Feb-2003     $  3,347                  $  3,804
              Mar-2003     $  3,362                  $  3,801
              Apr-2003     $  3,416                  $  3,832
              May-2003     $  3,477                  $  3,904
              Jun-2003     $  3,475                  $  3,896
              Jul-2003     $  3,383                  $  3,765
              Aug-2003     $  3,395                  $  3,790
              Sep-2003     $  3,492                  $  3,890
              Oct-2003     $  3,472                  $  3,854

VALUE OF $2,000

                       PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE PERFORMANCE.

[CHART]

                  TCW GALILEO CORE FIXED INCOME FUND - N CLASS

        AVERAGE ANNUALIZED TOTAL RETURN

      1-YEAR    3-YEAR   SINCE INCEPTION
       8.69%     8.38%       6.17%

                           FUND         LEHMAN AGGREGATE BOND
    INCEPTION 3/1/1999     $  2,000                  $  2,000
              Mar-1999     $  2,021                  $  2,011
              Apr-1999     $  2,021                  $  2,017
              May-1999     $  1,996                  $  2,000
              Jun-1999     $  1,989                  $  1,993
              Jul-1999     $  1,989                  $  1,985
              Aug-1999     $  1,985                  $  1,984
              Sep-1999     $  2,003                  $  2,007
              Oct-1999     $  2,003                  $  2,014
              Nov-1999     $  2,008                  $  2,014
              Dec-1999     $  1,999                  $  2,005
              Jan-2000     $  1,994                  $  1,998
              Feb-2000     $  2,008                  $  2,022
              Mar-2000     $  2,026                  $  2,049
              Apr-2000     $  2,001                  $  2,043
              May-2000     $  1,993                  $  2,042
              Jun-2000     $  2,038                  $  2,084
              Jul-2000     $  2,044                  $  2,103
              Aug-2000     $  2,073                  $  2,134
              Sep-2000     $  2,079                  $  2,147
              Oct-2000     $  2,078                  $  2,161
              Nov-2000     $  2,103                  $  2,197
              Dec-2000     $  2,149                  $  2,238
              Jan-2001     $  2,183                  $  2,274
              Feb-2001     $  2,200                  $  2,294
              Mar-2001     $  2,188                  $  2,305
              Apr-2001     $  2,178                  $  2,296
              May-2001     $  2,180                  $  2,310
              Jun-2001     $  2,182                  $  2,318
              Jul-2001     $  2,230                  $  2,370
              Aug-2001     $  2,265                  $  2,398
              Sep-2001     $  2,257                  $  2,425
              Oct-2001     $  2,301                  $  2,476
              Nov-2001     $  2,285                  $  2,442
              Dec-2001     $  2,268                  $  2,426
              Jan-2002     $  2,277                  $  2,446
              Feb-2002     $  2,296                  $  2,470
              Mar-2002     $  2,272                  $  2,429
              Apr-2002     $  2,316                  $  2,476
              May-2002     $  2,343                  $  2,497
              Jun-2002     $  2,367                  $  2,518
              Jul-2002     $  2,397                  $  2,549
              Aug-2002     $  2,424                  $  2,592
              Sep-2002     $  2,451                  $  2,634
              Oct-2002     $  2,434                  $  2,622
              Nov-2002     $  2,454                  $  2,621
              Dec-2002     $  2,515                  $  2,675
              Jan-2003     $  2,524                  $  2,677
              Feb-2003     $  2,552                  $  2,715
              Mar-2003     $  2,565                  $  2,712
              Apr-2003     $  2,604                  $  2,735
              May-2003     $  2,652                  $  2,786
              Jun-2003     $  2,650                  $  2,780
              Jul-2003     $  2,578                  $  2,687
              Aug-2003     $  2,588                  $  2,705
              Sep-2003     $  2,658                  $  2,776
              Oct-2003     $  2,645                  $  2,750

VALUE OF $2,000

                       PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE PERFORMANCE.

TCW Galileo High Yield Bond Fund

Management Discussions

For the year ended October 31, 2003, TCW Galileo High Yield Bond Fund (the "Fund") had a positive return of 24.53% on its I Class shares and 24.08% on its N Class shares. The performance of the Fund's two classes varies because of differing expenses. The Fund underperformed its benchmark which returned 35.29%.

Over the past fiscal year, the high yield market rallied significantly led by the segments of the market posing the greatest credit risk. The riskier, lower rated triple-C segment of the market generated a historically high return of 76.02% according to the benchmark. The Fund's high yield strategy generally excludes this segment of the market, because it has historically represented a poor risk/reward proposition over full market cycles. The Fund emphasizes the B and BB segments of the high yield market. In addition, several sectors that were severely challenged in 2002, such as telecommunications, utilities and cable, led the market rally based on strong technical conditions. Despite our underweight to these sectors, the Fund was able to generate strong absolute returns by remaining committed to our stated investment philosophy, which emphasizes strong security selection based upon detailed credit research.

The Fund continues to focus on quality names in the middle and upper tier of the high yield market. We seek to generate a high level of current income while preserving principal by investing in a diversified portfolio consisting of approximately 170 issuers across more than 25 industry groups. The Fund primarily invests in below investment grade companies with strong credit profiles that display good prospects for improved operating results and the potential for credit rating upgrades.

[CHART]

                   TCW GALILEO HIGH YIELD BOND FUND - I CLASS

      AVERAGE ANNUALIZED TOTAL RETURN

      1-YEAR   3-YEAR   5-YEAR   10-YEAR
      24.53%    6.28%    4.29%    6.13%

                           FUND          SALOMON HIGH YIELD CASH PAY
              Oct-1993     $  2,000                         $  2,000
              Nov-1993     $  2,015                         $  2,009
              Dec-1993     $  2,042                         $  2,031
              Jan-1994     $  2,084                         $  2,073
              Feb-1994     $  2,080                         $  2,064
              Mar-1994     $  2,000                         $  1,990
              Apr-1994     $  1,981                         $  1,969
              May-1994     $  1,996                         $  1,973
              Jun-1994     $  2,007                         $  1,976
              Jul-1994     $  2,009                         $  1,997
              Aug-1994     $  2,022                         $  2,010
              Sep-1994     $  2,031                         $  2,007
              Oct-1994     $  2,035                         $  2,009
              Nov-1994     $  2,020                         $  1,991
              Dec-1994     $  2,035                         $  2,014
              Jan-1995     $  2,061                         $  2,045
              Feb-1995     $  2,124                         $  2,111
              Mar-1995     $  2,137                         $  2,133
              Apr-1995     $  2,180                         $  2,180
              May-1995     $  2,223                         $  2,245
              Jun-1995     $  2,230                         $  2,261
              Jul-1995     $  2,269                         $  2,287
              Aug-1995     $  2,279                         $  2,302
              Sep-1995     $  2,307                         $  2,329
              Oct-1995     $  2,333                         $  2,346
              Nov-1995     $  2,338                         $  2,367
              Dec-1995     $  2,360                         $  2,402
              Jan-1996     $  2,403                         $  2,436
              Feb-1996     $  2,414                         $  2,449
              Mar-1996     $  2,397                         $  2,439
              Apr-1996     $  2,417                         $  2,437
              May-1996     $  2,432                         $  2,452
              Jun-1996     $  2,445                         $  2,472
              Jul-1996     $  2,468                         $  2,491
              Aug-1996     $  2,502                         $  2,512
              Sep-1996     $  2,552                         $  2,566
              Oct-1996     $  2,564                         $  2,594
              Nov-1996     $  2,603                         $  2,643
              Dec-1996     $  2,642                         $  2,662
              Jan-1997     $  2,664                         $  2,683
              Feb-1997     $  2,711                         $  2,725
              Mar-1997     $  2,679                         $  2,704
              Apr-1997     $  2,699                         $  2,726
              May-1997     $  2,766                         $  2,778
              Jun-1997     $  2,789                         $  2,823
              Jul-1997     $  2,850                         $  2,885
              Aug-1997     $  2,852                         $  2,888
              Sep-1997     $  2,899                         $  2,933
              Oct-1997     $  2,904                         $  2,958
              Nov-1997     $  2,932                         $  2,981
              Dec-1997     $  2,966                         $  3,011
              Jan-1998     $  3,019                         $  3,058
              Feb-1998     $  3,036                         $  3,082
              Mar-1998     $  3,056                         $  3,112
              Apr-1998     $  3,062                         $  3,130
              May-1998     $  3,069                         $  3,149
              Jun-1998     $  3,086                         $  3,163
              Jul-1998     $  3,099                         $  3,183
              Aug-1998     $  2,971                         $  3,008
              Sep-1998     $  2,999                         $  3,032
              Oct-1998     $  2,939                         $  2,997
              Nov-1998     $  3,037                         $  3,127
              Dec-1998     $  3,034                         $  3,125
              Jan-1999     $  3,083                         $  3,165
              Feb-1999     $  3,081                         $  3,137
              Mar-1999     $  3,124                         $  3,157
              Apr-1999     $  3,165                         $  3,210
              May-1999     $  3,116                         $  3,169
              Jun-1999     $  3,120                         $  3,160
              Jul-1999     $  3,125                         $  3,166
              Aug-1999     $  3,089                         $  3,128
              Sep-1999     $  3,069                         $  3,105
              Oct-1999     $  3,074                         $  3,080
              Nov-1999     $  3,124                         $  3,128
              Dec-1999     $  3,164                         $  3,151
              Jan-2000     $  3,127                         $  3,122
              Feb-2000     $  3,158                         $  3,122
              Mar-2000     $  3,077                         $  3,063
              Apr-2000     $  3,097                         $  3,078
              May-2000     $  3,066                         $  3,041
              Jun-2000     $  3,115                         $  3,101
              Jul-2000     $  3,136                         $  3,139
              Aug-2000     $  3,145                         $  3,171
              Sep-2000     $  3,105                         $  3,144
              Oct-2000     $  3,019                         $  3,059
              Nov-2000     $  2,896                         $  2,955
              Dec-2000     $  2,948                         $  3,012
              Jan-2001     $  3,104                         $  3,204
              Feb-2001     $  3,130                         $  3,243
              Mar-2001     $  3,072                         $  3,204
              Apr-2001     $  3,049                         $  3,168
              May-2001     $  3,092                         $  3,220
              Jun-2001     $  3,041                         $  3,150
              Jul-2001     $  3,080                         $  3,209
              Aug-2001     $  3,116                         $  3,253
              Sep-2001     $  2,907                         $  3,037
              Oct-2001     $  2,977                         $  3,128
              Nov-2001     $  3,091                         $  3,239
              Dec-2001     $  3,072                         $  3,221
              Jan-2002     $  3,107                         $  3,242
              Feb-2002     $  3,089                         $  3,218
              Mar-2002     $  3,165                         $  3,299
              Apr-2002     $  3,218                         $  3,353
              May-2002     $  3,200                         $  3,318
              Jun-2002     $  3,082                         $  3,051
              Jul-2002     $  2,995                         $  2,905
              Aug-2002     $  3,023                         $  3,014
              Sep-2002     $  2,972                         $  2,954
              Oct-2002     $  2,911                         $  2,946
              Nov-2002     $  3,071                         $  3,164
              Dec-2002     $  3,087                         $  3,202
              Jan-2003     $  3,117                         $  3,316
              Feb-2003     $  3,161                         $  3,359
              Mar-2003     $  3,241                         $  3,467
              Apr-2003     $  3,422                         $  3,674
              May-2003     $  3,422                         $  3,695
              Jun-2003     $  3,512                         $  3,807
              Jul-2003     $  3,457                         $  3,746
              Aug-2003     $  3,482                         $  3,787
              Sep-2003     $  3,556                         $  3,897
              Oct-2003     $  3,625                         $  3,985

VALUE OF $2,000

                       PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE PERFORMANCE.

[CHART]

                   TCW GALILEO HIGH YIELD BOND FUND - N CLASS

      AVERAGE ANNUALIZED TOTAL RETURN

      1-YEAR   3-YEAR  SINCE INCEPTION
      24.08%    5.96%       3.29%

                           FUND          SALOMON HIGH YIELD CASH PAY
    INCEPTION 3/1/1999     $  2,000                         $  2,000
              Mar-1999     $  2,028                         $  2,012
              Apr-1999     $  2,054                         $  2,047
              May-1999     $  2,024                         $  2,020
              Jun-1999     $  2,025                         $  2,014
              Jul-1999     $  2,028                         $  2,018
              Aug-1999     $  2,005                         $  1,994
              Sep-1999     $  1,992                         $  1,980
              Oct-1999     $  1,993                         $  1,964
              Nov-1999     $  2,025                         $  1,994
              Dec-1999     $  2,051                         $  2,009
              Jan-2000     $  2,030                         $  1,990
              Feb-2000     $  2,047                         $  1,990
              Mar-2000     $  1,995                         $  1,953
              Apr-2000     $  2,010                         $  1,962
              May-2000     $  1,990                         $  1,938
              Jun-2000     $  2,022                         $  1,977
              Jul-2000     $  2,035                         $  2,001
              Aug-2000     $  2,039                         $  2,022
              Sep-2000     $  2,014                         $  2,004
              Oct-2000     $  1,956                         $  1,950
              Nov-2000     $  1,877                         $  1,884
              Dec-2000     $  1,910                         $  1,920
              Jan-2001     $  2,010                         $  2,043
              Feb-2001     $  2,027                         $  2,068
              Mar-2001     $  1,989                         $  2,042
              Apr-2001     $  1,973                         $  2,020
              May-2001     $  2,000                         $  2,053
              Jun-2001     $  1,967                         $  2,008
              Jul-2001     $  1,992                         $  2,045
              Aug-2001     $  2,018                         $  2,074
              Sep-2001     $  1,881                         $  1,936
              Oct-2001     $  1,926                         $  1,994
              Nov-2001     $  1,999                         $  2,065
              Dec-2001     $  1,987                         $  2,053
              Jan-2002     $  2,009                         $  2,067
              Feb-2002     $  1,995                         $  2,052
              Mar-2002     $  2,046                         $  2,103
              Apr-2002     $  2,078                         $  2,138
              May-2002     $  2,066                         $  2,115
              Jun-2002     $  1,988                         $  1,945
              Jul-2002     $  1,932                         $  1,852
              Aug-2002     $  1,950                         $  1,921
              Sep-2002     $  1,914                         $  1,883
              Oct-2002     $  1,875                         $  1,878
              Nov-2002     $  1,981                         $  2,017
              Dec-2002     $  1,988                         $  2,041
              Jan-2003     $  2,007                         $  2,114
              Feb-2003     $  2,035                         $  2,141
              Mar-2003     $  2,085                         $  2,210
              Apr-2003     $  2,202                         $  2,342
              May-2003     $  2,201                         $  2,356
              Jun-2003     $  2,256                         $  2,427
              Jul-2003     $  2,223                         $  2,388
              Aug-2003     $  2,237                         $  2,414
              Sep-2003     $  2,284                         $  2,484
              Oct-2003     $  2,327                         $  2,540

VALUE OF $2,000

                       PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE PERFORMANCE.

TCW Galileo Short Term Bond Fund

Management Discussions

For the year ended October 31, 2003, TCW Galileo Short Term Bond Fund (the "Fund") had a positive return of 1.27%. The Fund underperformed its benchmark which returned 1.57%.

The U.S. economy entered the Gulf War in a soft spot and was slow to recover. Many factors and policies have been in place to promote an economic expansion including the lower dollar, reduced energy costs, lower taxes, higher stock prices and profits, and increased defense spending. Declines in long term interest rates and mortgage rates have also helped, but manufacturing and labor languished for most of the past 12 months. The Fed implemented a 25 basis point rate cut in June, which disappointed investors and fueled a sharp sell off in the fixed income market. The yield on the 10-year U.S. Treasury rose from its multi-decade low of 3.11% on June 13 to 4.60% on September 2, and then rallied back down to 4.29% on October 31. The Fed has been on hold since June, citing concerns about falling inflation rates and has reaffirmed that low rates could be maintained for a considerable period of time. Nonetheless, most investors believe that the Fed's next move is more likely to be a tightening. This view has gained support recently from a slew of favorable economic reports. Third quarter 2003 GDP showed a sharp increase, consumer sentiment has improved and the labor market is showing signs of improvement.

The last few months have been a volatile and difficult period for mortgage investors. The credit sectors, particularly BBB-rated securities, staged a strong recovery, in which the mortgage sector failed to participate, as the vast majority of mortgage-backed securities are issued by agencies and instrumentalities of the U.S. government. Additionally, the rapid rate increase in late June and early July generated a flood of extension-related selling at the same time that mortgage investors grappled with unprecedented levels of prepayments. Thirty-year FNMAs, for example, prepaid overall at a rate that exceeded 60% CPR, while several coupons prepaid in excess of 80% CPR. The ARM sector came under additional pressure at this time, when banks stopped purchasing ARMs. This caused dealer inventory levels to increase at the same time that the supply of new ARMs was expected to pick up significantly. Dealers priced ARMs aggressively to reduce their inventory levels. Spreads between ARMs and Treasuries moved out to their widest levels in 2 years, as rates on 3 and 5 year Treasuries rose, resulting in significant underperformance in the ARM sector. ARM prices however, rebounded higher quickly, and the ARM sector has performed well since late August. Another drag on fixed rate mortgage returns this past year has been duration shortening, which occurred in anticipation of rising prepayment rates when interest rates fell. This duration shortening led to underperformance relative to longer duration fixed income benchmarks.

[CHART]

                   TCW GALILEO SHORT TERM BOND FUND - I CLASS

      AVERAGE ANNUALIZED TOTAL RETURN

      1-YEAR   3-YEAR   5-YEAR   10-YEAR
       1.27%    3.98%    4.70%    5.26%

                           FUND          SALOMON 1 YR TREASURY
              Oct-1993     $  2,000                   $  2,000
              Nov-1993     $  1,999                   $  2,004
              Dec-1993     $  2,010                   $  2,011
              Jan-1994     $  2,015                   $  2,019
              Feb-1994     $  2,014                   $  2,017
              Mar-1994     $  2,007                   $  2,017
              Apr-1994     $  1,985                   $  2,015
              May-1994     $  1,982                   $  2,019
              Jun-1994     $  1,983                   $  2,026
              Jul-1994     $  2,001                   $  2,039
              Aug-1994     $  2,005                   $  2,046
              Sep-1994     $  1,991                   $  2,049
              Oct-1994     $  1,998                   $  2,057
              Nov-1994     $  1,988                   $  2,056
              Dec-1994     $  2,001                   $  2,064
              Jan-1995     $  2,026                   $  2,084
              Feb-1995     $  2,047                   $  2,103
              Mar-1995     $  2,069                   $  2,115
              Apr-1995     $  2,086                   $  2,129
              May-1995     $  2,117                   $  2,148
              Jun-1995     $  2,137                   $  2,161
              Jul-1995     $  2,151                   $  2,172
              Aug-1995     $  2,164                   $  2,182
              Sep-1995     $  2,185                   $  2,192
              Oct-1995     $  2,201                   $  2,204
              Nov-1995     $  2,215                   $  2,217
              Dec-1995     $  2,233                   $  2,230
              Jan-1996     $  2,248                   $  2,245
              Feb-1996     $  2,259                   $  2,247
              Mar-1996     $  2,267                   $  2,255
              Apr-1996     $  2,277                   $  2,262
              May-1996     $  2,292                   $  2,272
              Jun-1996     $  2,311                   $  2,284
              Jul-1996     $  2,325                   $  2,293
              Aug-1996     $  2,335                   $  2,304
              Sep-1996     $  2,352                   $  2,319
              Oct-1996     $  2,374                   $  2,337
              Nov-1996     $  2,384                   $  2,349
              Dec-1996     $  2,396                   $  2,357
              Jan-1997     $  2,409                   $  2,369
              Feb-1997     $  2,421                   $  2,377
              Mar-1997     $  2,429                   $  2,384
              Apr-1997     $  2,446                   $  2,398
              May-1997     $  2,466                   $  2,413
              Jun-1997     $  2,479                   $  2,428
              Jul-1997     $  2,505                   $  2,445
              Aug-1997     $  2,507                   $  2,454
              Sep-1997     $  2,523                   $  2,467
              Oct-1997     $  2,533                   $  2,481
              Nov-1997     $  2,544                   $  2,489
              Dec-1997     $  2,559                   $  2,501
              Jan-1998     $  2,567                   $  2,518
              Feb-1998     $  2,571                   $  2,525
              Mar-1998     $  2,587                   $  2,537
              Apr-1998     $  2,599                   $  2,549
              May-1998     $  2,607                   $  2,560
              Jun-1998     $  2,620                   $  2,572
              Jul-1998     $  2,623                   $  2,585
              Aug-1998     $  2,639                   $  2,605
              Sep-1998     $  2,656                   $  2,626
              Oct-1998     $  2,653                   $  2,640
              Nov-1998     $  2,653                   $  2,640
              Dec-1998     $  2,664                   $  2,648
              Jan-1999     $  2,684                   $  2,659
              Feb-1999     $  2,692                   $  2,662
              Mar-1999     $  2,715                   $  2,678
              Apr-1999     $  2,720                   $  2,688
              May-1999     $  2,734                   $  2,695
              Jun-1999     $  2,741                   $  2,708
              Jul-1999     $  2,753                   $  2,720
              Aug-1999     $  2,765                   $  2,728
              Sep-1999     $  2,783                   $  2,742
              Oct-1999     $  2,795                   $  2,749
              Nov-1999     $  2,805                   $  2,755
              Dec-1999     $  2,814                   $  2,761
              Jan-2000     $  2,819                   $  2,768
              Feb-2000     $  2,839                   $  2,782
              Mar-2000     $  2,856                   $  2,795
              Apr-2000     $  2,870                   $  2,811
              May-2000     $  2,875                   $  2,821
              Jun-2000     $  2,896                   $  2,843
              Jul-2000     $  2,913                   $  2,860
              Aug-2000     $  2,937                   $  2,877
              Sep-2000     $  2,954                   $  2,894
              Oct-2000     $  2,969                   $  2,909
              Nov-2000     $  2,996                   $  2,929
              Dec-2000     $  3,020                   $  2,957
              Jan-2001     $  3,047                   $  2,991
              Feb-2001     $  3,069                   $  3,006
              Mar-2001     $  3,090                   $  3,028
              Apr-2001     $  3,100                   $  3,042
              May-2001     $  3,114                   $  3,059
              Jun-2001     $  3,130                   $  3,068
              Jul-2001     $  3,147                   $  3,089
              Aug-2001     $  3,161                   $  3,103
              Sep-2001     $  3,184                   $  3,135
              Oct-2001     $  3,211                   $  3,155
              Nov-2001     $  3,219                   $  3,160
              Dec-2001     $  3,199                   $  3,166
              Jan-2002     $  3,215                   $  3,169
              Feb-2002     $  3,220                   $  3,179
              Mar-2002     $  3,225                   $  3,172
              Apr-2002     $  3,240                   $  3,194
              May-2002     $  3,250                   $  3,202
              Jun-2002     $  3,257                   $  3,219
              Jul-2002     $  3,267                   $  3,233
              Aug-2002     $  3,276                   $  3,235
              Sep-2002     $  3,291                   $  3,250
              Oct-2002     $  3,296                   $  3,257
              Nov-2002     $  3,308                   $  3,258
              Dec-2002     $  3,320                   $  3,271
              Jan-2003     $  3,325                   $  3,273
              Feb-2003     $  3,334                   $  3,279
              Mar-2003     $  3,342                   $  3,285
              Apr-2003     $  3,340                   $  3,289
              May-2003     $  3,349                   $  3,293
              Jun-2003     $  3,349                   $  3,299
              Jul-2003     $  3,342                   $  3,297
              Aug-2003     $  3,335                   $  3,301
              Sep-2003     $  3,344                   $  3,310
              Oct-2003     $  3,338                   $  3,309

VALUE OF $2,000

                       PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE PERFORMANCE.

TCW Galileo Total Return Bond Fund

Management Discussions

For the year ended October 31, 2003, TCW Galileo Total Return Bond Fund (the "Fund") had a positive return of 3.14% on its I Class shares and 2.76% on its N Class shares. The performance of the Fund's two classes varies because of differing expenses. The Fund underperformed its benchmark which returned 4.91%.

The U.S. economy entered the Gulf War in a soft spot and was slow to recover. Many factors and policies have been in place to promote an economic expansion including the lower dollar, reduced energy costs, lower taxes, higher stock prices and profits, and increased defense spending. Declines in long term interest rates and mortgage rates have also helped, but manufacturing and labor languished for most of the past 12 months. The Fed implemented a 25 basis point rate cut in June, which disappointed investors and fueled a sharp sell off in the fixed income market. The yield on the 10-year U.S. Treasury rose from its multi-decade low of 3.11% on June 13 to 4.60% on September 2, and then rallied back down to 4.29% on October 31. The Fed has been on hold since June, citing concerns about falling inflation rates and has reaffirmed that low rates could be maintained for a considerable period of time. Nonetheless, most investors believe that the Fed's next move is more likely to be a tightening. This view has gained support recently from a slew of favorable economic reports. Third quarter 2003 GDP showed a sharp increase, consumer sentiment has improved and the labor market is showing signs of improvement.

The last few months have been a volatile and difficult period for mortgage investors. The credit sectors, particularly BBB-rated securities, staged a strong recovery, in which the mortgage sector failed to participate, as the vast majority of mortgage-backed securities are issued by agencies and instrumentalities of the U.S. government. Another drag on mortgage returns this past year has been duration shortening, which occurred in anticipation of rising prepayment rates when interest rates fell. This duration shortening led to underperformance relative to longer duration fixed income benchmarks. An additional source of stress to mortgage investors in late June and early July was the rapid rate increase, which generated a flood of extension-related selling at the same time that prepayments rose to unprecedented levels. Thirty-year FNMAs, for example, prepaid overall at a rate that exceeded 60% CPR, while several coupons prepaid in excess of 80% CPR. Limited supply and thin dealer positions also kept volatility high for much of the summer.

[CHART]

                  TCW GALILEO TOTAL RETURN BOND FUND - I CLASS

      AVERAGE ANNUALIZED TOTAL RETURN

     1-YEAR   3-YEAR   5-YEAR   10-YEAR
      3.14%    9.01%    7.05%    7.24%

                           FUND        LEHMAN AGGREGATE BOND   LEHMAN MORTGAGE BACKED SECURITIES
              Oct-1993     $  2,000                 $  2,000                            $  2,000
              Nov-1993     $  1,999                 $  1,983                            $  1,996
              Dec-1993     $  2,011                 $  1,994                            $  2,012
              Jan-1994     $  2,027                 $  2,021                            $  2,032
              Feb-1994     $  2,032                 $  1,986                            $  2,018
              Mar-1994     $  1,977                 $  1,937                            $  1,966
              Apr-1994     $  1,895                 $  1,921                            $  1,951
              May-1994     $  1,900                 $  1,921                            $  1,959
              Jun-1994     $  1,882                 $  1,917                            $  1,955
              Jul-1994     $  1,914                 $  1,955                            $  1,994
              Aug-1994     $  1,926                 $  1,957                            $  2,000
              Sep-1994     $  1,891                 $  1,928                            $  1,971
              Oct-1994     $  1,883                 $  1,927                            $  1,970
              Nov-1994     $  1,862                 $  1,922                            $  1,964
              Dec-1994     $  1,887                 $  1,936                            $  1,980
              Jan-1995     $  1,912                 $  1,974                            $  2,022
              Feb-1995     $  1,970                 $  2,021                            $  2,074
              Mar-1995     $  1,985                 $  2,033                            $  2,084
              Apr-1995     $  2,014                 $  2,062                            $  2,113
              May-1995     $  2,104                 $  2,141                            $  2,180
              Jun-1995     $  2,120                 $  2,157                            $  2,192
              Jul-1995     $  2,109                 $  2,152                            $  2,196
              Aug-1995     $  2,129                 $  2,178                            $  2,219
              Sep-1995     $  2,161                 $  2,199                            $  2,238
              Oct-1995     $  2,200                 $  2,228                            $  2,258
              Nov-1995     $  2,239                 $  2,261                            $  2,284
              Dec-1995     $  2,280                 $  2,293                            $  2,312
              Jan-1996     $  2,295                 $  2,308                            $  2,330
              Feb-1996     $  2,247                 $  2,268                            $  2,311
              Mar-1996     $  2,233                 $  2,252                            $  2,302
              Apr-1996     $  2,218                 $  2,240                            $  2,296
              May-1996     $  2,226                 $  2,235                            $  2,289
              Jun-1996     $  2,262                 $  2,265                            $  2,321
              Jul-1996     $  2,264                 $  2,271                            $  2,329
              Aug-1996     $  2,262                 $  2,268                            $  2,329
              Sep-1996     $  2,311                 $  2,307                            $  2,368
              Oct-1996     $  2,369                 $  2,358                            $  2,414
              Nov-1996     $  2,420                 $  2,399                            $  2,449
              Dec-1996     $  2,396                 $  2,376                            $  2,436
              Jan-1997     $  2,399                 $  2,384                            $  2,454
              Feb-1997     $  2,402                 $  2,390                            $  2,462
              Mar-1997     $  2,382                 $  2,363                            $  2,439
              Apr-1997     $  2,418                 $  2,398                            $  2,478
              May-1997     $  2,440                 $  2,421                            $  2,502
              Jun-1997     $  2,480                 $  2,450                            $  2,532
              Jul-1997     $  2,575                 $  2,516                            $  2,579
              Aug-1997     $  2,540                 $  2,494                            $  2,573
              Sep-1997     $  2,596                 $  2,531                            $  2,606
              Oct-1997     $  2,645                 $  2,568                            $  2,635
              Nov-1997     $  2,652                 $  2,580                            $  2,643
              Dec-1997     $  2,681                 $  2,606                            $  2,667
              Jan-1998     $  2,709                 $  2,639                            $  2,694
              Feb-1998     $  2,692                 $  2,637                            $  2,700
              Mar-1998     $  2,712                 $  2,646                            $  2,711
              Apr-1998     $  2,723                 $  2,660                            $  2,726
              May-1998     $  2,756                 $  2,685                            $  2,744
              Jun-1998     $  2,776                 $  2,708                            $  2,757
              Jul-1998     $  2,780                 $  2,714                            $  2,771
              Aug-1998     $  2,851                 $  2,758                            $  2,797
              Sep-1998     $  2,890                 $  2,822                            $  2,830
              Oct-1998     $  2,862                 $  2,807                            $  2,827
              Nov-1998     $  2,869                 $  2,823                            $  2,841
              Dec-1998     $  2,875                 $  2,832                            $  2,853
              Jan-1999     $  2,886                 $  2,852                            $  2,873
              Feb-1999     $  2,860                 $  2,802                            $  2,862
              Mar-1999     $  2,883                 $  2,818                            $  2,881
              Apr-1999     $  2,900                 $  2,827                            $  2,894
              May-1999     $  2,874                 $  2,802                            $  2,878
              Jun-1999     $  2,857                 $  2,793                            $  2,868
              Jul-1999     $  2,846                 $  2,781                            $  2,848
              Aug-1999     $  2,841                 $  2,780                            $  2,848
              Sep-1999     $  2,870                 $  2,812                            $  2,895
              Oct-1999     $  2,868                 $  2,822                            $  2,911
              Nov-1999     $  2,872                 $  2,822                            $  2,913
              Dec-1999     $  2,862                 $  2,809                            $  2,906
              Jan-2000     $  2,839                 $  2,799                            $  2,881
              Feb-2000     $  2,872                 $  2,833                            $  2,914
              Mar-2000     $  2,924                 $  2,871                            $  2,946
              Apr-2000     $  2,905                 $  2,862                            $  2,948
              May-2000     $  2,895                 $  2,861                            $  2,949
              Jun-2000     $  2,968                 $  2,921                            $  3,012
              Jul-2000     $  2,985                 $  2,947                            $  3,031
              Aug-2000     $  3,049                 $  2,990                            $  3,077
              Sep-2000     $  3,079                 $  3,009                            $  3,109
              Oct-2000     $  3,106                 $  3,028                            $  3,132
              Nov-2000     $  3,161                 $  3,078                            $  3,179
              Dec-2000     $  3,251                 $  3,135                            $  3,230
              Jan-2001     $  3,285                 $  3,186                            $  3,280
              Feb-2001     $  3,320                 $  3,214                            $  3,299
              Mar-2001     $  3,331                 $  3,230                            $  3,318
              Apr-2001     $  3,311                 $  3,217                            $  3,323
              May-2001     $  3,338                 $  3,236                            $  3,345
              Jun-2001     $  3,354                 $  3,248                            $  3,352
              Jul-2001     $  3,423                 $  3,321                            $  3,411
              Aug-2001     $  3,457                 $  3,359                            $  3,441
              Sep-2001     $  3,520                 $  3,398                            $  3,493
              Oct-2001     $  3,566                 $  3,469                            $  3,541
              Nov-2001     $  3,546                 $  3,421                            $  3,508
              Dec-2001     $  3,557                 $  3,400                            $  3,495
              Jan-2002     $  3,592                 $  3,427                            $  3,528
              Feb-2002     $  3,638                 $  3,460                            $  3,568
              Mar-2002     $  3,591                 $  3,403                            $  3,530
              Apr-2002     $  3,672                 $  3,469                            $  3,597
              May-2002     $  3,696                 $  3,498                            $  3,623
              Jun-2002     $  3,732                 $  3,529                            $  3,653
              Jul-2002     $  3,796                 $  3,571                            $  3,695
              Aug-2002     $  3,855                 $  3,631                            $  3,724
              Sep-2002     $  3,890                 $  3,690                            $  3,750
              Oct-2002     $  3,902                 $  3,673                            $  3,764
              Nov-2002     $  3,892                 $  3,672                            $  3,762
              Dec-2002     $  3,949                 $  3,748                            $  3,801
              Jan-2003     $  3,963                 $  3,751                            $  3,810
              Feb-2003     $  3,991                 $  3,803                            $  3,836
              Mar-2003     $  3,989                 $  3,800                            $  3,836
              Apr-2003     $  4,011                 $  3,832                            $  3,852
              May-2003     $  4,038                 $  3,903                            $  3,855
              Jun-2003     $  4,037                 $  3,896                            $  3,862
              Jul-2003     $  3,987                 $  3,765                            $  3,789
              Aug-2003     $  3,968                 $  3,790                            $  3,816
              Sep-2003     $  4,044                 $  3,890                            $  3,881
              Oct-2003     $  4,024                 $  3,854                            $  3,868

VALUE OF $2,000

                       PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE PERFORMANCE.

[CHART]

                  TCW GALILEO TOTAL RETURN BOND FUND - N CLASS

      AVERAGE ANNUALIZED TOTAL RETURN

     1-YEAR    3-YEAR   SINCE INCEPTION
      2.76%     8.76%        7.13%

                           FUND        LEHMAN AGGREGATE BOND   LEHMAN MORTGAGE BACKED SECURITIES
    INCEPTION 3/1/1999     $  2,000                 $  2,000                            $  2,000
              Mar-1999     $  2,019                 $  2,011                            $  2,013
              Apr-1999     $  2,030                 $  2,017                            $  2,023
              May-1999     $  2,006                 $  2,000                            $  2,011
              Jun-1999     $  1,987                 $  1,993                            $  2,004
              Jul-1999     $  1,970                 $  1,985                            $  1,991
              Aug-1999     $  1,966                 $  1,984                            $  1,991
              Sep-1999     $  1,986                 $  2,007                            $  2,023
              Oct-1999     $  1,984                 $  2,014                            $  2,035
              Nov-1999     $  1,985                 $  2,014                            $  2,036
              Dec-1999     $  1,978                 $  2,005                            $  2,031
              Jan-2000     $  1,963                 $  1,998                            $  2,013
              Feb-2000     $  1,985                 $  2,022                            $  2,036
              Mar-2000     $  2,022                 $  2,049                            $  2,059
              Apr-2000     $  2,007                 $  2,043                            $  2,060
              May-2000     $  1,998                 $  2,042                            $  2,061
              Jun-2000     $  2,051                 $  2,084                            $  2,105
              Jul-2000     $  2,060                 $  2,103                            $  2,119
              Aug-2000     $  2,106                 $  2,134                            $  2,151
              Sep-2000     $  2,124                 $  2,147                            $  2,173
              Oct-2000     $  2,144                 $  2,161                            $  2,189
              Nov-2000     $  2,186                 $  2,197                            $  2,222
              Dec-2000     $  2,248                 $  2,238                            $  2,257
              Jan-2001     $  2,269                 $  2,274                            $  2,292
              Feb-2001     $  2,294                 $  2,294                            $  2,306
              Mar-2001     $  2,299                 $  2,305                            $  2,319
              Apr-2001     $  2,286                 $  2,296                            $  2,322
              May-2001     $  2,301                 $  2,310                            $  2,338
              Jun-2001     $  2,315                 $  2,318                            $  2,342
              Jul-2001     $  2,361                 $  2,370                            $  2,384
              Aug-2001     $  2,384                 $  2,397                            $  2,405
              Sep-2001     $  2,427                 $  2,425                            $  2,441
              Oct-2001     $  2,454                 $  2,476                            $  2,475
              Nov-2001     $  2,439                 $  2,442                            $  2,452
              Dec-2001     $  2,443                 $  2,426                            $  2,443
              Jan-2002     $  2,469                 $  2,446                            $  2,465
              Feb-2002     $  2,501                 $  2,470                            $  2,493
              Mar-2002     $  2,474                 $  2,429                            $  2,467
              Apr-2002     $  2,528                 $  2,476                            $  2,514
              May-2002     $  2,545                 $  2,497                            $  2,532
              Jun-2002     $  2,569                 $  2,518                            $  2,553
              Jul-2002     $  2,611                 $  2,549                            $  2,582
              Aug-2002     $  2,651                 $  2,592                            $  2,602
              Sep-2002     $  2,677                 $  2,634                            $  2,621
              Oct-2002     $  2,685                 $  2,622                            $  2,631
              Nov-2002     $  2,676                 $  2,621                            $  2,629
              Dec-2002     $  2,714                 $  2,675                            $  2,657
              Jan-2003     $  2,724                 $  2,677                            $  2,663
              Feb-2003     $  2,742                 $  2,715                            $  2,681
              Mar-2003     $  2,740                 $  2,712                            $  2,681
              Apr-2003     $  2,756                 $  2,735                            $  2,692
              May-2003     $  2,771                 $  2,786                            $  2,695
              Jun-2003     $  2,769                 $  2,780                            $  2,699
              Jul-2003     $  2,734                 $  2,687                            $  2,648
              Aug-2003     $  2,720                 $  2,705                            $  2,667
              Sep-2003     $  2,774                 $  2,776                            $  2,713
              Oct-2003     $  2,759                 $  2,750                            $  2,703

VALUE OF $2,000

                       PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE PERFORMANCE.

TCW Galileo Money Market Fund

Schedule of Investments

   PRINCIPAL
    AMOUNT          FIXED INCOME SECURITIES                                                 VALUE
-----------------------------------------------------------------------------------------------------
                    AGENCY SECURITIES (17.7% OF NET ASSETS)
$    4,255,319      Federal Home Loan Bank, 1.3%, due 06/28/04                         $    4,255,319
     7,100,000      Federal Home Loan Bank, 4.75%, due 06/28/04                             7,263,185
     9,500,000      Federal Home Loan Mortgage Corporation, 1.02%, due 11/21/03             9,494,617
    10,200,000      Federal Home Loan Mortgage Corporation, 1.02%, due 11/26/03            10,192,775
    10,000,000      Federal Home Loan Mortgage Corporation, 1.055%, due 12/31/03            9,982,417
     5,800,000      Federal Home Loan Mortgage Corporation, 1.07%, due 01/21/04             5,786,037
    10,000,000      Federal Home Loan Mortgage Corporation, 1.2%, due 07/27/04             10,000,000
    10,000,000      Federal Home Loan Mortgage Corporation, 1.5%, due 11/16/04             10,000,000
                                                                                       --------------
                    TOTAL AGENCY SECURITIES (COST: $66,974,350)                            66,974,350
                                                                                       --------------
                    COMMERCIAL PAPER (61.3%)
    15,000,000      Abbey National North America, 1.03%, due 11/07/03                      14,997,425
    15,000,000      AIG Funding, Inc., 1.02%, due 11/06/03                                 14,997,875
    10,000,000      American Express Credit Corp., 1.02%, due 11/04/03                      9,999,150
    10,000,000      American Express Credit Corp., 1.02%, due 11/06/03                      9,998,583
     3,100,000      American General Finance Corp., 1.025%, due 11/07/03                    3,099,470
     3,500,000      American Honda Finance Corp., 1.02%, due 11/05/03                       3,499,603
     4,250,000      American Honda Finance Corp., 1.03%, due 11/12/03                       4,248,663
     5,000,000      American Honda Finance Corp., 1.05%, due 11/04/03                       4,999,562
    15,000,000      Barclays US Funding Corp., 1.02%, due 11/14/03                         14,994,475
    15,000,000      BNP Paribas Finance, Inc., 1.02%, due 11/05/03                         14,998,300
    15,000,000      Citigroup Global Markets, 1.04%, due 11/12/03                          14,995,233
    15,000,000      Dresdner US Finance, Inc., 1.04%, due 11/13/03                         14,994,800
     6,150,000      Du Pont (E.I.) De Nemours, 1.01%, due 11/06/03                          6,149,137
     9,000,000      Du Pont (E.I.) De Nemours, 1.01%, due 11/19/03                          8,995,455
     2,500,000      Du Pont (E.I.) De Nemours, 1.02%, due 11/19/03                          2,498,725
     8,850,000      General Electric Capital Corp., 1.04%, due 11/03/03                     8,849,489
     2,500,000      General Electric Capital Corp., 1.04%, due 11/06/03                     2,499,639
    15,000,000      Household Finance Corp., 1.02%, due 11/05/03                           14,998,300
    15,000,000      Merck & Co., Inc., 1.02%, due 11/04/03                                 14,998,725
     5,000,000      Metlife Funding, Inc., 1.03%, due 11/07/03                              4,999,142
    10,000,000      Metlife Funding, Inc., 1.05%, due 01/14/04                              9,978,417
    15,000,000      Toyota Motor Credit Corp., 1%, due 11/20/03                            14,992,083
    15,000,000      UBS America, Inc., 1.04%, due 11/03/03                                 14,999,133
     3,001,000      UBS Finance Delaware LLC, 1.04%, due 11/03/03                           3,000,827
                                                                                       --------------
                    TOTAL COMMERCIAL PAPER (COST: $232,782,211)                           232,782,211
                                                                                       --------------
                    CORPORATE FIXED INCOME SECURITIES (20.7%)
    15,000,000      Abbott Laboratories, 5.125%, due 07/01/04                              15,381,032
     4,000,000      Bank of America Corp., 6.625%, due 06/15/04                             4,132,080
     8,000,000      General Electric Capital Corp., 6.81%, due 11/03/03                     8,002,061
     6,410,000      Home Depot, Inc., 6.5%, due 09/15/04                                    6,691,619
     8,100,000      Merrill Lynch & Company, Inc., 5.35%, due 06/15/04                      8,306,018
     6,600,000      Merrill Lynch & Company, Inc., 5.46%, due 05/07/04                      6,738,525
     3,000,000      Merrill Lynch & Company, Inc., 6.8%, due 11/03/03                       3,000,833
     9,210,000      Morgan Stanley Dean Witter & Co., 5.625%, due 01/20/04                  9,294,420

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                                                October 31, 2003

   PRINCIPAL
    AMOUNT          FIXED INCOME SECURITIES                                                 VALUE
-----------------------------------------------------------------------------------------------------
                    CORPORATE FIXED INCOME SECURITIES (CONTINUED)
$    5,070,000      Nationsbank Corp., 6.125%, due 07/15/04                            $    5,249,042
    10,995,000      Wells Fargo & Co., 6.625%, due 07/15/04                                11,409,224
                                                                                       --------------
                    TOTAL CORPORATE FIXED INCOME SECURITIES (COST: $78,204,854)            78,204,854
                                                                                       --------------
                    TOTAL FIXED INCOME SECURITIES (COST: $377,961,415) (99.7%)            377,961,415
                                                                                       --------------

                    SHORT-TERM INVESTMENTS (COST: $30,420) (0.0%)

        30,420      Investors Bank & Trust Depository Reserve, 0.75%, due 11/03/03             30,420
                                                                                       --------------
                    TOTAL INVESTMENTS (COST: $377,991,835) (99.7%)                        377,991,835
                    EXCESS OF OTHER ASSETS OVER LIABILITIES (0.3%)                          1,087,407
                                                                                       --------------
                    NET ASSETS (100.0%)                                                $  379,079,242
                                                                                       ==============

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

TCW Galileo Core Fixed Income Fund

Schedule of Investments

   PRINCIPAL
    AMOUNT          FIXED INCOME SECURITIES                                                 VALUE
-----------------------------------------------------------------------------------------------------
                    CORPORATE BONDS

                    ADVERTISING (0.3% OF NET ASSETS)
$      200,000      Advanstar Communications, Inc., (144A), 10.75%, due 08/15/10       $      212,500*
                                                                                       --------------
                    AEROSPACE/DEFENSE (0.7%)
        50,000      BE Aerospace, Inc., 8%, due 03/01/08                                       45,000
       100,000      Lockheed Martin Corp., 8.2%, due 12/01/09                                 121,297
        75,000      Northrop Grumman Corp., 7.75%, due 02/15/31                                90,627
        85,000      Sequa Corp., 8.875%, due 04/01/08                                          91,800
        75,000      United Technologies Corp., 6.1%, due 05/15/12                              82,204
                                                                                       --------------
                    TOTAL AEROSPACE/DEFENSE                                                   430,928
                                                                                       --------------
                    AIRLINES (0.0%)
        10,000      Petroleum Helicopters, Inc., 9.375%, due 05/01/09                          10,750
                                                                                       --------------
                    AUTOMOTIVE (1.3%)
        25,000      ArvinMeritor, Inc., 8.75%, due 03/01/12                                    26,250
        25,000      Collins & Aikman Floor Cover, Series B, 9.75%, due 02/15/10                26,500
       150,000      Daimler-Chrysler N.A., 6.4%, due 05/15/06                                 159,544
        70,000      Dana Corp., 9%, due 08/15/11                                               77,700
       100,000      Dana Corp., 10.125%, due 03/15/10                                         112,500
        40,000      Eagle-Picher Industries, Inc., (144A), 9.75%, due 09/01/13                 42,400*
       125,000      Ford Motor Credit Corp., 6.5%, due 01/25/07                               128,872
       125,000      General Motors Acceptance Corp., 7.5%, due 07/15/05                       133,970
        75,000      General Motors Corp., 7.125%, due 07/15/13                                 78,054+
        15,000      Group 1 Automotive, Inc., (144A), 8.25%, due 08/15/13                      16,200*
        40,000      Keystone Automotive Operations, Inc., (144A), 9.75%, due 11/01/13          42,100*
        25,000      TRW Automotive, Inc., (144A), 9.375%, due 02/15/13                         28,375*
                                                                                       --------------
                    TOTAL AUTOMOTIVE                                                          872,465
                                                                                       --------------
                    BANKING & FINANCIAL SERVICES (5.8%)
       105,000      AmeriCredit Corp., 9.25%, due 05/01/09                                    105,000
         5,000      AmeriCredit Corp., 9.875%, due 04/15/06                                     5,050+
       175,000      Asian Development Bank, 6.75%, due 06/11/07 (Supranational)               197,437
       200,000      Bank of America Corp., 5.875%, due 02/15/09                               218,880
       150,000      Bank One Corp., 6.5%, due 02/01/06                                        162,438
       150,000      Bear Stearns Co., Inc., 5.7%, due 11/15/14                                155,611
       125,000      Boeing Capital Corp., 7.1%, due 09/27/05                                  135,970
        50,000      CB Richard Ellis Services, Inc., 11.25%, due 06/15/11                      55,000
        10,000      CBRE Escrow, Inc., (144A), 9.75%, due 05/15/10                             11,000*
       150,000      Citigroup, Inc., 5%, due 03/06/07                                         159,409
       100,000      Corp Andina de Fomento, 8.875%, due 06/01/05 (Supranational)              108,586
       100,000      Countrywide Home Loans, Inc., 5.625%, due 05/15/07                        107,205
         5,000      FelCor Lodging Trust, Inc., 8.5%, due 06/01/11                              5,450
       150,000      First Union National Bank, 7.8%, due 08/18/10                             180,223
        55,000      Forest City Enterprises, Inc., 7.625%, due 06/01/15                        57,200
       150,000      General Electric Capital Corp., 5.875%, due 02/15/12                      159,645
       100,000      Goldman Sachs Group, Inc., 6.65%, due 05/15/09                            112,739

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

PRINCIPAL
  AMOUNT            FIXED INCOME SECURITIES                                                 VALUE
-----------------------------------------------------------------------------------------------------
                    BANKING & FINANCIAL SERVICES (CONTINUED)
$      150,000      Host Marriott Corp., 9.5%, due 01/15/07                            $      165,750
       125,000      Household Finance Corp., 8%, due 05/09/05                                 136,255
       200,000      International Bank of Reconstruction & Development, 5%,
                      due 03/28/06                                                            212,820
        25,000      Lehman Brothers Holdings, Inc., 6.25%, due 05/15/06                        27,200
       125,000      Lehman Brothers Holdings, Inc., 7.75%, due 01/15/05                       133,981
       150,000      Mellon Funding Corp., 4.875%, due 06/15/07                                157,723
        90,000      Meristar Hospitality Corp., 10.5%, due 06/15/09                            97,762+
       100,000      Morgan Stanley Dean Witter & Co., 6.75%, due 04/15/11                     112,025
        75,000      National Rural Utilities Cooperative Finance Corp., 8%,
                      due 03/01/32                                                             91,024
       150,000      Simon Property Group, Inc., 6.375%, due 11/15/07                          163,023
       150,000      US Bank National Association, 6.3%, due 02/04/14                          165,618
       150,000      Washington Mutual, Inc., 5.625%, due 01/15/07                             161,151
       150,000      Wells Fargo & Co., 6.45%, due 02/01/11                                    167,704
        25,000      Western Financial Bank, 9.625%, due 05/15/12                               27,562
                                                                                       --------------
                    TOTAL BANKING & FINANCIAL SERVICES                                      3,756,441
                                                                                       --------------
                    BEVERAGES, FOOD & TOBACCO (0.7%)
        75,000      Anheuser Busch Companies, Inc., 5.75%, due 04/01/10                        81,073
        75,000      Coca-Cola Enterprises, Inc., 6.95%, due 11/15/26                           84,316
        50,000      Dole Foods Co., Inc., 8.875%, due 03/15/11                                 54,125
        75,000      General Mills, Inc., 6%, due 02/15/12                                      80,033
        75,000      Kellogg Co., 7.45%, due 04/01/31                                           88,394
       100,000      Sara Lee Corp., Senior Note, 3.875%, due 06/15/13                          92,586
                                                                                       --------------
                    TOTAL BEVERAGES, FOOD & TOBACCO                                           480,527
                                                                                       --------------
                    CHEMICALS (0.8%)
        65,000      Equistar Chemical, LP, 10.125%, due 09/01/08                               68,250
        25,000      Foamex, LP/Foamex Capital Corp., 10.75%, due 04/01/09                      22,125
        75,000      Hercules, Inc., 11.125%, due 11/15/07                                      87,187
        15,000      Huntsman International, LLC, 9.875%, due 03/01/09                          15,750
        40,000      ISP Chemco, 10.25%, due 07/01/11                                           44,600
        25,000      ISP Holdings, Inc., 10.625%, due 12/15/09                                  27,250
        25,000      Lyondell Chemical Companies, Inc., 11.125%, due 07/15/12                   26,000
        70,000      Nalco Co., (144A), 7.75%, due 11/15/11                                     72,800*
        35,000      Radnor Holdings, Inc., (144A), 11%, due 03/15/10                           30,100*+
        50,000      Resolution Performance Products, LLC, 9.5%, due 04/15/10                   52,000
        75,000      Rohm and Haas Co., 7.4%, due 07/15/09                                      87,694
                                                                                       --------------
                    TOTAL CHEMICALS                                                           533,756
                                                                                       --------------
                    COMMERCIAL SERVICES (1.1%)
       100,000      Allied Waste Industries, Inc., 8.875%, due 04/01/08                       110,500
        75,000      Allied Waste North America, 7.875%, due 04/15/13                           80,062+
        45,000      H&E Equipment Services, LLC, 11.125%, due 06/15/12                         40,500
        75,000      International Lease Finance Corp., 5.625%, due 06/01/07                    80,436
        45,000      Muzak LLC/Muzak Finance Corp., 10%, due 02/15/09                           47,250
        55,000      NationsRent, Inc., (144A), 9.5%, due 10/15/10                              56,925*
        65,000      NDCHealth Corp., 10.5%, due 12/01/12                                       72,637

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

   PRINCIPAL
    AMOUNT          FIXED INCOME SECURITIES                                                 VALUE
-----------------------------------------------------------------------------------------------------
                    COMMERCIAL SERVICES (CONTINUED)
$       50,000      Service Corp. International, 6.875%, due 10/01/07                  $       51,000
        25,000      Service Corp. International, 7.7%, due 04/15/09                            25,937
        35,000      United Rentals North America, Inc., (144A), 7.75%, due 11/15/13            34,737*
        15,000      Universal Compression, Inc., 7.25%, due 05/15/10                           15,600
        25,000      Williams Scotsman, Inc., (144A), 10%, due 08/15/08                         27,250*+
        25,000      Xerox Corp., 7.125%, due 06/15/10                                          25,562
        65,000      Xerox Corp., 7.625%, due 06/15/13                                          66,462
                                                                                       --------------
                    TOTAL COMMERCIAL SERVICES                                                 734,858
                                                                                       --------------
                    COMMUNICATIONS (0.3%)
        35,000      Avaya, Inc., 11.125%, due 04/01/09                                         41,125
       125,000      PanAmSat Corp., 8.5%, due 02/01/12                                        134,062
        30,000      Telex Communications, Inc., (144A), 11.5%, due 10/15/08                    30,900*
                                                                                       --------------
                    TOTAL COMMUNICATIONS                                                      206,087
                                                                                       --------------
                    COMPUTER SERVICES (0.3%)
        75,000      IBM Corp., 6.5%, due 01/15/28                                              81,037
       100,000      Solectron Corp., 9.625%, due 02/15/09                                     110,500+
                                                                                       --------------
                    TOTAL COMPUTER SERVICES                                                   191,537
                                                                                       --------------
                    CONSTRUCTION (0.3%)
        75,000      Atrium Companies, Inc., 10.5%, due 05/01/09                                80,437
        25,000      Building Materials Corp., Series B, 8%, due 10/15/07                       24,875
        25,000      Technical Olympic USA, Inc., 9%, due 07/01/10                              26,625
        35,000      Technical Olympic USA, Inc., 10.375%, due 07/01/12                         38,325+
                                                                                       --------------
                    TOTAL CONSTRUCTION                                                        170,262
                                                                                       --------------
                    CONTAINERS & PACKAGING (0.4%)
        50,000      BWAY Corp., (144A), 10%, due 10/15/10                                      53,000*
        20,000      Huntsman Packaging Corp., 13%, due 06/01/10                                18,900
        45,000      Owens-Brockway Glass Co., 7.75%, due 05/15/11                              47,362
        25,000      Owens-Brockway Glass Co., 8.75%, due 11/15/12                              27,312
        55,000      Pliant Corp., 11.125%, due 09/01/09                                        59,400
        40,000      U.S. Can Corp., (144A), 10.875%, due 07/15/10                              41,400*
                                                                                       --------------
                    TOTAL CONTAINERS & PACKAGING                                              247,374
                                                                                       --------------
                    ELECTRIC UTILITIES (0.8%)
        35,000      Calpine Corp., Senior Secured Note, (144A), 8.5%, due 07/15/10             31,937*+
       150,000      FPL Group Capital, Inc., 6.125%, due 05/15/07                             163,993
        75,000      Hydro-Quebec, 6.3%, due 05/11/11 (Canada)                                  84,111
        65,000      PSEG Energy Holdings, Inc., 10%, due 10/01/09                              70,444
       120,000      Reliant Resources, Inc., (144A), 9.25%, due 07/15/10                      107,400*
        95,000      Teco Energy, Inc., 7%, due 05/01/12                                        93,812
                                                                                       --------------
                    TOTAL ELECTRIC UTILITIES                                                  551,697
                                                                                       --------------
                    ELECTRICAL EQUIPMENT (0.1%)
        50,000      UCAR Finance, Inc., 10.25%, due 02/15/12                                   55,375
                                                                                       --------------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                                                OCTOBER 31, 2003

   PRINCIPAL
    AMOUNT          FIXED INCOME SECURITIES                                                 VALUE
-----------------------------------------------------------------------------------------------------
                    ELECTRONICS (0.4%)
$      100,000      Amkor Technology, Inc., Senior Note, (144A), 7.75%, due 05/15/13   $      106,000*+
        30,000      ON Semiconductor Corp., 12%, due 03/15/10                                  35,700
         5,000      ON Semiconductor Corp., 13%, due 05/15/08                                   5,825
        60,000      Sanmina-SCI Corp., 10.375%, due 01/15/10                                   70,800
        10,000      Stoneridge, Inc., 11.5%, due 05/01/12                                      11,613
                                                                                       --------------
                    TOTAL ELECTRONICS                                                         229,938
                                                                                       --------------
                    ENERGY & OIL SERVICES (0.4%)
       150,000      Coastal Corp., 7.625%, due 09/01/08                                       128,625+
        40,000      El Paso Corp., 6.95%, due 12/15/07                                         35,800+
        25,000      El Paso Corp., 7.875%, due 06/15/12                                        21,313+
        25,000      Magnum Hunter Resources, Inc., 9.6%, due 03/15/12                          27,500
        25,000      Westport Resources Corp., 8.25%, due 11/01/11                              27,563
        10,000      Westport Resources Corp., (144A), 8.25%, due 11/04/11                      11,025*
                                                                                       --------------
                    TOTAL ENERGY & OIL SERVICES                                               251,826
                                                                                       --------------
                    ENTERTAINMENT & LEISURE (0.8%)
        40,000      Cinemark USA, Inc., 9%, due 02/01/13                                       43,800
        35,000      Gaylord Entertainment Co., (144A), 8%, due 11/15/13                        35,875*
        25,000      Hollywood Casino Corp., 13%, due 08/01/06                                  17,875#
       100,000      Majestic Star Casino LLC/ Majestic Star Casino Capital,
                      (144A), 9.5%, due 10/15/10                                              103,000*
        25,000      Mandalay Resort Group, 9.375%, due 02/15/10                                28,688+
        50,000      Park Place Entertainment, Inc., 9.375%, due 02/15/07                       55,625
       110,000      Penn National Gaming, Inc., 8.875%, due 03/15/10                          119,075+
        50,000      Regal Cinemas, Inc., 9.375%, due 02/01/12                                  56,500
        30,000      Six Flags, Inc., 9.5%, due 02/01/09                                        29,438
                                                                                       --------------
                    TOTAL ENTERTAINMENT & LEISURE                                             489,876
                                                                                       --------------
                    FOODS, HOTELS & RESTAURANTS (0.6%)
        85,000      Ahold Finance USA, Inc., 8.25%, due 07/15/10                               91,588+
        15,000      American Restaurant Group, 11.5%, due 11/01/06                             10,500
        45,000      Delhaize America, Inc., 8.125%, due 04/15/11                               49,613
        65,000      DiGiorgio Corp., 10%, due 06/15/07                                         63,375
        15,000      HMH Properties, Inc., 7.875%, due 08/01/08                                 15,488
        75,000      Kroger Co., 5.5%, due 02/01/13                                             76,195
       100,000      Mortons Restaurant Group, (144A), 7.5%, due 07/01/10                       91,000*
                                                                                       --------------
                    TOTAL FOODS, HOTELS & RESTAURANTS                                         397,759
                                                                                       --------------
                    HEALTHCARE (0.5%)
        10,000      Concentra Operating Corp., 9.5%, due 08/15/10                              10,650
        70,000      Hudson Respiratory Care, Inc., 9.125%, due 04/15/08                        58,800
        35,000      Psychiatric Solutions, Inc., (144A), 10.625%, due 06/15/13                 38,238*
       240,000      Tenet Healthcare Corp., 7.375%, due 02/01/13                              233,400+
                                                                                       --------------
                    TOTAL HEALTHCARE                                                          341,088
                                                                                       --------------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

   PRINCIPAL
    AMOUNT          FIXED INCOME SECURITIES                                                 VALUE
-----------------------------------------------------------------------------------------------------
                    HOME CONSTRUCTION, FURNISHINGS & APPLIANCES (0.2%)
$       80,000      D.R. Horton, Inc., 5.875%, due 07/01/13                            $       78,400
        25,000      Nortek, Inc., 9.875%, due 06/15/11                                         26,938
        40,000      William Lyon Homes, Inc., 10.75%, due 04/01/13                             44,400
                                                                                       --------------
                    TOTAL HOME CONSTRUCTION, FURNISHINGS & APPLIANCES                         149,738
                                                                                       --------------
                    HOUSEHOLD PRODUCTS (0.1%)
        75,000      Procter & Gamble Co., 6.875%, due 09/15/09                                 86,548
                                                                                       --------------
                    INSURANCE (0.5%)
        75,000      Aetna, Inc., 7.875%, due 03/01/11                                          87,834
        50,000      Leucadia National Corp., (144A), 7%, due 08/15/13                          48,750*
        75,000      Metlife, Inc., 6.125%, due 12/01/11                                        81,329
        75,000      Progressive Corp., 6.375%, due 01/15/12                                    82,606
                                                                                       --------------
                    TOTAL INSURANCE                                                           300,519
                                                                                       --------------
                    MACHINERY (0.4%)
        90,000      Case New Holland, Inc., (144A), 9.25%, due 08/01/11                        99,450*
        75,000      Caterpillar, Inc., 7.3%, due 05/01/31                                      89,291
        30,000      Grant Prideco, Inc., 9%, due 12/15/09                                      32,550
        35,000      JLG Industries, Inc., 8.25%, due 05/01/08                                  37,100
                                                                                       --------------
                    TOTAL MACHINERY                                                           258,391
                                                                                       --------------
                    MEDIA--BROADCASTING & PUBLISHING (2.8%)
        20,000      American Achievement Corp., 11.625%, due 01/01/07                          22,200
        25,000      Charter Communications Holdings, LLC, 0%, due 04/01/11                     18,875
        25,000      Charter Communications Holdings, LLC, 10%, due 05/15/11                    20,063
       100,000      Charter Communications, Inc., 8.625%, due 04/01/09                         80,250+
        75,000      Comcast Cable Communications Corp., 6.75%, due 01/30/11                    83,030
        75,000      Cox Communications, Inc., 7.125%, due 10/01/12                             85,190
        40,000      CSC Holdings, Inc., 7.625%, due 04/01/11                                   40,700
        10,000      CSC Holdings, Inc., 8.125%, due 07/15/09                                   10,375
       100,000      CSC Holdings, Inc., 8.125%, due 08/15/09                                  103,750
       105,000      CSC Holdings, Inc., 10.5%, due 05/15/16                                   114,975
        50,000      Dex Media East, LLC, 9.875%, due 11/15/09                                  56,500
        25,000      Dex Media East, LLC, 12.125%, due 11/15/12                                 30,000
        10,000      Dex Media West, LLC, (144A), 8.5%, due 08/15/10                            10,875*
       110,000      Dex Media West, LLC, (144A), 9.875%, due 08/15/13                         125,125*+
        45,000      Echostar DBS Corp., (144A), 5.75%, due 10/01/08                            44,831*
        25,000      Echostar DBS Corp., (144A), 6.375%, due 10/01/11                           24,906*
       145,000      LBI Media, Inc., 10.125%, due 07/15/12                                    162,038
        30,000      Lodgenet Entertainment Corp., 9.5%, due 06/15/13                           32,400
        40,000      Mastec, Inc., 7.75%, due 02/01/08                                          40,200
        25,000      Mediacom Broadband, LLC, 11%, due 07/15/13                                 26,125+
        60,000      Mediacom, LLC, 9.5%, due 01/15/13                                          57,000+
        75,000      News America Holdings, 9.25%, due 02/01/13                                 96,930
        60,000      Primedia, Inc., 8.875%, due 05/15/11                                       62,100
        20,000      Primedia, Inc., (144A), 8%, due 05/15/13                                   20,400*

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

   PRINCIPAL
    AMOUNT          FIXED INCOME SECURITIES                                                 VALUE
-----------------------------------------------------------------------------------------------------
                    MEDIA--BROADCASTING & PUBLISHING (CONTINUED)
$       75,000      Radio One, Inc., 8.875%, due 07/01/11                              $       82,500
       100,000      Time Warner Entertainment, Inc., 7.25%, due 09/01/08                      113,858
        95,000      Vertis, Inc., 10.875%, due 06/15/09                                        97,613
       100,000      Viacom, Inc., 7.875%, due 07/30/30                                        122,299
        25,000      Videotron Ltee, (144A), 6.875%, due 01/15/14 (Canada)                      25,625*
        25,000      Von Hoffmann Corp., 10.25%, due 03/15/09                                   26,875
         5,000      Young Broadcasting, Inc., 8.5%, due 12/15/08                                5,388
                                                                                       --------------
                    TOTAL MEDIA--BROADCASTING & PUBLISHING                                  1,842,996
                                                                                       --------------
                    MEDICAL SUPPLIES (0.0%)
        30,000      Universal Hospital Services, Inc., (144A), 10.125%, due 11/01/11           31,125*
                                                                                       --------------
                    METALS (0.6%)
        25,000      AK Steel Corp., 7.75%, due 06/15/12                                        17,000+
       150,000      AK Steel Corp., 7.875%, due 02/15/09                                      105,000+
        75,000      Alcoa, Inc., 7.375%, due 08/01/10                                          87,408
        45,000      Euramax International, Ltd., (144A), 8.5%, due 08/15/11                    47,925*
        80,000      International Wire Group, Inc., 11.75%, due 06/01/05                       45,600
        15,000      U.S. Steel Corp., 9.75%, due 05/15/10                                      15,863
        45,000      Wolverine Tube, Inc., 10.5%, due 04/01/09                                  43,200
                                                                                       --------------
                    TOTAL METALS                                                              361,996
                                                                                       --------------
                    OIL & GAS (1.2%)
       150,000      Consolidated Natural Gas Co., 5.375%, due 11/01/06                        161,234
       100,000      Kinder Morgan, Inc., 6.5%, due 09/01/12                                   109,106
        75,000      Occidental Petroleum Corp., 8.45%, due 02/15/29                            97,769
        50,000      Pemex Project Funding Master Trust, 9.125%, due 10/13/10 (Mexico)          58,500
       100,000      Phillips Petroleum Co., 8.75%, due 05/25/10 (USA)                         124,472
         5,000      Williams Companies, Inc., 7.625%, due 07/15/19                              4,900
        20,000      Williams Companies, Inc., 8.125%, due 03/15/12                             21,500
       205,000      Williams Companies, Inc., 8.625%, due 06/01/10                            224,475
                                                                                       --------------
                    TOTAL OIL & GAS                                                           801,956
                                                                                       --------------
                    PAPER & FOREST PRODUCTS (1.0%)
        55,000      Abitibi-Consolidated, Inc., 6%, due 06/20/13                               51,013+
        30,000      Buckeye Technologies, Inc., (144A), 8.5%, due 10/01/13                     31,388*
        20,000      Caraustar Industries, Inc., 7.375%, due 06/01/09                           20,400
       220,000      Georgia-Pacific Corp., 8.125%, due 05/15/11                               239,250+
        50,000      Georgia-Pacific Corp., 9.5%, due 12/01/11                                  58,000+
       125,000      International Paper Co., 6.75%, due 09/01/11                              138,168
        50,000      Smurfit-Stone Container Corp., 8.25%, due 10/01/12                         52,625
        30,000      Tembec Industries, Inc., 8.625%, due 06/30/09                              29,100
                                                                                       --------------
                    TOTAL PAPER & FOREST PRODUCTS                                             619,944
                                                                                       --------------
                    PHARMACEUTICALS (0.1%)
        75,000      Eli Lilly & Co., 6%, due 03/15/12                                          82,059
                                                                                       --------------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

   PRINCIPAL
    AMOUNT          FIXED INCOME SECURITIES                                                 VALUE
-----------------------------------------------------------------------------------------------------
                    RETAIL (0.9%)
$       30,000      Barneys New York, Inc., (144A), 9%, due 04/01/08                   $       27,000*
        75,000      Federated Department Stores, Inc., 6.625%, due 09/01/08                    83,279
        50,000      J.C. Penney Co., Inc., 8%, due 03/01/10                                    55,625
       105,000      J.C. Penney Co., Inc., 9%, due 08/01/12                                   121,800
        30,000      Remington Arms Co., Inc., 10.5%, due 02/01/11                              31,200
        55,000      Rite Aid Corp., 9.5%, due 02/15/11                                         62,150
        20,000      Saks, Inc., 7.375%, due 02/15/19                                           20,400
        40,000      Saks, Inc., 8.25%, due 11/15/08                                            45,400
       100,000      Wal-Mart Stores, Inc., 7.55%, due 02/15/30                                123,100
                                                                                       --------------
                    TOTAL RETAIL                                                              569,954
                                                                                       --------------
                    TELECOMMUNICATIONS (0.6%)
         5,000      Insight Midwest, LP, 9.75%, due 10/01/09                                    5,125+
        70,000      Insight Midwest, LP, 10.5%, due 11/01/10                                   73,150
       235,000      Nextel Communications, Inc., 7.375%, due 08/01/15                         244,400
        75,000      Rogers Wireless Communications, Inc., 9.625%, due 05/01/11                 87,000
        10,000      Rural Cellular Corp., 9.75%, due 01/15/10                                   8,950+
                                                                                       --------------
                    TOTAL TELECOMMUNICATIONS                                                  418,625
                                                                                       --------------
                    TELEPHONE COMMUNICATIONS, EXC. RADIO (1.6%)
        75,000      AT&T Corp., 7.8%, due 11/15/11                                             85,358
        75,000      AT&T Wireless Services, Inc., 8.125%, due 05/01/12                         86,949
        75,000      BellSouth Corp., 6%, due 10/15/11                                          80,891
        75,000      Deutsche Telekom International Finance AG, 8.5%, due 06/15/10
                      (Germany)                                                                90,226
       150,000      Qwest Corp., (144A), 8.875%, due 03/15/12                                 169,500*
        75,000      SBC Communications, Inc., 5.875%, due 02/01/12                             79,388
        75,000      Sprint Capital Corp., 8.75%, due 03/15/32                                  85,530
        25,000      Telefonica Europe BV, 7.75%, due 09/15/10 (Netherlands)                    29,589
        20,000      Triton PCS, Inc., 8.5%, due 06/01/13                                       20,900
       105,000      Triton PCS, Inc., 9.375%, due 02/01/11                                    102,900+
        80,000      Trump Holdings & Funding Corp., 11.625%, due 03/15/10                      70,400
        25,000      U.S. West Communications, Inc., 5.625%, due 11/15/08                       24,625
       100,000      Verizon Global Funding Corp., 7.75%, due 12/01/30                         115,793
                                                                                       --------------
                    TOTAL TELEPHONE COMMUNICATIONS, EXC. RADIO                              1,042,049
                                                                                       --------------
                    TRANSPORTATION (0.4%)
        75,000      Canadian National Railway Co., 6.375%, due 10/15/11                        82,419
        75,000      Hornbeck-Leevac Marine Services, Inc., 10.625%, due 08/01/08               82,969
        35,000      Trico Marine Services, Inc., 8.875%, due 05/15/12                          23,800+
        75,000      Union Pacific Corp., 6.625%, due 02/01/29                                  79,709
                                                                                       --------------
                    TOTAL TRANSPORTATION                                                      268,897
                                                                                       --------------
                    UTILITIES (1.0%)
       225,000      AES Corp., 9.5%, due 06/01/09                                             240,188+
       175,000      Calpine Canada Energy Finance, LLC, 8.5%, due 05/01/08                    128,188
        50,000      Calpine Corp., 8.5%, due 02/15/11                                          35,500+

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

   PRINCIPAL
    AMOUNT          FIXED INCOME SECURITIES                                                 VALUE
-----------------------------------------------------------------------------------------------------
                    UTILITIES (CONTINUED)
$       40,000      Calpine Corp., 8.625%, due 08/15/10                                $       28,400+
       150,000      Carolina Power & Light Corp., 5.95%, due 03/01/09                         163,632
        20,000      CMS Energy Corp., 9.875%, due 10/15/07                                     21,900
        26,471      Panda Funding Corp., 11.625%, due 08/20/12                                 21,706
        20,000      Peabody Energy Corp., 6.875%, due 03/15/13                                 21,050
                                                                                       --------------
                    TOTAL UTILITIES                                                           660,564
                                                                                       --------------
                    TOTAL CORPORATE BONDS (COST: $16,954,658) (27.0%)                      17,660,405
                                                                                       --------------
                    COLLATERALIZED MORTGAGE OBLIGATIONS (15.8%)
        68,450      Citicorp Mortgage Securities (98-5-A1), 6.75%, due 03/25/25                69,179
       942,810      Credit Suisse First Boston (03-8-4PPA), 5.75%, due 04/22/33               954,143
       356,756      Federal Home Loan Mortgage Corp. (1468-ZA), 7%,
                      due 02/15/22 (PAC)                                                      357,787
       232,982      Federal Home Loan Mortgage Corp. (1588-QD), 6.5%,
                      due 09/15/23 (PAC)                                                      233,669
     1,000,000      Federal Home Loan Mortgage Corp. (2061-TA), 5.25%,
                      due 10/15/27 (PAC)                                                    1,015,390
        82,195      Federal Home Loan Mortgage Corp. (2063-PV), 6.25%,
                      due 10/15/26 (PAC)                                                       82,401
     1,179,401      Federal Home Loan Mortgage Corp. (2151-JE), 6%, due 01/15/27            1,183,583
     1,102,121      Federal Home Loan Mortgage Corp. (2439-KZ), 6.5%, due 04/15/32          1,151,717
     1,000,000      Federal Home Loan Mortgage Corp. (2649-GP), 4.5%, due 10/15/30            908,750
     2,000,000      Federal Home Loan Mortgage Corp. (2695-DB), 4%,
                      due 09/15/15 (PAC)                                                    1,995,000
     1,042,223      Federal National Mortgage Association (01-14-SH), 23.148%,
                      due 03/25/30 (I/F)                                                    1,323,623
     1,000,000      Wells Fargo Mortgage Backed Securities Trust, (02-S1-2A1), 6.5%,
                      due 02/25/32                                                          1,014,000
                                                                                       --------------
                    TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (COST: $9,822,790)           10,289,242
                                                                                       --------------
                    FOREIGN GOVERNMENT BONDS & NOTES (7.3%)
EUR    640,000      Federal Republic of Germany, 5.25%, due 01/04/08                          794,585
CAD    335,000      Government of Canada, 5%, due 09/01/04                                    258,853
CAD    245,000      Government of Canada, 5.5%, due 06/01/10                                  196,678
EUR    861,000      Government of France, 5.25%, due 04/25/08                               1,070,426
EUR     80,000      Government of Portugal, 5.375%, due 06/23/08                               99,983
EUR    375,000      Government of Spain, 5.15%, due 07/30/09                                  465,991
EUR    165,000      Hellenic Republic, 6%, due 2/19/06 (Greece)                               204,691
EUR     69,000      Hypothekenbank in Essen AG, (144A), 4.25%,
                      due 07/06/09 (Germany)                                                   81,398*
EUR     15,000      Hypothekenbank in Essen AG, 4.25%, due 07/06/09 (Germany)                  17,700
EUR    435,000      Italian Government Bond, 5%, due 05/01/08                                 535,452
EUR    140,000      Kingdom of Belgium, 6.25%, due 03/28/07                                   178,156
DKK    455,000      Kingdom of Denmark, 7%, due 12/15/04                                       74,634
NOK    950,000      Kingdom of Norway, 5.5%, due 05/15/09                                     140,727
SEK  1,205,000      Kingdom of Sweden, 5%, due 01/15/04                                       155,096
$       75,000      Province of Manitoba, 5.5%, due 10/01/08 (Canada)                          81,013
$       75,000      Province of Quebec, 7.5%, due 09/15/29 (Canada)                            92,292
EUR    165,000      Republic of Ireland, 4%, due 04/18/10                                     192,772
$       75,000      Republic of Italy, 4.375%, due 10/25/06                                    78,662
                                                                                       --------------
                    TOTAL FOREIGN GOVERNMENT BONDS & NOTES (COST: $3,684,994)               4,719,109
                                                                                       --------------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

   PRINCIPAL
    AMOUNT          FIXED INCOME SECURITIES                                                 VALUE
-----------------------------------------------------------------------------------------------------
                    U.S. GOVERNMENT AGENCY OBLIGATIONS (22.1%)
$      350,000      Federal Home Loan Mortgage Corp., 1.5%, due 08/15/05               $      347,088
       522,852      Federal Home Loan Mortgage Corp., Pool #C59364, 6.5%,
                      due 10/01/31                                                            543,604
       618,701      Federal Home Loan Mortgage Corp., Pool #C66957, 6.5%,
                      due 05/01/32                                                            644,561
       989,148      Federal Home Loan Mortgage Corp., Pool #C90526, 5.5%,
                      due 02/01/22                                                          1,011,097
     2,000,000      Federal Home Loan Mortgage Corp., TBA, 4%                               1,947,500**
       750,000      Federal National Mortgage Association, 2.25%, due 05/15/06                747,023
     1,990,103      Federal National Mortgage Association, 4%, due 10/01/18                 1,934,141
     1,350,000      Federal National Mortgage Association, 4.25%, due 07/15/07              1,405,364
       600,000      Federal National Mortgage Association, 4.375%, due 10/15/06               629,310
     1,600,000      Federal National Mortgage Association, 5.25%, due 04/15/07              1,720,512
       700,000      Federal National Mortgage Association, 5.375%, due 11/15/11               741,363
       782,931      Federal National Mortgage Association, Pool #254634, 5.5%,
                      due 02/01/23                                                            798,590
     1,994,474      Government National Mortgage Association, 4.5%, due 08/15/33            1,902,541
                                                                                       --------------
                    TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (COST: $14,224,415)           14,372,694
                                                                                       --------------
                    U.S. TREASURY BONDS (7.2%)
     1,100,000      U.S. Treasury Bonds, 6.125%, due 11/15/27                               1,229,637+
       640,000      U.S. Treasury Bonds, 7.125%, due 02/15/23                                 792,499
       900,000      U.S. Treasury Bonds, 8.5%, due 02/15/20                                 1,248,890
       900,000      U.S. Treasury Bonds, 11.25%, due 02/15/15                               1,437,471
                                                                                       --------------
                    TOTAL U.S. TREASURY BONDS (COST: $4,800,527)                            4,708,497
                                                                                       --------------
                    U.S. TREASURY NOTES (9.3%)
     2,400,000      U.S. Treasury Note, 1.625%, due 04/30/05                                2,404,128
     1,200,000      U.S. Treasury Note, 2%, due 11/30/04                                    1,209,372
     1,250,000      U.S. Treasury Note, 4.875%, due 02/15/12                                1,319,138
     1,050,000      U.S. Treasury Notes, 4.75%, due 11/15/08                                1,122,513+
                                                                                       --------------
                    TOTAL U.S. TREASURY NOTES (COST: $6,054,993)                            6,055,151
                                                                                       --------------
                    TOTAL FIXED INCOME SECURITIES (COST: $55,542,377) (88.7%)              57,805,098
                                                                                       --------------

   NUMBER OF
   SHARES OR
   WARRANTS         EQUITY SECURITIES
----------------------------------------------------------------------------------------------------------
            30      Barneys New York, Inc., (144A), Warrants, expire 02/01/08                      --* ***
           300      Travel Centers of America, Inc., Warrants, expire 05/01/09                  1,125***
            67      WRC Media Corp., (144A), Common Stock                                          --* ***
                                                                                       --------------
                    TOTAL EQUITY SECURITIES (COST: $0) (0.0%)                                   1,125
                                                                                       --------------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

   PRINCIPAL
    AMOUNT          SHORT-TERM INVESTMENTS                                                  VALUE
-----------------------------------------------------------------------------------------------------
$      125,948      Bank of Montreal, 1.04%, due 11/14/03                              $      125,948^
       248,150      Bank of Nova Scotia, 0.98%, due 11/03/03                                  248,150^
       124,075      Bank of Nova Scotia, 1.06%, due 11/10/03                                  124,075^
       124,075      Bank of Nova Scotia, 1.06%, due 11/12/03                                  124,075^
        93,056      Bank of the West, 1.075%, due 01/14/04                                     93,056^
        62,038      Bear Stearns & Co., 1.198%, due 06/10/04                                   62,038^
       372,226      BlackRock Tempcash Fund, 0.996%, due 11/03/03                             372,226^
       124,075      BNP Paribas, 1.05%, due 12/10/03                                          124,075^
       248,150      Canadian Imperial Bank of Commerce, 1.115%, due 11/04/03                  248,150^
        31,019      Citigroup, Inc., 1.06%, due 11/04/03                                       31,019^
       124,075      Citigroup, Inc., 1.07%, due 11/26/03                                      124,075^
        62,038      Citigroup, Inc., 1.09%, due 12/04/03                                       62,038^
        31,019      Comerica Bank, 1.1%, due 11/19/03                                          31,019^
       403,244      Credit Agricole Indosuez, 1.02%, due 11/06/03                             403,244^
        93,056      Credit Suisse First Boston Corp., 1.09%, due 09/08/04                      93,056^
        37,223      Dreyfus Cash Management Plus Fund, 0.96%, due 11/03/03                     37,223^
        24,815      Falcon Asset Securitization Corp., 1.051%, due 12/01/03                    24,815^
       830,878      Foreign Currency Call Accounts                                            932,280
        92,545      Galaxy Funding, 1.062%, due 11/06/03                                       92,545^
     7,466,314      Investors Bank & Trust Depository Reserve, 0.75%, due 11/03/03          7,466,314
        62,038      Merrill Lynch & Company, Inc., 1.195%, due 11/26/03                        62,038^
       713,433      Merrimac Cash Fund-Premium Class, 0.969%, due 11/03/03                    713,433^
        31,019      Pitney Bowes Real Estate Financing Corp., 1.051%, due 12/03/03             31,019^
        93,056      Royal Bank of Canada, 1.04%, due 11/24/03                                  93,056^
       124,075      Royal Bank of Scotland, 1.03%, due 11/07/03                               124,075^
       124,075      Royal Bank of Scotland, 1.125%, due 07/01/03                              124,075^
        92,758      Sheffiled Receivables Corp., 1.051%, due 11/24/03                          92,758^
        31,019      Toronto Dominion Bank, 1.1%, due 01/08/04                                  31,019^
                                                                                       --------------
                    TOTAL SHORT-TERM INVESTMENTS (COST: $11,989,492) (18.6%)               12,090,894
                                                                                       --------------
                    TOTAL INVESTMENTS (COST: $67,531,869) (107.3%)                         69,897,117
                    LIABILITIES IN EXCESS OF OTHER ASSETS (-7.3%)                          (4,770,711)
                                                                                       --------------
                    NET ASSETS (100.0%)                                                $   65,126,406
                                                                                       ==============

NOTES TO THE SCHEDULE OF INVESTMENTS:
CAD - CANADIAN DOLLAR.
DKK - DANISH KRONE.
EUR - EURO CURRENCY.
NOK - NORWEGIAN KRONE.
SEK - SWEDISH KRONA.
I/F - INVERSE FLOATING RATE SECURITY WHOSE INTEREST RATE MOVES IN THE OPPOSITE
      DIRECTION OF PREVAILING INTEREST RATES.
PAC - PLANNED AMORTIZATION CLASS.
    * SECURITY EXEMPT FROM REGISTRATION UNDER RULE 144A OF THE SECURITIES ACT OF 1933. THESE SECURITIES MAY BE RESOLD IN TRANSACTIONS EXEMPT FROM REGISTRATION, NORMALLY TO QUALIFIED INSTITUTIONAL BUYERS. AT OCTOBER 31, 2003, THE VALUE OF THESE SECURITIES AMOUNTED TO $2,012,460 OR 3.1% OF NET ASSETS.
   ** SECURITIES PURCHASED ON A FORWARD COMMITMENT WITH AN APPROXIMATE
      PRINCIPAL AMOUNT. THE ACTUAL PRINCIPAL AMOUNT WILL BE DETERMINED UPON SETTLEMENT WHEN THE SECURITIES ARE DELIVERED TO THE FUND.
  *** NON-INCOME PRODUCING.
    ^ REPRESENTS INVESTMENTS OF SECURITY LENDING COLLATERAL (NOTE 3).
    + SECURITY PARTIALLY OR FULLY LENT (NOTE 3).
    # COMPANY IS NOT MAKING INTEREST PAYMENTS.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

TCW Galileo High Yield Bond Fund

Schedule of Investments

   PRINCIPAL
    AMOUNT          FIXED INCOME SECURITIES                                                 VALUE
-----------------------------------------------------------------------------------------------------
                    ADVERTISING (1.4% OF NET ASSETS)
$    4,000,000      Advanstar Communications, Inc., (144A), 10.75%, due 08/15/10       $    4,250,000*
       725,000      Advanstar Communications, Inc., Series B, 12%, due 02/15/11               725,000
                                                                                       --------------
                    TOTAL ADVERTISING                                                       4,975,000
                                                                                       --------------
                    AEROSPACE/DEFENSE (1.0%)
       325,000      BE Aerospace, Inc., 9.5%, due 11/01/08                                    306,312+
     2,925,000      Sequa Corp., 8.875%, due 04/01/08                                       3,159,000
                                                                                       --------------
                    TOTAL AEROSPACE/DEFENSE                                                 3,465,312
                                                                                       --------------
                    AIRLINES (0.2%)
       600,000      Petroleum Helicopters, Inc., 9.375%, due 05/01/09                         645,000
                                                                                       --------------
                    AUTOMOTIVE (3.2%)
     1,775,000      ArvinMeritor, Inc., 8.75%, due 03/01/12                                 1,863,750
       800,000      Dana Corp., 9%, due 08/15/11                                              888,000
       450,000      Dana Corp., 10.125%, due 03/15/10                                         506,250
     2,675,000      Dura Operating Corp., 9%, due 05/01/09                                  2,461,000+
     1,275,000      Eagle-Picher Industries, Inc., (144A), 9.75%, due 09/01/13              1,351,500*
       450,000      Group 1 Automotive, Inc., (144A), 8.25%, due 08/15/13                     486,000*
     1,225,000      Keystone Automotive Operations, Inc., (144A), 9.75%, due 11/01/13       1,289,312*
     1,900,000      Navistar International Corp., 9.375%, due 06/01/06                      2,090,000
       525,000      TRW Automotive, Inc., (144A), 9.375%, due 02/15/13                        595,875*
                                                                                       --------------
                    TOTAL AUTOMOTIVE                                                       11,531,687
                                                                                       --------------
                    BANKING & FINANCIAL SERVICES (5.5%)
     1,550,000      AmeriCredit Corp., 9.25%, due 05/01/09                                  1,550,000
     1,960,000      AmeriCredit Corp., 9.875%, due 04/15/06                                 1,979,600+
     1,125,000      CB Richard Ellis Services, Inc., 11.25%, due 06/15/11                   1,237,500
       925,000      CBRE Escrow, Inc., (144A), 9.75%, due 05/15/10                          1,017,500*
       325,000      FelCor Lodging Trust, Inc., 8.5%, due 06/01/11                            354,250
     1,645,000      Forest City Enterprises, Inc., 7.625%, due 06/01/15                     1,710,800
     1,825,000      Host Marriott Corp., 9.5%, due 01/15/07                                 2,016,625
     2,944,444      JP Morgan Chase & Co., (144A), 9%, due 06/20/08                         3,021,736*
       625,000      Meditrust Corp., 7%, due 08/15/07                                         646,875
     3,940,000      Meristar Hospitality Corp., 10.5%, due 06/15/09                         4,279,825+
       875,000      Metris Companies, Inc., 10.125%, due 07/15/06                             719,687+
     1,100,000      Western Financial Bank, 9.625%, due 05/15/12                            1,212,750
                                                                                       --------------
                    TOTAL BANKING & FINANCIAL SERVICES                                     19,747,148
                                                                                       --------------
                    BEVERAGES, FOOD & TOBACCO (1.1%)
     1,625,000      Del Monte Corp., (144A), 8.625%, due 12/15/12                           1,787,500*
     1,900,000      Dole Foods Co., Inc., 8.875%, due 03/15/11                              2,056,750
                                                                                       --------------
                    TOTAL BEVERAGES, FOOD & TOBACCO                                         3,844,250
                                                                                       --------------
                    CHEMICALS (5.4%)
     2,025,000      Acetex Corp., (144A), 10.875%, due 08/01/09                             2,268,000*
     2,250,000      Equistar Chemical, LP, 10.125%, due 09/01/08                            2,362,500
       650,000      Foamex, LP/Foamex Capital Corp., 10.75%, due 04/01/09                     575,250

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

   PRINCIPAL
    AMOUNT          FIXED INCOME SECURITIES                                                 VALUE
-----------------------------------------------------------------------------------------------------
                    CHEMICALS (CONTINUED)
$    1,400,000      Hercules, Inc., 11.125%, due 11/15/07                              $    1,627,500
       775,000      HMP Equity Holdings Corp., (144A), 0.%, due 05/15/08                      387,500*
     1,150,000      Huntsman International, LLC, 9.875%, due 03/01/09                       1,207,500
     1,475,000      Huntsman International, LLC, (144A), 9.875%, due 03/01/09               1,548,750*+
     1,825,000      ISP Holdings, Inc., 10.625%, due 12/15/09                               1,989,250
       925,000      Lyondell Chemical Companies, Inc., 11.125%, due 07/15/12                  962,000
       825,000      Nalco Co., (144A), 7.75%, due 11/15/11                                    858,000*
     1,375,000      Nalco Co., (144A), 8.875%, due 11/15/13                                 1,430,000*
     1,600,000      Radnor Holdings, Inc., (144A), 11%, due 03/15/10                        1,376,000*+
     1,425,000      Resolution Performance Products, LLC, 9.5%, due 04/15/10                1,482,000
     1,225,000      Rhodia S.A., (144A), 8.875%, due 06/01/11                               1,090,250*+
                                                                                       --------------
                    TOTAL CHEMICALS                                                        19,164,500
                                                                                       --------------
                    COMMERCIAL SERVICES (6.5%)
     5,425,000      Allied Waste North America, 8.5%, due 12/01/08                          5,981,062
       725,000      H&E Equipment Services, LLC, 11.125%, due 06/15/12                        652,500
     1,050,000      Mid American Waste System Exchange, 12.25%, due 02/15/04                   10,500#
     2,200,000      Muzak LLC/Muzak Finance Corp., 10%, due 02/15/09                        2,310,000
     1,975,000      NationsRent, Inc., (144A), 9.5%, due 10/15/10                           2,044,125*
     1,475,000      NDCHealth Corp., 10.5%, due 12/01/12                                    1,648,312
     3,125,000      Service Corp. International, 7.7%, due 04/15/09                         3,242,187
       375,000      United Rentals North America, Inc., 10.75%, due 04/15/08                  420,000
     2,225,000      United Rentals North America, Inc., (144A), 7.75%, due 11/15/13         2,208,312*
       550,000      Universal Compression, Inc., 7.25%, due 05/15/10                          572,000
       725,000      Williams Scotsman, Inc., (144A), 10%, due 08/15/08                        790,250*
       375,000      Xerox Corp., 7.125%, due 06/15/10                                         383,437
     1,100,000      Xerox Corp., 7.625%, due 06/15/13                                       1,124,750
     1,575,000      Xerox Corp., 9.75%, due 01/15/09                                        1,783,687
                                                                                       --------------
                    TOTAL COMMERCIAL SERVICES                                              23,171,122
                                                                                       --------------
                    COMMUNICATIONS (2.7%)
     1,700,000      Avaya, Inc., 11.125%, due 04/01/09                                      1,997,500
     1,235,000      DirecTV Holdings LLC, 8.375%, due 03/15/13                              1,386,287
     4,900,000      PanAmSat Corp., 8.5%, due 02/01/12                                      5,255,250
       950,000      Telex Communications, Inc., (144A), 11.5%, due 10/15/08                   978,500*
                                                                                       --------------
                    TOTAL COMMUNICATIONS                                                    9,617,537
                                                                                       --------------
                    COMPUTER SERVICES (0.6%)
     1,975,000      Solectron Corp., 9.625%, due 02/15/09                                   2,182,375+
                                                                                       --------------
                    CONSTRUCTION (1.8%)
     1,100,000      Atrium Companies, Inc., 10.5%, due 05/01/09                             1,179,750
       725,000      Building Materials Corp., 8%, due 12/01/08                                714,125
     1,150,000      Building Materials Corp., Series B, 7.75%, due 07/15/05                 1,175,875
       175,000      Building Materials Corp., Series B, 8%, due 10/15/07                      174,125
     1,425,000      Standard Pacific Corp., 9.25%, due 04/15/12                             1,567,500
     1,425,000      Technical Olympic USA, Inc., 10.375%, due 07/01/12                      1,560,375
                                                                                       --------------
                    TOTAL CONSTRUCTION                                                      6,371,750
                                                                                       --------------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

   PRINCIPAL
    AMOUNT          FIXED INCOME SECURITIES                                                 VALUE
-----------------------------------------------------------------------------------------------------
                    CONTAINERS & PACKAGING (2.4%)
$    1,025,000      BWAY Corp., (144A), 10%, due 10/15/10                              $    1,086,500*
     1,975,000      Huntsman Packaging Corp., 13%, due 06/01/10                             1,866,375
     1,150,000      Owens-Brockway Glass Co., 7.75%, due 05/15/11                           1,210,375
     1,475,000      Owens-Brockway Glass Co., 8.75%, due 11/15/12                           1,611,437
     1,400,000      Pliant Corp., 11.125%, due 09/01/09                                     1,512,000
     1,225,000      U.S. Can Corp., (144A), 10.875%, due 07/15/10                           1,267,875*
                                                                                       --------------
                    TOTAL CONTAINERS & PACKAGING                                            8,554,562
                                                                                       --------------
                    ELECTRIC UTILITIES (3.0%)
     1,175,000      Allegheny Energy Supply Co., LLC, (144A), 8.75%, due 04/15/12           1,094,219*
     2,300,000      PSEG Energy Holdings, Inc., 10%, due 10/01/09                           2,492,625
     5,775,000      Reliant Resources, Inc., (144A), 9.25%, due 07/15/10                    5,168,625*
     2,000,000      Teco Energy, Inc., 7%, due 05/01/12                                     1,975,000
                                                                                       --------------
                    TOTAL ELECTRIC UTILITIES                                               10,730,469
                                                                                       --------------
                    ELECTRICAL EQUIPMENT (0.4%)
     1,275,000      UCAR Finance, Inc., 10.25%, due 02/15/12                                1,412,062
                                                                                       --------------
                    ELECTRONICS (1.8%)
       925,000      Amkor Technology, Inc., 9.25%, due 02/15/08                             1,029,062+
     1,185,000      International Wire Group, Inc., 11.75%, due 06/01/05                      675,450+
       855,000      ON Semiconductor Corp., 13%, due 05/15/08                                 996,075
     2,025,000      Sanmina-SCI Corp., 10.375%, due 01/15/10                                2,389,500
     1,075,000      Stoneridge, Inc., 11.5%, due 05/01/12                                   1,248,344
                                                                                       --------------
                    TOTAL ELECTRONICS                                                       6,338,431
                                                                                       --------------
                    ENERGY & OIL SERVICES (3.8%)
     1,875,000      Chesapeake Energy Corp., 8.125%, due 04/01/11                           2,046,094
     2,675,000      Coastal Corp., 7.625%, due 09/01/08                                     2,293,812+
     1,150,000      El Paso Corp., 6.95%, due 12/15/07                                      1,029,250+
     6,275,000      El Paso Corp., 7.875%, due 06/15/12                                     5,349,437+
     1,100,000      Forest Oil Corp., 8%, due 06/15/08                                      1,177,000
     1,125,000      Magnum Hunter Resources, Inc., 9.6%, due 03/15/12                       1,237,500
       325,000      Westport Resources Corp., (144A), 8.25%, due 11/04/11                     358,312*
                                                                                       --------------
                    TOTAL ENERGY & OIL SERVICES                                            13,491,405
                                                                                       --------------
                    ENTERTAINMENT & LEISURE (4.9%)
     1,325,000      Cinemark USA, Inc., 9%, due 02/01/13                                    1,450,875
     1,125,000      Gaylord Entertainment Co., (144A), 8%, due 11/15/13                     1,153,125*
     1,100,000      Hollywood Casino Corp., 13%, due 08/01/06                                 786,500#
     3,225,000      Majestic Star Casino LLC/ Majestic Star Casino Capital,
                      (144A), 9.5%, due 10/15/10                                            3,321,750*
     1,775,000      Mandalay Resort Group, 9.375%, due 02/15/10                             2,036,812+
     2,325,000      Park Place Entertainment, Inc., 9.375%, due 02/15/07                    2,586,563
     2,275,000      Penn National Gaming, Inc., 8.875%, due 03/15/10                        2,462,688+
     1,050,000      Regal Cinemas, Inc., 9.375%, due 02/01/12                               1,186,500

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

   PRINCIPAL
    AMOUNT          FIXED INCOME SECURITIES                                                 VALUE
-----------------------------------------------------------------------------------------------------
                    ENTERTAINMENT & LEISURE (CONTINUED)
$      975,000      Six Flags, Inc., 9.5%, due 02/01/09                                $      956,719
     1,150,000      Travel Centers of America, Inc., 12.75%, due 05/01/09                   1,322,500
                                                                                       --------------
                    TOTAL ENTERTAINMENT & LEISURE                                          17,264,032
                                                                                       --------------
                    FOODS, HOTELS & RESTAURANTS (3.0%)
     3,475,000      Ahold Finance USA, Inc., 8.25%, due 07/15/10                            3,744,313+
       875,000      American Restaurant Group, 11.5%, due 11/01/06                            612,500
     1,300,000      Delhaize America, Inc., 8.125%, due 04/15/11                            1,433,250
     2,460,000      DiGiorgio Corp., 10%, due 06/15/07                                      2,398,500
     2,925,000      Mortons Restaurant Group, (144A), 7.5%, due 07/01/10                    2,661,750*
                                                                                       --------------
                    TOTAL FOODS, HOTELS & RESTAURANTS                                      10,850,313
                                                                                       --------------
                    HEALTHCARE (2.4%)
     1,075,000      Concentra Operating Corp., 9.5%, due 08/15/10                           1,144,875
       245,000      Hudson Respiratory Care, Inc., 9.125%, due 04/15/08                       205,800
       900,000      Prime Medical Services, Inc., 8.75%, due 04/01/08                         850,500
     1,250,000      Psychiatric Solutions, Inc., (144A), 10.625%, due 06/15/13              1,365,625*
     4,950,000      Tenet Healthcare Corp., 7.375%, due 02/01/13                            4,813,875+
                                                                                       --------------
                    TOTAL HEALTHCARE                                                        8,380,675
                                                                                       --------------
                    HOME CONSTRUCTION, FURNISHINGS & APPLIANCES (2.4%)
       725,000      D.R. Horton, Inc., 5.875%, due 07/01/13                                   710,500
     1,775,000      D.R. Horton, Inc., 9.75%, due 09/15/10                                  2,054,563
     2,050,000      Nortek, Inc., 9.875%, due 06/15/11                                      2,208,875
     3,225,000      William Lyon Homes, Inc., 10.75%, due 04/01/13                          3,579,750
                                                                                       --------------
                    TOTAL HOME CONSTRUCTION, FURNISHINGS & APPLIANCES                       8,553,688
                                                                                       --------------
                    INSURANCE (0.4%)
     1,550,000      Leucadia National Corp., (144A), 7%, due 08/15/13                       1,511,250*
                                                                                       --------------
                    MACHINERY (1.1%)
     1,625,000      Case New Holland, Inc., (144A), 9.25%, due 08/01/11                     1,795,625*
       850,000      Grant Prideco, Inc., 9%, due 12/15/09                                     922,250
     1,275,000      JLG Industries, Inc., 8.25%, due 05/01/08                               1,351,500
                                                                                       --------------
                    TOTAL MACHINERY                                                         4,069,375
                                                                                       --------------
                    MEDIA--BROADCASTING & PUBLISHING (11.1%)
       625,000      American Achievement Corp., 11.625%, due 01/01/07                         693,750
     1,750,000      American Media Operation, Inc., 8.875%, due 01/15/11                    1,894,375
     1,100,000      Charter Communications Holdings, LLC, 0%, due 04/01/11                    830,500
     1,550,000      Charter Communications Holdings, LLC, 10%, due 04/01/09                 1,286,500
     2,725,000      Charter Communications Holdings, LLC, 10%, due 05/15/11                 2,186,813
     2,575,000      Charter Communications Holdings, LLC, 11.125%, due 01/15/11             2,188,750+
     1,285,000      CSC Holdings, Inc., 7.625%, due 04/01/11                                1,307,488
       450,000      CSC Holdings, Inc., 8.125%, due 07/15/09                                  466,875
     2,700,000      CSC Holdings, Inc., 10.5%, due 05/15/16                                 2,956,500
       925,000      Dex Media East, LLC, 9.875%, due 11/15/09                               1,045,250
       675,000      Dex Media East, LLC, 12.125%, due 11/15/12                                810,000
       250,000      Dex Media West, LLC, (144A), 8.5%, due 08/15/10                           271,875*

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

   PRINCIPAL
    AMOUNT          FIXED INCOME SECURITIES                                                 VALUE
-----------------------------------------------------------------------------------------------------
                    MEDIA--BROADCASTING & PUBLISHING (CONTINUED)
$    3,000,000      Dex Media West, LLC, (144A), 9.875%, due 08/15/13                  $    3,412,500*
     2,600,000      Echostar DBS Corp., (144A), 5.75%, due 10/01/08                         2,590,250*
     2,125,000      LBI Media, Inc., 10.125%, due 07/15/12                                  2,374,688
     2,325,000      Lodgenet Entertainment Corp., 9.5%, due 06/15/13                        2,511,000
       425,000      Mastec, Inc., 7.75%, due 02/01/08                                         427,125
     1,550,000      Mediacom Broadband, LLC, 11%, due 07/15/13                              1,619,750
     1,425,000      Mediacom, LLC, 9.5%, due 01/15/13                                       1,353,750+
     1,900,000      Primedia, Inc., 8.875%, due 05/15/11                                    1,966,500
       825,000      Primedia, Inc., (144A), 8%, due 05/15/13                                  841,500*
     1,825,000      Radio One, Inc., 8.875%, due 07/01/11                                   2,007,500
     3,075,000      Vertis, Inc., 10.875%, due 06/15/09                                     3,159,563
       725,000      Von Hoffmann Corp., 10.25%, due 03/15/09                                  779,375
       225,000      Von Hoffmann Corp., (144A), 10.25%, due 03/15/09                          241,875*
       175,000      Young Broadcasting, Inc., 8.5%, due 12/15/08                              188,563
                                                                                       --------------
                    TOTAL MEDIA--BROADCASTING & PUBLISHING                                 39,412,615
                                                                                       --------------
                    MEDICAL SUPPLIES (0.3%)
     1,000,000      Universal Hospital Services, Inc., (144A), 10.125%, due 11/01/11        1,037,500*
                                                                                       --------------
                    METALS (1.7%)
     1,000,000      AK Steel Corp., 7.75%, due 06/15/12                                       680,000+
     2,600,000      AK Steel Corp., 7.875%, due 02/15/09                                    1,820,000+
     1,525,000      Euramax International, Ltd., (144A), 8.5%, due 08/15/11                 1,624,125*
       430,000      Golden Northwest Aluminum, Inc., 12%, due 12/15/06                         24,725#
       825,000      International Wire Group, Inc., 11.75%, due 06/01/05                      470,250
       525,000      U.S. Steel Corp., 9.75%, due 05/15/10                                     555,188
     1,000,000      Wolverine Tube, Inc., 10.5%, due 04/01/09                                 960,000
                                                                                       --------------
                    TOTAL METALS                                                            6,134,288
                                                                                       --------------
                    OIL & GAS (2.5%)
       150,000      Giant Industries, Inc., 9%, due 09/01/07                                  148,500
     1,075,000      Hanover Equipment Trust, 8.75%, due 09/01/11                            1,093,813
       825,000      Tesoro Petroleum Corp., 8%, due 04/15/08                                  872,438
     5,100,000      Williams Companies, Inc., 8.125%, due 03/15/12                          5,482,500+
     1,275,000      Williams Companies, Inc., 8.625%, due 06/01/10                          1,396,125
                                                                                       --------------
                    TOTAL OIL & GAS                                                         8,993,376
                                                                                       --------------
                    PAPER & FOREST PRODUCTS (4.8%)
     1,900,000      Abitibi-Consolidated, Inc., 6%, due 06/20/13                            1,762,250+
     1,025,000      Buckeye Technologies, Inc., (144A), 8.5%, due 10/01/13                  1,072,406*
     2,375,000      Caraustar Industries, Inc., 7.375%, due 06/01/09                        2,422,500+
       875,000      Georgia-Pacific Corp., 8%, due 01/15/14                                   940,625
     3,200,000      Georgia-Pacific Corp., 8.125%, due 05/15/11                             3,480,000+
     2,575,000      Georgia-Pacific Corp., 9.5%, due 12/01/11                               2,987,000+
       800,000      Smurfit-Stone Container Corp., 8.25%, due 10/01/12                        842,000
       725,000      Stone Container Corp., 8.375%, due 07/01/12                               764,875

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

   PRINCIPAL
    AMOUNT          FIXED INCOME SECURITIES                                                 VALUE
-----------------------------------------------------------------------------------------------------
                    PAPER & FOREST PRODUCTS (CONTINUED)
$    1,000,000      Stone Container Corp., 9.75%, due 02/01/11                         $    1,090,000
     1,825,000      Tembec Industries, Inc., 8.5%, due 02/01/11                             1,770,250
                                                                                       --------------
                    TOTAL PAPER & FOREST PRODUCTS                                          17,131,906
                                                                                       --------------
                    PHARMACEUTICALS (0.5%)
     1,650,000      AmerisourceBergen Corp., 7.25%, due 11/15/12                            1,695,375
                                                                                       --------------
                    RETAIL (4.8%)
     1,150,000      Barneys New York, Inc., (144A), 9%, due 04/01/08                        1,046,500*
     1,700,000      J.C. Penney Co., Inc., 8%, due 03/01/10                                 1,891,250
     4,390,000      J.C. Penney Co., Inc., 9%, due 08/01/12                                 5,092,400
       800,000      Remington Arms Co., Inc., 10.5%, due 02/01/11                             832,000
     3,125,000      Rite Aid Corp., 9.5%, due 02/15/11                                      3,531,250
     2,325,000      Saks, Inc., 7.375%, due 02/15/19                                        2,371,500
     2,075,000      Saks, Inc., 8.25%, due 11/15/08                                         2,355,125
                                                                                       --------------
                    TOTAL RETAIL                                                           17,120,025
                                                                                       --------------
                    TELECOMMUNICATIONS (3.3%)
       550,000      Insight Midwest, LP, 9.75%, due 10/01/09                                  563,750+
       400,000      Insight Midwest, LP, 9.75%, due 10/01/09                                  410,000
     2,075,000      Insight Midwest, LP, 10.5%, due 11/01/10                                2,168,375
     5,300,000      Nextel Communications, Inc., 7.375%, due 08/01/15                       5,512,000+
     1,800,000      Rogers Wireless Communications, Inc., 9.625%, due 05/01/11              2,088,000
       425,000      Rural Cellular Corp., 9.75%, due 01/15/10                                 380,375+
       475,000      Triton PCS, Inc., 8.75%, due 11/15/11                                     456,000+
                                                                                       --------------
                    TOTAL TELECOMMUNICATIONS                                               11,578,500
                                                                                       --------------
                    TELEPHONE COMMUNICATIONS, EXC. RADIO (3.3%)
     1,350,000      Eircom Funding, (144A), 8.25%, due 08/15/13                             1,471,514*
     2,850,000      Qwest Corp., (144A), 8.875%, due 03/15/12                               3,220,500*
     3,675,000      Triton PCS, Inc., 9.375%, due 02/01/11                                  3,601,500+
     2,775,000      Trump Holdings & Funding Corp., 11.625%, due 03/15/10                   2,442,000
       950,000      U.S. West Communications, Inc., 5.625%, due 11/15/08                      935,750
                                                                                       --------------
                    TOTAL TELEPHONE COMMUNICATIONS, EXC. RADIO                             11,671,264
                                                                                       --------------
                    TRANSPORTATION (0.6%)
     1,000,000      Hornbeck-Leevac Marine Services, Inc., 10.625%, due 08/01/08            1,106,250
     1,700,000      Trico Marine Services, Inc., 8.875%, due 05/15/12                       1,156,000+
                                                                                       --------------
                    TOTAL TRANSPORTATION                                                    2,262,250
                                                                                       --------------
                    UTILITIES (5.5%)
       725,000      AES Corp., 8.875%, due 02/15/11                                           744,938+
     2,050,000      AES Corp., 9.375%, due 09/15/10                                         2,173,000+
     3,675,000      AES Corp., 9.5%, due 06/01/09                                           3,923,063+
     5,975,000      Calpine Corp., 8.5%, due 02/15/11                                       4,242,250+
     4,125,000      Calpine Corp., 8.625%, due 08/15/10                                     2,928,750+
     3,750,000      CMS Energy Corp., 9.875%, due 10/15/07                                  4,106,250

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

   PRINCIPAL
    AMOUNT          FIXED INCOME SECURITIES                                                 VALUE
-----------------------------------------------------------------------------------------------------
                    UTILITIES (CONTINUED)
$      954,931      Panda Funding Corp., 11.625%, due 08/20/12                         $      783,044
       550,000      Peabody Energy Corp., 6.875%, due 03/15/13                                578,875
                                                                                       --------------
                    TOTAL UTILITIES                                                        19,480,170
                                                                                       --------------
                    TOTAL FIXED INCOME SECURITIES (COST: $319,741,565) (93.4%)            332,389,212
                                                                                       --------------

   NUMBER OF
   SHARES OR
   WARRANTS         EQUITY SECURITIES
-----------------------------------------------------------------------------------------------------
         1,575      Barneys New York, Inc., (144A), Warrants, expire 02/01/08                      --* **
         2,047      Forman Petroleum Corp., Warrants, expire 06/01/04                              --**
         4,150      GT Group Telecom, Inc., (144A), Warrants, expire 02/01/10                      41* **
           800      Pliant Corp., (144A), Warrants, expire 06/01/10                               400* **
         4,075      Travel Centers of America, Inc., Warrants, expire 05/01/09                 15,375**
         1,454      WRC Media Corp., (144A), Common Stock                                          --* **
                                                                                       --------------
                    TOTAL EQUITY SECURITIES (COST: $45,001) (0.0%)                             15,816
                                                                                       --------------

   PRINCIPAL
    AMOUNT          SHORT-TERM INVESTMENTS
-----------------------------------------------------------------------------------------------------
$    2,452,294      Bank of Montreal, 1.04%, due 11/14/03                                   2,452,294***
     4,831,682      Bank of Nova Scotia, 0.98%, due 11/03/03                                4,831,682***
     2,415,841      Bank of Nova Scotia, 1.06%, due 11/10/03                                2,415,841***
     2,415,841      Bank of Nova Scotia, 1.06%, due 11/12/03                                2,415,841***
     2,415,841      Bank of Scotland, 1.04%, due 11/14/03                                   2,415,841***
     1,811,881      Bank of the West, 1.075%, due 01/14/04                                  1,811,881***
     1,207,920      Bear Stearns & Co., 1.198%, due 06/10/04                                1,207,920***
     7,247,523      BlackRock Tempcash Fund, 0.996%, due 11/03/03                           7,247,523***
     2,415,841      BNP Paribas, 1.05%, due 12/10/03                                        2,415,841***
     4,831,682      Canadian Imperial Bank of Commerce, 1.115%, due 11/04/03                4,831,682***
       603,960      Citigroup, Inc., 1.06%, due 11/04/03                                      603,960***
     2,415,841      Citigroup, Inc., 1.07%, due 11/26/03                                    2,415,841***
     1,207,920      Citigroup, Inc., 1.09%, due 12/04/03                                    1,207,920***
       603,960      Comerica Bank, 1.1%, due 11/19/03                                         603,960***
     7,851,483      Credit Agricole Indosuez, 1.02%, due 11/06/03                           7,851,483***
     1,811,881      Credit Suisse First Boston Corp., 1.09%, due 09/08/04                   1,811,881***
       724,752      Dreyfus Cash Management Plus Fund, 0.96%, due 11/03/03                    724,752***
       483,168      Falcon Asset Securitization Corp., 1.051%, due 12/01/03                   483,168***
     1,801,922      Galaxy Funding, 1.062%, due 11/06/03                                    1,801,922***
    44,382,644      Investors Bank & Trust Depository Reserve, 0.75%, due 11/03/03         44,382,644
     1,207,920      Merrill Lynch & Company, Inc., 1.195%, due 11/26/03                     1,207,920***
    13,891,083      Merrimac Cash Fund-Premium Class, 0.969%, due 11/03/03                 13,891,083***
       603,960      Pitney Bowes Real Estate Financing Corp., 1.051%, due 12/03/03            603,960***
     1,811,881      Royal Bank of Canada, 1.04%, due 11/24/03                               1,811,881***

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

   PRINCIPAL
    AMOUNT          SHORT-TERM INVESTMENTS                                                  VALUE
-----------------------------------------------------------------------------------------------------
$    2,415,841      Royal Bank of Scotland, 1.03%, due 11/07/03                        $    2,415,841***
     1,806,067      Sheffiled Receivables Corp., 1.051%, due 11/24/03                       1,806,067***
       603,960      Toronto Dominion Bank, 1.1%, due 01/08/04                                 603,960***
                                                                                       --------------
                    TOTAL SHORT-TERM INVESTMENTS (COST: $116,274,589) (32.7%)             116,274,589
                                                                                       --------------
                    TOTAL INVESTMENTS (COST: $436,061,155) (126.1%)                       448,679,617
                    LIABILITIES IN EXCESS OF OTHER ASSETS (-26.1%)                        (92,939,482)
                                                                                       --------------
                    NET ASSETS (100.0%)                                                $  355,740,135
                                                                                       ==============

NOTES TO THE SCHEDULE OF INVESTMENTS:
   * SECURITY EXEMPT FROM REGISTRATION UNDER RULE 144A OF THE SECURITIES ACT OF 1933. THESE SECURITIES MAY BE RESOLD IN TRANSACTIONS EXEMPT FROM REGISTRATION, NORMALLY TO QUALIFIED INSTITUTIONAL BUYERS. AT OCTOBER 31, 2003, THE VALUE OF THESE SECURITIES AMOUNTED TO $66,394,752 OR 18.7% OF NET ASSETS.
  ** NON-INCOME PRODUCING.
 *** REPRESENTS INVESTMENTS OF SECURITY LENDING COLLATERAL (NOTE 3).
   + SECURITY PARTIALLY OR FULLY LENT (NOTE 3).
   # COMPANY IS NOT MAKING INTEREST PAYMENTS.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

TCW Galileo Short Term Bond Fund

Schedule of Investments

   PRINCIPAL
    AMOUNT          FIXED INCOME SECURITIES                                                 VALUE
-----------------------------------------------------------------------------------------------------
                    COLLATERALIZED MORTGAGE OBLIGATIONS (27.2% OF NET ASSETS)
$      189,952      Federal Home Loan Mortgage Corp. (2432-FH), 1.82%, due 03/15/32    $      191,035
       683,261      Federal Home Loan Mortgage Corp. (2585-FD), 1.62%, due 12/15/32           685,714
       866,919      Federal Home Loan Mortgage Corp. (2679-FA), 2.12%, due 10/15/32           869,216
       218,045      Federal National Mortgage Association (02-36-FK), 1.57%,
                      due 12/25/29                                                            218,981
       225,278      First Nationwide Trust (01-2-3A1), 7%, due 06/25/31                       228,162
     1,992,103      Government National Mortgage Association (03-81-FH), 1.67%,
                      due 03/20/29 (TAC)                                                    1,993,348
       524,457      Residential Accredit Loans, Inc. (02-QS16-A2), 1.67%,
                      due 10/25/17                                                            525,223
       432,741      Washington Mutual MSC Mortgage Pass Through Certificates
                      (03-MS4-2A4), 1.57%, due 02/25/33 (PAC)                                 432,200
                                                                                       --------------
                    TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (COST: $5,141,545)            5,143,879
                                                                                       --------------
                    U.S. GOVERNMENT AGENCY OBLIGATIONS (66.5%)
       977,050      Federal Home Loan Mortgage Corp., Pool #1B1010, 3.176%,
                      due 08/01/33                                                            979,785
       490,488      Federal Home Loan Mortgage Corp., Pool #310005, 7.947%,
                      due 11/01/19                                                            501,215
       501,169      Federal Home Loan Mortgage Corp., Pool #610967, 3.806%,
                      due 04/01/28                                                            518,411
       992,888      Federal Home Loan Mortgage Corp., Pool #780833, 2.771%,
                      due 09/01/33                                                            981,877
     1,084,815      Federal Home Loan Mortgage Corp., Pool #789924, 4.865%,
                      due 11/01/32                                                          1,101,510
       183,151      Federal National Mortgage Association, Pool #392536, 7.6%,
                      due 08/01/27                                                            190,420
       610,485      Federal National Mortgage Association, Pool #661691, 4.791%,
                      due 10/01/32                                                            618,800
       257,417      Government National Mortgage Association II, Pool #80022, 5.625%,
                      due 12/20/26                                                            264,683
     1,317,595      Government National Mortgage Association II, Pool #80594, 4%,
                      due 04/20/32                                                          1,334,276
       631,315      Government National Mortgage Association II, Pool #80636, 3.5%,
                      due 09/20/32                                                            635,981
     1,992,966      Government National Mortgage Association, Pool #80734, 3%,
                      due 09/20/33                                                          1,978,318
     1,000,000      Government National Mortgage Association, Pool #80749, 4%,
                      due 10/20/33                                                          1,014,290
       448,318      Government National Mortgage Association, Pool #80757, 3.5%,
                      due 10/20/33                                                            451,555
     1,000,000      Government National Mortgage Association, TBA, 3.5%                     1,006,875*
     1,000,000      Government National Mortgage Association, TBA, 4%                       1,011,200*
                                                                                       --------------
                    TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (COST: $12,583,692)           12,589,196
                                                                                       --------------
                    TOTAL FIXED INCOME SECURITIES (COST: $17,725,237) (93.7%)              17,733,075
                                                                                       --------------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

   PRINCIPAL
    AMOUNT          SHORT-TERM INVESTMENTS                                                  VALUE
-----------------------------------------------------------------------------------------------------
$    1,000,000      American Express Credit Corp., 1.02%, due 11/04/03
                      (Commercial Paper)                                               $      999,915
       900,000      General Electric Capital Corp., 1.04%, due 11/06/03
                      (Commercial Paper)                                                      899,870
        20,407      Investors Bank & Trust Depository Reserve, 0.75%, due 11/03/03             20,407
     1,200,000      UBS Finance Delaware LLC, 1.04%, due 11/03/03
                      (Commercial Paper)                                                    1,199,931
                                                                                       --------------
                    TOTAL SHORT-TERM INVESTMENTS (COST: $3,120,123) (16.5%)                 3,120,123
                                                                                       --------------
                    TOTAL INVESTMENTS (COST: $20,845,360) (110.2%)                         20,853,198
                    LIABILITIES IN EXCESS OF OTHER ASSETS (-10.2%)                         (1,935,074)
                                                                                       --------------
                    NET ASSETS (100.0%)                                                $   18,918,124
                                                                                       ==============

NOTES TO THE SCHEDULE OF INVESTMENTS:
PAC - PLANNED AMORTIZATION CLASS.
TAC - TARGET AMORTIZATION CLASS.
    * SECURITIES PURCHASED ON A FORWARD COMMITMENT WITH AN APPROXIMATE PRINCIPAL AMOUNT. THE ACTUAL PRINCIPAL AMOUNT WILL BE DETERMINED UPON SETTLEMENT WHEN THE SECURITIES ARE DELIVERED TO THE FUND.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

TCW Galileo Total Return Bond Fund

Schedule of Investments

   PRINCIPAL
    AMOUNT          FIXED INCOME SECURITIES                                                 VALUE
-----------------------------------------------------------------------------------------------------
                    COLLATERALIZED MORTGAGE OBLIGATIONS (45.0% OF NET ASSETS)
$    3,771,240      Credit Suisse First Boston (03-8-4PPA), 5.75%, due 04/22/33        $    3,816,570
       770,657      Federal Home Loan Mortgage Corp. (1422-SA), 18.148%,
                      due 11/15/07 (I/F)                                                      890,109
       717,419      Federal Home Loan Mortgage Corp. (1662-N), 6.25%, due 01/15/09            729,687
     4,087,270      Federal Home Loan Mortgage Corp. (1829-ZB), 6.5%, due 03/15/26          4,272,464
       149,060      Federal Home Loan Mortgage Corp. (1844-E), 6.5%, due 10/15/13             151,700
     2,000,000      Federal Home Loan Mortgage Corp. (2061-TA), 5.25%,
                      due 10/15/27 (PAC)                                                    2,030,780
     4,957,235      Federal Home Loan Mortgage Corp. (2107-Z), 6%, due 12/15/28             5,129,252
     5,074,240      Federal Home Loan Mortgage Corp. (2276-ZA), 7%, due 01/15/31            5,263,763
     6,388,626      Federal Home Loan Mortgage Corp. (2448-ZM), 7%, due 05/15/32            6,878,450
     4,206,352      Federal Home Loan Mortgage Corp. (2519-ZD), 5.5%, due 11/15/32          3,806,749
     8,000,000      Federal Home Loan Mortgage Corp. (2642-AR), 4.5%, due 07/15/23          7,341,040
     7,000,000      Federal Home Loan Mortgage Corp. (2683-JB), 4%, due 09/15/18            6,237,420
     5,000,000      Federal National Mortgage Association (03-112-AN), 4%,
                      due 11/25/18                                                          4,484,375
     5,000,000      Federal National Mortgage Association (03-120-BK), 3.5%,
                      due 11/01/18                                                          4,901,562
     1,000,000      Federal National Mortgage Association (93-202-SZ), 10%,
                      due 11/25/23 (PAC)(I/F)                                               1,027,340
     4,216,230      Federal National Mortgage Association (98-44-ZA), 6.5%,
                      due 07/20/28                                                          4,395,420
       644,462      Federal National Mortgage Association (G92-29-J), 8%,
                      due 07/25/22                                                            701,207
     1,526,775      First Nationwide Trust (01-5-A1), 6.75%, due 10/21/31                   1,556,356
    14,052,190      Government National Mortgage Association (02-41-SB),
                      4.89%, due 06/20/32 (I/O)(I/F)                                          790,436
     3,249,213      Government National Mortgage Association (02-41-ZJ), 6%,
                      due 06/20/32                                                          3,213,675
    11,089,830      Government National Mortgage Association (02-76-SG), 6.48%,
                      due 10/16/29 (I/O)(I/F)                                                 998,085
       852,207      Master Asset Securitization Trust (02-6-3A3), 6.25%, due 10/25/32         859,398
     5,910,177      Master Asset Securitization Trust (03-8-1A1), 5.5%, due 09/25/33        5,871,391
       620,515      Residential Accredit Loans, Inc. (97-QS13-A7), 7.25%,
                      due 12/25/27                                                            622,004
       399,538      Residential Asset Securitization Trust (98-A12-A16), 6.75%,
                      due 11/25/28                                                            402,015
       487,311      Residential Funding Mortgage Securities I (95-S21-A6), 7.5%,
                      due 12/26/25                                                            486,745
        24,171      Residential Funding Mortgage Securities I (95-S7-A9), 8%,
                      due 05/25/10 (I/O)                                                          150
     6,395,767      Structured Asset Securities Corp. (03-10-A), 6%, due 04/25/33           6,556,301
     1,567,699      Washington Mutual MSC Mortgage Pass-Through Certificates
                      (02-MS2-3A1), 6.5%, due 05/25/32                                      1,607,255
       480,108      Washington Mutual, Inc. (02-S1-2A1), 6.5%, due 01/25/32                   487,816
                                                                                       --------------
                    TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (COST: $84,375,029)          85,509,515
                                                                                       --------------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

   PRINCIPAL
    AMOUNT          FIXED INCOME SECURITIES                                                 VALUE
-----------------------------------------------------------------------------------------------------
                    U.S. GOVERNMENT AGENCY OBLIGATIONS (56.0%)
$      123,737      Federal Home Loan Mortgage Corp., Pool #755183, 5.637%,
                      due 12/01/15                                                     $      128,647
     1,418,987      Federal Home Loan Mortgage Corp., Pool #755363, 3.516%,
                      due 09/01/30                                                          1,451,240
     3,796,852      Federal Home Loan Mortgage Corp., Pool #789924, 4.865%,
                      due 11/01/32                                                          3,855,285
        64,242      Federal Home Loan Mortgage Corp., Pool #846317, 3.821%,
                      due 08/01/26                                                             65,989
       228,011      Federal Home Loan Mortgage Corp., Pool #846510, 3.721%,
                      due 04/01/25                                                            235,859
       622,062      Federal Home Loan Mortgage Corp., Pool #846732, 4.349%,
                      due 01/01/30                                                            639,996
     1,856,103      Federal Home Loan Mortgage Corp., Pool #C66957, 6.5%,
                      due 05/01/32                                                          1,933,682
     2,608,384      Federal Home Loan Mortgage Corp., Pool #C90552, 6%,
                      due 06/01/22                                                          2,702,129
       643,441      Federal Home Loan Mortgage Corp., Pool #G30194, 6.5%,
                      due 04/01/21                                                            673,805
     7,000,000      Federal Home Loan Mortgage Corp., TBA, 4%                               6,816,250*
       115,287      Federal Housing Authority (#000-13002), 7.125%, due 03/01/04              117,017
     2,688,567      Federal Housing Authority (#012-11216), 7.185%, due 03/25/29            2,728,896
         3,795      Federal National Mortgage Association, Pool #029542, 8.75%,
                      due 07/01/09                                                              4,036
           172      Federal National Mortgage Association, Pool #062420, 7.5%,
                      due 03/01/06                                                                179
       189,651      Federal National Mortgage Association, Pool #124410, 3.606%,
                      due 07/01/22                                                            195,788
        10,379      Federal National Mortgage Association, Pool #137064, 4.125%,
                      due 03/01/19                                                             10,646
     2,649,590      Federal National Mortgage Association, Pool #254369, 6%,
                      due 06/01/12                                                          2,781,248
     3,109,531      Federal National Mortgage Association, Pool #254442, 5.5%,
                      due 09/01/17                                                          3,205,740
     6,263,450      Federal National Mortgage Association, Pool #254634, 5.5%,
                      due 02/01/23                                                          6,376,788
       112,875      Federal National Mortgage Association, Pool #303786, 7.5%,
                      due 02/01/11                                                            121,024
        73,634      Federal National Mortgage Association, Pool #348025, 3.295%,
                      due 06/01/26                                                             74,219
       631,925      Federal National Mortgage Association, Pool #589081, 6.5%,
                      due 08/01/31                                                            656,215
     4,505,935      Federal National Mortgage Association, Pool #655819, 4.951%,
                      due 08/01/32                                                          4,664,248
     4,328,658      Federal National Mortgage Association, Pool #661856, 4.784%,
                      due 10/01/32                                                          4,399,865

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

   PRINCIPAL
    AMOUNT          FIXED INCOME SECURITIES                                                 VALUE
-----------------------------------------------------------------------------------------------------
                    U.S. GOVERNMENT AGENCY OBLIGATIONS (CONTINUED)
$    5,891,207      Federal National Mortgage Association, Pool #671133, 5.168%,
                      due 02/01/33                                                     $    5,988,883
     3,004,027      Federal National Mortgage Association, Pool #672272, 4.951%,
                      due 12/01/32                                                          3,038,934
     6,591,697      Federal National Mortgage Association, Pool #676766, 4.735%,
                      due 01/01/33                                                          6,657,020
     5,737,334      Federal National Mortgage Association, Pool #687847, 4.552%,
                      due 02/01/33                                                          5,761,316
     5,986,479      Federal National Mortgage Association, Pool #692104, 5.103%,
                      due 02/01/33                                                          6,071,068
     9,174,872      Federal National Mortgage Association, Pool #699866, 4.437%,
                      due 04/01/33                                                          9,183,864
     4,726,309      Federal National Mortgage Association, Pool #704454, 4.246%,
                      due 05/01/33                                                          4,701,968
     5,222,126      Federal National Mortgage Association, Pool #708820, 4.67%,
                      due 06/01/33                                                          5,241,083
     4,950,593      Federal National Mortgage Association, Pool #728824, 3.948%,
                      due 07/01/33                                                          4,874,651
     7,972,643      Federal National Mortgage Association, Pool #734384, 5.5%,
                      due 07/01/33                                                          8,055,387
         1,200      Government National Mortgage Association, Pool #003933, 8.25%,
                      due 07/15/04                                                              1,215
     1,461,377      Government National Mortgage Association, Pool #351003, 7.5%,
                      due 07/15/28                                                          1,557,740
     1,357,525      Government National Mortgage Association, Pool #365618, 7%,
                      due 10/15/33                                                          1,359,483
                                                                                       --------------
                    TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (COST: $106,174,052)         106,331,403
                                                                                       --------------
                    U.S. TREASURY SECURITIES (0.0%)
       112,000      Certificates Accrual Treasury Strips, 0%, due 08/15/08                     96,449
                                                                                       --------------
                    TOTAL U.S. TREASURY SECURITIES (COST: $80,573)                             96,449
                                                                                       --------------
                    TOTAL FIXED INCOME SECURITIES (COST: $190,629,654) (101.0%)           191,937,367
                                                                                       --------------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

   PRINCIPAL
    AMOUNT          SHORT-TERM INVESTMENTS                                                  VALUE
-----------------------------------------------------------------------------------------------------
$    2,500,000      American Express Credit Corp., 1.03%, due 11/03/03
                      (Commercial Paper)                                               $    2,499,857
     6,000,000      General Electric Capital Corp., 1.04%, due 11/06/03
                      (Commercial Paper)                                                    5,999,133
        30,815      Investors Bank & Trust Depository Reserve, 0.75%, due 11/03/03             30,815
     1,600,000      UBS Finance Delaware LLC, 1.04%, due 11/03/03
                      (Commercial Paper)                                                    1,599,908
                                                                                       --------------
                    TOTAL SHORT-TERM INVESTMENTS (COST: $10,129,713) (5.4%)                10,129,713
                                                                                       --------------
                    TOTAL INVESTMENTS (COST: $200,759,367) (106.4%)                       202,067,080
                    LIABILITIES IN EXCESS OF OTHER ASSETS (-6.4%)                         (12,078,240)
                                                                                       --------------
                    NET ASSETS (100.0%)                                                $  189,988,840
                                                                                       ==============

NOTES TO THE SCHEDULE OF INVESTMENTS:
I/F - INVERSE FLOATING RATE SECURITY WHOSE INTEREST RATE MOVES IN THE OPPOSITE
      DIRECTION OF PREVAILING INTEREST RATES.
I/O - INTEREST ONLY SECURITY.
PAC - PLANNED AMORTIZATION CLASS.
    * SECURITIES PURCHASED ON A FORWARD COMMITMENT WITH AN APPROXIMATE PRINCIPAL AMOUNT. THE ACTUAL PRINCIPAL AMOUNT WILL BE DETERMINED UPON SETTLEMENT WHEN THE SECURITIES ARE DELIVERED TO THE FUND.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

TCW Galileo Funds, Inc.

Statements of Assets and Liabilities

                                                                 TCW GALILEO      TCW GALILEO     TCW GALILEO       TCW GALILEO
                                                 TCW GALILEO        CORE             HIGH            SHORT             TOTAL
                                                    MONEY           FIXED            YIELD           TERM              RETURN
                                                   MARKET          INCOME            BOND            BOND               BOND
                                                    FUND            FUND             FUND            FUND               FUND
                                                -------------    -------------    -------------    -------------    -------------
                                                                          DOLLAR AMOUNTS IN THOUSANDS
                                                                          (EXCEPT PER SHARE AMOUNTS)
ASSETS
  Investments, at Value (1)                     $     377,992    $      69,897    $     448,680    $      20,853    $     202,067
  Receivables for Securities Sold                          --            2,414            2,658              113              361
  Receivables for Fund Shares Sold                         --               35            3,566               --              169
  Interest Receivable                                   1,556              742            7,971               57              901
                                                -------------    -------------    -------------    -------------    -------------
    Total Assets                                      379,548           73,088          462,875           21,023          203,498
                                                -------------    -------------    -------------    -------------    -------------
LIABILITIES
  Distribution Payable                                    258              275            2,352               25            1,198
  Payables for Securities Purchased                        --            3,148           12,649            2,025           11,784
  Payables for Fund Shares Redeemed                        --              721           19,766               --              373
  Payables Upon Return of Securities Loaned                --            3,692           71,892               --               --
  Accrued Management Fees                                  80               22              285               --               36
  Other Accrued Expenses                                  131              104              191               55              118
                                                -------------    -------------    -------------    -------------    -------------
    Total Liabilities                                     469            7,962          107,135            2,105           13,509
                                                -------------    -------------    -------------    -------------    -------------
NET ASSETS                                      $     379,079    $      65,126    $     355,740    $      18,918    $     189,989
                                                =============    =============    =============    =============    =============
NET ASSETS CONSIST OF:
  Paid-in Capital                               $     379,079    $      66,238    $     415,106    $      21,119    $     192,029
  Undistributed Net Realized (Loss) on
    Investments and Foreign Currency                       --           (3,705)         (67,261)          (1,556)            (396)
  Unrealized Appreciation on Investments
    and Foreign Currency                                   --            2,365           12,619                8            1,308
  Undistributed Net Investment Income (Loss)               --              228           (4,724)            (653)          (2,952)
                                                -------------    -------------    -------------    -------------    -------------
NET ASSETS                                      $     379,079    $      65,126    $     355,740    $      18,918    $     189,989
                                                =============    =============    =============    =============    =============
NET ASSETS ATTRIBUTABLE TO:
  I Class Shares                                $     379,079    $      49,770    $     285,435    $      18,918    $     144,345
                                                =============    =============    =============    =============    =============
  N Class Shares                                $          --    $      15,356    $      70,305    $          --    $      45,644
                                                =============    =============    =============    =============    =============
CAPITAL SHARES OUTSTANDING:
  I Class                                         379,079,242        4,974,935       40,594,904        1,990,983       15,081,831
                                                =============    =============    =============    =============    =============
  N Class                                                  --        1,523,066        9,912,223               --        4,633,345
                                                =============    =============    =============    =============    =============
NET ASSET VALUE PER SHARE:
  I Class                                       $        1.00    $       10.00    $        7.03    $        9.50    $        9.57
                                                =============    =============    =============    =============    =============
  N Class                                       $          --    $       10.08    $        7.09    $          --    $        9.85
                                                =============    =============    =============    =============    =============

(1) THE IDENTIFIED COST FOR THE TCW GALILEO MONEY MARKET FUND, THE TCW GALILEO CORE FIXED INCOME FUND, THE TCW GALILEO HIGH YIELD BOND FUND, THE TCW GALILEO SHORT TERM BOND FUND AND THE TCW GALILEO TOTAL RETURN BOND FUND AT OCTOBER 31, 2003 WAS $377,992, $67,532, $436,061, $20,845 AND $200,759,
    RESPECTIVELY.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

Statements of Operations                             Year Ended October 31, 2003

                                                                 TCW GALILEO      TCW GALILEO      TCW GALILEO      TCW GALILEO
                                                 TCW GALILEO        CORE             HIGH             SHORT            TOTAL
                                                    MONEY           FIXED            YIELD            TERM             RETURN
                                                   MARKET          INCOME            BOND             BOND              BOND
                                                    FUND            FUND             FUND             FUND              FUND
                                                -------------    -------------    -------------    -------------    -------------
                                                                        DOLLAR AMOUNTS IN THOUSANDS
INVESTMENT INCOME
INCOME:
  Interest                                      $       5,660    $       3,259    $      40,094    $         449    $      11,998
                                                -------------    -------------    -------------    -------------    -------------
EXPENSES:
  Management Fees                                       1,030              238            3,152               54              959
  Accounting Service Fees                                 122               23              128                4               61
  Administration Fees                                     170               57              168               13               83
  Transfer Agent Fees:
    I Class                                                39               29               47               29               43
    N Class                                                --               32               72               --               48
  Custodian Fees                                           21               59               55               17               24
  Professional Fees                                        45               32               48               32               47
  Directors' Fees & Expenses                               16               16               16               16               16
  Registration Fees:
    I Class                                                19               21               26                7               21
    N Class                                                --               11               13               --               12
  Distribution Fees:
    N Class                                                --               17              123               --              117
  Other                                                    78               19               96               12               50
                                                -------------    -------------    -------------    -------------    -------------
    Total                                               1,540              554            3,944              184            1,481
    Less Expenses Borne by Investment Advisor:
      I Class                                               9               --               --               31              262
      N Class                                              --               39               14               --              104
                                                -------------    -------------    -------------    -------------    -------------
      Net Expenses                                      1,531              515            3,930              153            1,115
                                                -------------    -------------    -------------    -------------    -------------
  Net Investment Income                                 4,129            2,744           36,164              296           10,883
                                                -------------    -------------    -------------    -------------    -------------
NET REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS AND FOREIGN
  CURRENCY TRANSACTIONS
  Net Realized Gain on:
    Investments                                            --            1,605           15,137               35              335
    Foreign Currency                                       --              115               --               --               --
  Change in Unrealized Appreciation
    (Depreciation) on:
    Investments                                            --              676           40,412             (121)          (5,494)
    Foreign Currency                                       --               15               --               --               --
                                                -------------    -------------    -------------    -------------    -------------
  Net Realized and Unrealized Gain (Loss)
    on Investments and Foreign Currency
    Transactions                                           --            2,411           55,549              (86)          (5,159)
                                                -------------    -------------    -------------    -------------    -------------
INCREASE IN NET ASSETS RESULTING
  FROM OPERATIONS                               $       4,129    $       5,155    $      91,713    $         210    $       5,724
                                                =============    =============    =============    =============    =============

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

Statements of Changes in Net Assets

                                                                           TCW GALILEO                    TCW GALILEO CORE
                                                                          MONEY MARKET                      FIXED INCOME
                                                                              FUND                              FUND
                                                                 ------------------------------    ------------------------------
                                                                          YEAR ENDED                         YEAR ENDED
                                                                          OCTOBER 31,                        OCTOBER 31,
                                                                 ------------------------------    ------------------------------
                                                                     2003             2002             2003             2002
                                                                 -------------    -------------    -------------    -------------
                                                                                   DOLLAR AMOUNTS IN THOUSANDS
OPERATIONS
  Net Investment Income                                          $       4,129    $       8,247    $       2,744    $       3,137
  Net Realized Gain (Loss) on Investments and
    Foreign Currency Transactions                                           --               --            1,720             (285)
  Change in Unrealized Appreciation on
    Investments and Foreign Currency Transactions                           --               --              691               10
                                                                 -------------    -------------    -------------    -------------
  Increase in Net Assets Resulting from Operations                       4,129            8,247            5,155            2,862
                                                                 -------------    -------------    -------------    -------------
DISTRIBUTIONS TO SHAREHOLDERS
  Distributions from Net Investment Income:
    I Class                                                             (4,129)          (8,247)          (2,683)          (2,798)
    N Class                                                                 --               --             (334)            (279)
                                                                 -------------    -------------    -------------    -------------
  Total Distributions to Shareholders                                   (4,129)          (8,247)          (3,017)          (3,077)
                                                                 -------------    -------------    -------------    -------------
NET CAPITAL SHARE TRANSACTIONS
    I Class                                                           (135,738)         186,060           (8,912)          (6,433)
    N Class                                                                 --               --           10,293            1,049
                                                                 -------------    -------------    -------------    -------------
  Increase (Decrease) in Net Assets Resulting from Net Capital
    Share Transactions                                                (135,738)         186,060            1,381           (5,384)
                                                                 -------------    -------------    -------------    -------------
  Increase (Decrease) in Net Assets                                   (135,738)         186,060            3,519           (5,599)
NET ASSETS
  Beginning of Year                                                    514,817          328,757           61,607           67,206
                                                                 -------------    -------------    -------------    -------------
  End of Year                                                    $     379,079    $     514,817    $      65,126    $      61,607
                                                                 =============    =============    =============    =============

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                                          TCW GALILEO               TCW GALILEO               TCW GALILEO
                                                           HIGH YIELD               SHORT TERM               TOTAL RETURN
                                                           BOND FUND                 BOND FUND                 BOND FUND
                                                      ----------------------    ----------------------    ----------------------
                                                           YEAR ENDED                YEAR ENDED                YEAR ENDED
                                                           OCTOBER 31,               OCTOBER 31,               OCTOBER 31,
                                                      ----------------------    ----------------------    ----------------------
                                                        2003         2002         2003         2002         2003         2002
                                                      ---------    ---------    ---------    ---------    ---------    ---------
                                                                             DOLLAR AMOUNTS IN THOUSANDS
OPERATIONS
  Net Investment Income                               $  36,164    $  25,493    $     296    $     711    $  10,883    $   8,234
  Net Realized Gain (Loss) on Investments                15,137      (27,394)          35          280          335            4
  Change in Unrealized Appreciation (Depreciation)
    on Investments                                       40,412       (4,151)        (121)        (551)      (5,494)       1,498
                                                      ---------    ---------    ---------    ---------    ---------    ---------
  Increase (Decrease) in Net Assets Resulting
    from Operations                                      91,713       (6,052)         210          440        5,724        9,736
                                                      ---------    ---------    ---------    ---------    ---------    ---------
DISTRIBUTIONS TO SHAREHOLDERS
  Distributions from Net Investment Income:
    I Class                                             (32,732)     (25,868)        (472)        (833)     (10,183)      (7,475)
    N Class                                              (4,134)        (997)          --           --       (2,994)        (746)
                                                      ---------    ---------    ---------    ---------    ---------    ---------
  Total Distributions to Shareholders                   (36,866)     (26,865)        (472)        (833)     (13,177)      (8,221)
                                                      ---------    ---------    ---------    ---------    ---------    ---------
NET CAPITAL SHARE TRANSACTIONS
    I Class                                             (40,575)      62,561       (1,025)     (33,753)      15,536       44,067
    N Class                                              36,544       20,111           --           --       12,843       33,817
                                                      ---------    ---------    ---------    ---------    ---------    ---------
  Increase (Decrease) in Net Assets Resulting
    from Net Capital Share Transactions                  (4,031)      82,672       (1,025)     (33,753)      28,379       77,884
                                                      ---------    ---------    ---------    ---------    ---------    ---------
  Increase (Decrease) in Net Assets                      50,816       49,755       (1,287)     (34,146)      20,926       79,399
NET ASSETS
  Beginning of Year                                     304,924      255,169       20,205       54,351      169,063       89,664
                                                      ---------    ---------    ---------    ---------    ---------    ---------
  End of Year                                         $ 355,740    $ 304,924    $  18,918    $  20,205    $ 189,989    $ 169,063
                                                      =========    =========    =========    =========    =========    =========

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

TCW Galileo Funds, Inc.

Notes to Financial Statements

NOTE 1 -- ORGANIZATION

TCW Galileo Funds, Inc., a Maryland corporation (the "Company"), is an open-end management investment company registered under the Investment Company Act of 1940, (the "1940 Act"), as amended, that currently offers a selection of 24 no-load mutual funds known as the TCW Galileo Funds (the "Funds"). TCW Investment Management Company (the "Advisor") is the investment advisor to the Funds and is registered under the Investment Advisors Act of 1940. Each Fund has distinct investment objectives. The following are the objectives for the Funds that are covered in this book.

TCW GALILEO FUND                       INVESTMENT OBJECTIVE
----------------                       --------------------
DIVERSIFIED MONEY MARKET FUND

TCW Galileo Money Market Fund          Seeks current income, preservation of
                                       capital and liquidity by investing in high
                                       credit quality, short-term money market
                                       securities.

DIVERSIFIED FIXED INCOME FUNDS

TCW Galileo Core Fixed Income Fund     Seeks to maximize current income and
                                       achieve above average total return
                                       consistent with prudent investment
                                       management over a full market cycle by
                                       investing in fixed income securities.

TCW Galileo High Yield Bond Fund       Seeks to maximize current income and
                                       achieve above average total return
                                       consistent with reasonable risk over a
                                       full market cycle by investing in high
                                       yield bonds, commonly known as "junk"
                                       bonds.

TCW Galileo Short Term Bond Fund       Seeks to maximize current income by
                                       investing in mortgage-backed securities
                                       guaranteed by, or secured by collateral
                                       which is guaranteed by, the United States
                                       Government, its agencies, instrumentalities
                                       or its sponsored corporations, or private
                                       issued mortgage-backed securities rated Aa
                                       or higher by Moody's or AA or higher by S&P.

TCW Galileo Total Return Bond Fund     Seeks to maximize current income and
                                       achieve above average total return
                                       consistent with prudent investment
                                       management over a full market cycle by
                                       investing in mortgage-backed securities
                                       guaranteed by, or secured by collateral
                                       which is guaranteed by, the United States
                                       Government, its agencies, instrumentalities
                                       or its sponsored corporations, or private
                                       issued mortgage-backed securities rated Aa
                                       or higher by Moody's or AA or higher by S&P.

The TCW Galileo Core Fixed Income Fund, the TCW Galileo High Yield Bond Fund and the TCW Galileo Total Return Bond Fund offer two classes of shares: I Class and N Class. The TCW Galileo Money Market Fund and the TCW Galileo Short Term Bond Fund offer only the I Class shares. The Classes are substantially the same except that the N Class shares are subject to a distribution fee.

                                                                October 31, 2003

NOTE 2 -- SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies which are in conformity with accounting principles generally accepted in the United States of America and which are consistently followed by the Funds in the preparation of their financial statements.

PRINCIPLES OF ACCOUNTING: The Funds use the accrual method of accounting for financial reporting purposes.

SECURITY VALUATIONS: The value of securities held in the TCW Galileo Money Market Fund is determined by using the amortized cost method applied to each individual security unless, due to special circumstances, the use of such a method would result in a valuation that does not approximate fair market value. All other securities, for which over-the-counter market quotations are readily available, are valued at the latest bid.

Securities for which market quotations are not readily available, including circumstances under which it is determined by the Advisor that sale or bid prices are not reflective of a security's market value, are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Company's Board of Directors.

For Funds other than the TCW Galileo Money Market Fund, short-term debt securities with remaining maturities of 60 days or less at the time of purchase are valued at amortized cost. Other short-term debt securities are valued on a marked-to-market basis until such time as they reach a remaining maturity of 60 days, whereupon they will be valued at amortized value using their value on the 61st day prior to maturity.

SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME: Security transactions are recorded as of the trade date. Interest income is recognized on an accrual basis. Premiums and discounts including original issue discounts are amortized using the effective yield method. Realized gains and losses on investments are recorded on the basis of specific identification.

FOREIGN CURRENCY TRANSLATION: The books and records of each Fund are maintained in U.S. dollars as follows: (1) the foreign currency market value of investment securities, and other assets and liabilities stated in foreign currencies, are translated using the daily spot rate; and (2) purchases, sales, income and expenses are translated at the rate of exchange prevailing on the respective dates of such transactions. The resultant exchange gains and losses are included in net realized gain (loss) in the Statements of Operations. Pursuant to U.S. federal income tax regulations, certain foreign exchange gains and losses included in realized and unrealized gains and losses are included in, or are a reduction of, ordinary income for federal income tax purposes. It is not practicable to separately identify that portion of gains and losses of the Funds that arise as a result of changes in the exchange rates from the fluctuations that arise from changes in market prices of investments during the year.

DOLLAR ROLL TRANSACTIONS: The Funds may enter into dollar roll transactions with financial institutions to take advantage of opportunities in the mortgage backed securities market. A dollar roll transaction involves a simultaneous sale by the Fund of securities that it holds with an agreement to repurchase substantially similar securities at an agreed upon price and date, but generally will be collateralized at time of delivery by different pools of mortgages with different prepayment histories than those securities sold. These transactions are accounted for as financing transactions as opposed to sales and purchases. The differential between the sale price and the repurchase price is recorded as deferred income and recognized between the settlement dates of the sale and repurchase. During the period between the sale and repurchase, the Fund will not be entitled to receive interest and principal payments on the securities sold. Dollar roll transactions involve risk that the market value of the security sold by the Fund may decline below the repurchase price of the security and the potential inability of counter parties to complete the transaction. There were no such transactions outstanding as of October 31, 2003.

REPURCHASE AGREEMENTS: The Funds may invest in repurchase agreements secured by U.S. Government obligations and by other securities. Securities pledged as collateral for repurchase agreements are held by the Funds' custodian bank until maturity of the repurchase agreements. Provisions of the agreements ensure that the market value of the collateral is sufficient in the event of default; however, in the event of default or bankruptcy by the other party to the agreements, realization and/or retention of the collateral may be subject to legal proceedings. There were no repurchase agreements outstanding at October 31, 2003.

REVERSE REPURCHASE AGREEMENTS: All Fixed Income Funds, except for the TCW Galileo High Yield Bond Fund, may enter into reverse repurchase agreements. Reverse repurchase agreements involve sales by a fund of portfolio securities concurrently with an agreement by the fund to repurchase the same securities at a later date for a fixed price. Generally, the effect of such a transaction is that the fund can recover all or most of the cash invested in the portfolio securities involved during the term of the reverse repurchase agreement, while it will be able to keep the interest income associated with those portfolio securities. Such transactions are only advantageous if the interest cost to the fund of the reverse repurchase transaction is less than the cost of otherwise obtaining the cash. There were no reverse repurchase agreements outstanding at October 31, 2003.

SECURITY LENDING: The Funds may lend their securities to qualified brokers. The loans are collateralized at all times with cash or securities with a market value at least equal to the market value of the securities on loan. As with any extensions of credit, the Funds may bear the risk of delay in recovery or even loss of rights in the collateral if the borrowers of the securities fail financially. The Funds receive compensation for lending their securities (see
Note 3).

OPTIONS: Premiums received from call options written are recorded as a liability. The amount of the liability is subsequently adjusted to reflect the current market value of the option written. If the option expires unexercised, premiums received are realized as a gain at expiration date. If the position is closed prior to expiration, a gain or loss is realized based on premiums received, less the cost to close the option. When an option is exercised, premiums received are added to the proceeds from the sale of the underlying securities and a gain or loss is realized. Call options purchased are accounted for in the same manner as portfolio securities. The cost of securities acquired through the exercise of call options is increased by premiums paid. There were no option contracts entered into during the year ended October 31, 2003.

ALLOCATION OF OPERATING ACTIVITY FOR MULTIPLE CLASSES: Investment income, common expenses and realized and unrealized gains and losses are allocated among the classes of shares of the Funds based on the relative net assets of each class. Distribution and administrative services fees, which are directly attributable to a class of shares, are charged to the operations of the class. All other expenses are charged to each Fund as incurred on a specific identification basis. Differences in class specific fees and expenses will result in differences in net investment income and therefore, the payment of different per share dividends by each class. Please see Note 6.

NET ASSET VALUE: The Net Asset Value of each Fund's shares is determined by dividing the net assets of the Fund by the number of issued and outstanding shares on each business day as of 9:00 A.M. Pacific Standard/Daylight Time for the TCW Galileo Money Market Fund and as of 1:00 P.M. Pacific Standard/Daylight Time for the other funds.

DIVIDENDS AND DISTRIBUTIONS: Distributions to shareholders are recorded on the ex-dividend date. Dividends from net investment income of the TCW Galileo Money Market Fund are declared each business day. The other fixed income funds declare and pay, or reinvest, dividends from net investment income monthly. Distribution of any net long-term and net short-term capital gains earned by a fund will be distributed at least annually.

Income and capital gain distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences are primarily due to differing treatments for foreign currency transactions, market discount, losses deferred to wash sales and excise tax regulations. Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital and may affect net investment income per share. Undistributed net investment income may include temporary book and tax basis differences which will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.

TCW Galileo Short Term Bond Fund reclassified (amount in thousands) $3,536 between undistributed net realized loss and paid-in-capital as a result of permanent differences between book and tax.

The TCW Galileo High Yield Bond Fund transferred a pro-rata allocation of the investments to a shareholder as a result of an "in kind" redemption on October 17, 2003. The transfer of securities was recorded using the closing prices on that date. As such, there was no impact to the net asset value per share of the fund. The recording of these transactions created a permanent book to tax difference which resulted in a reclassification of (amounts in thousands) $6,481 from undistributed net realized loss to paid-in-capital.

USE OF ESTIMATES: The preparation of the accompanying financial statements requires management to make estimates and assumptions that affect the reported amount of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from these estimates.

RECLASSIFICATIONS: Certain reclassifications were made to the prior periods' Financial Highlights relating to distributions for presentation purposes only. These reclassifications had no effect on the net assets or net asset value per share.

NOTE 3 -- SECURITY LENDING

The Funds listed below loaned securities that were collateralized in cash which was invested in short-term investments as of October 31, 2003 (amounts in thousands):

                                        MARKET VALUE OF                          SECURITIES
                                       LOANED SECURITIES   COLLATERAL VALUE    LENDING INCOME*
                                       -----------------   ----------------    ---------------
TCW Galileo Core Fixed Income Fund         $  3,597            $  3,692            $      8
TCW Galileo High Yield Bond Fund             70,055              71,892                 244

* NET OF BROKER FEES.

Securities lending income is included in interest income in the Statements of Operations.

NOTE 4 -- FEDERAL INCOME TAXES

It is the policy of each fund to comply with the requirements under Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its net taxable income, including any net realized gains on investments, to its shareholders. Therefore, no federal income tax provision is required.

At October 31, 2003, the TCW Galileo Money Market Fund and the TCW Galileo Core Fixed Income Fund had an undistributed ordinary income of (amounts in thousands) $332 and $728, respectively, on a tax basis.

During the year ended October 31, 2003, the tax character of distributions paid was as follows (amounts in thousands):

                                         TCW GALILEO     TCW GALILEO      TCW GALILEO      TCW GALILEO      TCW GALILEO
                                            MONEY         CORE FIXED       HIGH YIELD       SHORT TERM      TOTAL RETURN
                                         MARKET FUND     INCOME FUND       BOND FUND        BOND FUND        BOND FUND
                                        ------------     ------------     ------------     ------------     ------------
Distributions paid from:
  Ordinary Income                       $      4,129     $      3,017     $     36,866     $        441     $     13,177
  Return of Capital                               --               --               --               31               --
  Long-Term Capital Gain                          --               --               --               31               --
                                        ------------     ------------     ------------     ------------     ------------
Total Distributions                     $      4,129     $      3,017     $     36,866     $        472     $     13,177
                                        ============     ============     ============     ============     ============

At October 31, 2003, net unrealized appreciation (depreciation) on investments for federal income tax purposes was as follows (amounts in thousands):

                                                         TCW GALILEO      TCW GALILEO      TCW GALILEO      TCW GALILEO
                                                         CORE FIXED        HIGH YIELD       SHORT TERM      TOTAL RETURN
                                                         INCOME FUND       BOND FUND        BOND FUND        BOND FUND
                                                         ------------     ------------     ------------     ------------
Unrealized Appreciation                                  $      2,627     $     19,075     $         57     $      2,672
Unrealized (Depreciation)                                        (473)          (7,281)             (49)          (1,364)
                                                         ------------     ------------     ------------     ------------
Net Unrealized Appreciation                              $      2,154     $     11,794     $          8     $      1,308
                                                         ============     ============     ============     ============
Cost of Investments for
  Federal Income Tax Purposes                            $     67,743     $    436,886     $     20,845     $    200,759
                                                         ============     ============     ============     ============

At October 31, 2003, the following Funds had net realized loss carryforwards for federal income tax purposes (amounts in thousands):

                                                                          EXPIRING IN
                                        --------------------------------------------------------------------------------
                                          2004        2005        2006       2007        2008        2009       2010
                                        --------    --------    --------  ----------  ----------  ----------  ----------
TCW Galileo Core Fixed Income Fund      $     --    $     --    $     --  $      880  $    1,584  $      329  $      253
TCW Galileo High Yield Bond Fund              --          --          --          --       9,504      30,238      27,048
TCW Galileo Short Term Bond Fund             882          76          14           1          78          --          --
TCW Galileo Total Return Bond Fund            --          --          --          --         508          --          --

NOTE 5 -- FUND EXPENSES

The Funds pay to the Advisor, as compensation for services rendered, facilities furnished and expenses borne by it, the following annual management fees as a percentage of daily net asset value:

     TCW Galileo Money Market Fund                                     0.25%
     TCW Galileo Core Fixed Income Fund                                0.40%
     TCW Galileo High Yield Bond Fund                                  0.75%
     TCW Galileo Short Term Bond Fund                                  0.50%*
     TCW Galileo Total Return Bond Fund                                0.50%

* THE ADVISOR WAIVED 0.15% OF THE MANAGEMENT FEE FOR THE YEAR ENDED OCTOBER 31, 2003.

The ordinary operating expenses of the TCW Galileo Money Market Fund are limited to 0.40% of the fund's daily net assets. The ordinary operating expenses (each share class) of the other funds are limited to the average of the total expense ratios as reported by Lipper Analytical Services, Inc. for each fund's respective investment objective, which is subject to change on a monthly basis. However, effective March 1, 2003, the ordinary operating expenses of the TCW Galileo Total Return Bond Fund are limited to 0.44% of I Class daily net assets and 0.74% of N Class daily net assets. The average expense ratios reported by Lipper Analytical Services, Inc. as they relate to other funds were:

     TCW Galileo Core Fixed Income Fund                                1.10%
     TCW Galileo High Yield Bond Fund                                  1.30%
     TCW Galileo Short Term Bond Fund                                  1.00%

Certain officers and/or directors of the Company are officers and/or directors of the Advisor.

NOTE 6 -- DISTRIBUTION PLAN

TCW Brokerage Services ("Distributor"), an affiliate of the Advisor, serves as the non-exclusive distributor of each class of the Company's shares. The Company has a distribution plan pursuant to Rule 12b-1 under the 1940 Act with respect to the N Class shares of each fund. Under the terms of the plan, each fund compensates the Distributor at a rate equal to 0.25% of the average daily net assets of the fund attributable to its N Class shares for distribution and related services.

NOTE 7 -- PURCHASES AND SALES OF SECURITIES

Investment transactions (excluding short-term investments) for the year ended October 31, 2003, were as follows (amounts in thousands):

                                                         TCW GALILEO      TCW GALILEO      TCW GALILEO      TCW GALILEO
                                                          CORE FIXED       HIGH YIELD       SHORT TERM      TOTAL RETURN
                                                         INCOME FUND       BOND FUND        BOND FUND        BOND FUND
                                                         ------------     ------------     ------------     ------------
Purchases at Cost                                        $     19,707     $    566,490     $      2,434     $     30,899
                                                         ============     ============     ============     ============
Sales or Maturity Proceeds                               $     24,291     $    569,876     $      2,097     $     40,465
                                                         ============     ============     ============     ============
U.S. Government Purchases at Cost                        $     53,015     $         --     $     14,127     $    113,974
                                                         ============     ============     ============     ============
U.S. Government Sales or
  Maturity Proceeds                                      $     45,208     $         --     $     10,105     $     69,764
                                                         ============     ============     ============     ============

NOTE 8 -- CAPITAL SHARE TRANSACTIONS

The Declaration of Trust permits the Trustees to issue an unlimited number of shares of beneficial interest (without par value). Transactions in each Fund's shares were as follows:

TCW GALILEO MONEY MARKET FUND

                                                               YEAR ENDED                             YEAR ENDED
                                                            OCTOBER 31, 2003                       OCTOBER 31, 2002
                                                ------------------------------------    ------------------------------------
                                                                         AMOUNT                                  AMOUNT
I CLASS                                              SHARES          (IN THOUSANDS)          SHARES          (IN THOUSANDS)
                                                ----------------    ----------------    ----------------    ----------------
Shares Sold                                        2,793,392,052    $      2,793,392       3,507,163,143    $      3,507,163
Shares Issued upon Reinvestment of Dividends           2,940,727               2,941           5,698,225               5,698
Shares Redeemed                                   (2,932,070,744)         (2,932,071)     (3,326,800,761)         (3,326,801)
                                                ----------------    ----------------    ----------------    ----------------
Net Increase (Decrease)                             (135,737,965)   $       (135,738)        186,060,607    $        186,060
                                                ================    ================    ================    ================

TCW GALILEO CORE FIXED INCOME FUND

                                                               YEAR ENDED                             YEAR ENDED
                                                            OCTOBER 31, 2003                       OCTOBER 31, 2002
                                                ------------------------------------    ------------------------------------
                                                                         AMOUNT                                  AMOUNT
I CLASS                                              SHARES          (IN THOUSANDS)          SHARES          (IN THOUSANDS)
                                                ----------------    ----------------    ----------------    ----------------
Shares Sold                                            2,377,289    $         23,687           5,889,037    $         56,219
Shares Issued upon Reinvestment of Dividends             210,762               2,097             235,206               2,248
Shares Redeemed                                       (3,493,157)            (34,696)         (6,816,789)            (64,900)
                                                ----------------    ----------------    ----------------    ----------------
Net (Decrease)                                          (905,106)   $         (8,912)           (692,546)   $         (6,433)
                                                ================    ================    ================    ================

TCW GALILEO CORE FIXED INCOME FUND

                                                               YEAR ENDED                             YEAR ENDED
                                                            OCTOBER 31, 2003                       OCTOBER 31, 2002
                                                ------------------------------------    ------------------------------------
                                                                         AMOUNT                                  AMOUNT
N CLASS                                              SHARES          (IN THOUSANDS)          SHARES          (IN THOUSANDS)
                                                ----------------    ----------------    ----------------    ----------------
Shares Sold                                            1,019,253    $         10,142           1,745,465    $         16,837
Shares Issued upon Reinvestment of Dividends              29,012                 291              27,413                 265
Shares Redeemed                                          (13,967)               (140)         (1,691,059)            (16,053)
                                                ----------------    ----------------    ----------------    ----------------
Net Increase                                           1,034,298    $         10,293              81,819    $          1,049
                                                ================    ================    ================    ================

TCW GALILEO HIGH YIELD BOND FUND

                                                               YEAR ENDED                             YEAR ENDED
                                                            OCTOBER 31, 2003                       OCTOBER 31, 2002
                                                ------------------------------------    ------------------------------------
                                                                         AMOUNT                                  AMOUNT
I CLASS                                              SHARES          (IN THOUSANDS)          SHARES          (IN THOUSANDS)
                                                ----------------    ----------------    ----------------    ----------------
Shares Sold                                           58,263,468    $        391,296          32,504,394    $        220,559
Shares Issued upon Reinvestment of Dividends           4,293,017              28,651           3,202,694              21,983
Shares Redeemed                                      (66,928,102)           (460,522)        (26,302,265)           (179,981)
                                                ----------------    ----------------    ----------------    ----------------
Net Increase (Decrease)                               (4,371,617)   $        (40,575)          9,404,823    $         62,561
                                                ================    ================    ================    ================

TCW GALILEO HIGH YIELD BOND FUND

                                                               YEAR ENDED                             YEAR ENDED
                                                            OCTOBER 31, 2003                       OCTOBER 31, 2002
                                                ------------------------------------    ------------------------------------
                                                                         AMOUNT                                  AMOUNT
N CLASS                                              SHARES          (IN THOUSANDS)          SHARES          (IN THOUSANDS)
                                                ----------------    ----------------    ----------------    ----------------
Shares Sold                                           22,378,125    $        154,001           4,619,642    $         29,768
Shares Issued upon Reinvestment of Dividends             546,875               3,694             122,663                 849
Shares Redeemed                                      (17,439,223)           (121,151)         (1,535,752)            (10,506)
                                                ----------------    ----------------    ----------------    ----------------
Net Increase                                           5,485,777    $         36,544           3,206,553    $         20,111
                                                ================    ================    ================    ================

TCW GALILEO SHORT TERM BOND FUND

                                                               YEAR ENDED                             YEAR ENDED
                                                            OCTOBER 31, 2003                       OCTOBER 31, 2002
                                                ------------------------------------    ------------------------------------
                                                                         AMOUNT                                  AMOUNT
I CLASS                                              SHARES          (IN THOUSANDS)          SHARES          (IN THOUSANDS)
                                                ----------------    ----------------    ----------------    ----------------
Shares Sold                                            4,127,033    $         39,731           4,416,815    $         42,868
Shares Issued upon Reinvestment of Dividends              44,850                 433              81,284                 792
Shares Redeemed                                       (4,264,999)            (41,189)         (7,942,598)            (77,413)
                                                ----------------    ----------------    ----------------    ----------------
Net (Decrease)                                           (93,116)   $         (1,025)         (3,444,499)   $        (33,753)
                                                ================    ================    ================    ================

TCW GALILEO TOTAL RETURN BOND FUND

                                                               YEAR ENDED                             YEAR ENDED
                                                            OCTOBER 31, 2003                       OCTOBER 31, 2002
                                                ------------------------------------    ------------------------------------
                                                                         AMOUNT                                  AMOUNT
I CLASS                                              SHARES          (IN THOUSANDS)          SHARES          (IN THOUSANDS)
                                                ----------------    ----------------    ----------------    ----------------
Shares Sold                                           11,480,431    $        113,416           7,992,771    $         78,913
Shares Issued upon Reinvestment of Dividends             931,807               9,168             702,551               6,871
Shares Redeemed                                      (10,841,751)           (107,048)         (4,267,235)            (41,717)
                                                ----------------    ----------------    ----------------    ----------------
Net Increase                                           1,570,487    $         15,536           4,428,087    $         44,067
                                                ================    ================    ================    ================

TCW GALILEO TOTAL RETURN BOND FUND

                                                               YEAR ENDED                             YEAR ENDED
                                                            OCTOBER 31, 2003                       OCTOBER 31, 2002
                                                ------------------------------------    ------------------------------------
                                                                         AMOUNT                                  AMOUNT
N CLASS                                              SHARES          (IN THOUSANDS)          SHARES          (IN THOUSANDS)
                                                ----------------    ----------------    ----------------    ----------------
Shares Sold                                            5,541,392    $         56,153           4,202,085    $         42,647
Shares Issued upon Reinvestment of Dividends             280,038               2,830              52,510                 534
Shares Redeemed                                       (4,574,051)            (46,140)           (925,096)             (9,364)
                                                ----------------    ----------------    ----------------    ----------------
Net Increase                                           1,247,379    $         12,843           3,329,499    $         33,817
                                                ================    ================    ================    ================

NOTE 9 -- RESTRICTED SECURITIES

The Funds are permitted to invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. There are no restricted securities (excluding 144A issues) at October 31, 2003.

TCW GALILEO MONEY MARKET FUND

FINANCIAL HIGHLIGHTS -- I CLASS

                                                                             YEAR ENDED OCTOBER 31,
                                                     ----------------------------------------------------------------------
                                                        2003           2002           2001           2000           1999
---------------------------------------------------------------------------------------------------------------------------
Net Asset Value per Share, Beginning of Year         $     1.00     $     1.00     $     1.00     $     1.00     $     1.00
                                                     ----------     ----------     ----------     ----------     ----------

INCOME FROM INVESTMENT OPERATIONS:
Net Investment Income(2)                                 0.0100         0.0170         0.0450         0.0579         0.0434

LESS DISTRIBUTIONS:
Distributions from Net Investment Income                (0.0100)       (0.0170)       (0.0450)       (0.0579)       (0.0434)
                                                     ----------     ----------     ----------     ----------     ----------
Net Asset Value per Share, End of Year               $     1.00     $     1.00     $     1.00     $     1.00     $     1.00
                                                     ==========     ==========     ==========     ==========     ==========
Total Return                                               1.00%          1.74%          4.64%          5.94%          4.85%

RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of Year (in thousands)               $  379,079     $  514,817     $  328,757     $  232,175     $  261,300
Ratio of Expenses to Average Net Assets                    0.37%(1)       0.35%(1)       0.37%(1)       0.38%          0.38%
Ratio of Net Investment Income to Average
  Net Assets                                               1.00%          1.70%          4.46%          5.80%          4.76%

(1) THE INVESTMENT ADVISOR PAID THE OPERATING EXPENSES OF THE FUND, TO THE EXTENT NECESSARY TO LIMIT THE ANNUAL ORDINARY OPERATING EXPENSES OF THE FUND TO 0.40% OF NET ASSETS AS DISCLOSED IN NOTE 5 OF THE NOTES TO FINANCIAL STATEMENTS. HAD SUCH ACTION NOT BEEN TAKEN, TOTAL ANNUALIZED OPERATING EXPENSES AS A PERCENTAGE OF AVERAGE NET ASSETS WOULD HAVE BEEN 0.37% (THE REIMBURSEMENT IS LESS THAN 0.01%), 0.35% (THE REIMBURSEMENT IS LESS THAN 0.01%), AND 0.38% FOR THE YEARS ENDED OCTOBER 31, 2003, 2002 AND 2001, RESPECTIVELY.
(2)  COMPUTED USING AVERAGE SHARES OUTSTANDING THROUGHOUT THE PERIOD.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

TCW GALILEO CORE FIXED INCOME FUND

FINANCIAL HIGHLIGHTS -- I CLASS

                                                                             YEAR ENDED OCTOBER 31,
                                                     ----------------------------------------------------------------------
                                                        2003          2002(2)        2001           2000           1999
---------------------------------------------------------------------------------------------------------------------------
Net Asset Value per Share, Beginning of Year         $     9.67     $     9.63     $     9.23     $     9.42     $     9.89
                                                     ----------     ----------     ----------     ----------     ----------

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net Investment Income(3)                                   0.46           0.50           0.57           0.57           0.57
Net Realized and Unrealized Gain (Loss) on
  Investments                                              0.38           0.03           0.42          (0.21)         (0.50)
                                                     ----------     ----------     ----------     ----------     ----------
Total from Investment Operations                           0.84           0.53           0.99           0.36           0.07
                                                     ----------     ----------     ----------     ----------     ----------

LESS DISTRIBUTIONS:
Distributions from Net Investment Income                  (0.51)         (0.49)         (0.59)         (0.55)         (0.54)
                                                     ----------     ----------     ----------     ----------     ----------
Net Asset Value per Share, End of Year               $    10.00     $     9.67     $     9.63     $     9.23     $     9.42
                                                     ==========     ==========     ==========     ==========     ==========
Total Return                                               8.82%          5.71%         11.01%          3.97%          0.69%

RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of Year (in thousands)               $   49,770     $   56,851     $   63,262     $   73,290     $   70,666
Ratio of Expenses to Average Net Assets                    0.84%          0.79%          0.73%          0.81%          0.58%(1)
Ratio of Net Investment Income to Average
  Net Assets                                               4.65%          5.20%          6.07%          6.10%          5.83%
Portfolio Turnover Rate                                  127.30%        119.71%         92.81%        107.59%        136.63%

(1) THE INVESTMENT ADVISOR PAID THE OPERATING EXPENSES OF THE FUND, TO THE EXTENT NECESSARY TO LIMIT THE ANNUAL ORDINARY OPERATING EXPENSES OF THE FUND AS DISCLOSED IN NOTE 5 IN THE NOTES TO FINANCIAL STATEMENTS. HAD SUCH ACTION NOT BEEN TAKEN, TOTAL ANNUALIZED OPERATING EXPENSES AS A PERCENTAGE OF AVERAGE NET ASSETS WOULD HAVE BEEN 0.72% FOR THE YEAR ENDED OCTOBER 31, 1999.
(2) EFFECTIVE NOVEMBER 1, 2001, THE FUND ADOPTED THE PROVISIONS OF THE AICPA AUDIT AND ACCOUNTING GUIDE FOR INVESTMENT COMPANIES AND BEGAN AMORTIZING PREMIUM AND DISCOUNT ON DEBT SECURITIES. THE EFFECT OF THIS CHANGE FOR THE YEAR ENDED OCTOBER 31, 2002 WAS TO DECREASE NET INVESTMENT INCOME PER SHARE BY LESS THAN $0.01, INCREASE NET REALIZED GAINS AND LOSSES PER SHARE BY LESS THAN $0.01 AND DECREASE THE RATIO OF NET INVESTMENT INCOME TO AVERAGE NET ASSETS FROM 5.21% TO 5.20%. PER SHARES AND RATIOS/SUPPLEMENTAL DATA FOR PERIODS PRIOR TO NOVEMBER 1, 2001 HAVE NOT BEEN RESTATED TO REFLECT THIS CHANGE IN PRESENTATION.
(3)  COMPUTED USING AVERAGE SHARES OUTSTANDING THROUGHOUT THE PERIOD.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS -- N CLASS

                                                                                                                MARCH 1, 1999
                                                                                                              (COMMENCEMENT OF
                                                                                                                 OFFERING OF
                                                                      YEAR ENDED OCTOBER 31,                   N CLASS SHARES)
                                                     -------------------------------------------------------     THROUGH
                                                        2003          2002(4)         2001           2000     OCTOBER 31, 1999
------------------------------------------------------------------------------------------------------------------------------
Net Asset Value per Share, Beginning of Period       $     9.73     $     9.69     $     9.32     $     9.51     $     9.74
                                                     ----------     ----------     ----------     ----------     ----------

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net Investment Income(5)                                   0.43           0.48           0.52           0.55           0.37
Net Realized and Unrealized Gain (Loss) on
  Investments                                              0.40           0.05           0.46          (0.21)         (0.35)
                                                     ----------     ----------     ----------     ----------     ----------
Total from Investment Operations                           0.83           0.53           0.98           0.34           0.02
                                                     ----------     ----------     ----------     ----------     ----------

LESS DISTRIBUTIONS:
Distributions from Net Investment Income                  (0.48)         (0.49)         (0.61)         (0.53)         (0.25)
                                                     ----------     ----------     ----------     ----------     ----------
Net Asset Value per Share, End of Period             $    10.08     $     9.73     $     9.69     $     9.32     $     9.51
                                                     ==========     ==========     ==========     ==========     ==========
Total Return                                               8.69%          5.78%         10.75%          3.71%          0.17%(1)

RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of Period (in thousands)             $   15,356     $    4,756     $    3,944     $       80     $       83
Ratio of Expenses to Average Net Assets(3)                 1.06%          1.00%          1.00%          1.13%          1.00%(2)
Ratio of Net Investment Income to Average
  Net Assets                                               4.29%          4.98%          5.44%          5.90%          5.68%(2)
Portfolio Turnover Rate                                  127.30%        119.71%         92.81%        107.59%        136.63%(1)

(1) FOR THE PERIOD MARCH 1, 1999 (COMMENCEMENT OF OFFERING OF N CLASS SHARES) THROUGH OCTOBER 31, 1999 AND NOT INDICATIVE OF A FULL YEAR'S OPERATING RESULTS.
(2)  ANNUALIZED.
(3) THE INVESTMENT ADVISOR PAID THE OPERATING EXPENSES OF THE FUND, TO THE EXTENT NECESSARY TO LIMIT THE ANNUAL ORDINARY OPERATING EXPENSES OF THE FUND AS DISCLOSED IN NOTE 5 IN THE NOTES TO THE FINANCIAL STATEMENTS. HAD SUCH ACTION NOT BEEN TAKEN, TOTAL ANNUALIZED OPERATING EXPENSES, AS A PERCENTAGE OF AVERAGE NET ASSETS, WOULD HAVE BEEN 1.65%, 1.75%, 8.35% AND 40.33% FOR THE YEARS ENDED OCTOBER 31, 2003, 2002, 2001 AND 2000,
     RESPECTIVELY, AND 134.10% FOR THE PERIOD FROM MARCH 1, 1999 (COMMENCEMENT OF OFFERING OF N CLASS SHARES) TO OCTOBER 31, 1999, RESPECTIVELY.
(4) EFFECTIVE NOVEMBER 1, 2001, THE FUND ADOPTED THE PROVISIONS OF THE AICPA AUDIT AND ACCOUNTING GUIDE FOR INVESTMENT COMPANIES AND BEGAN AMORTIZING PREMIUM AND DISCOUNT ON DEBT SECURITIES. THE EFFECT OF THIS CHANGE FOR THE YEAR ENDED OCTOBER 31, 2002 WAS TO DECREASE NET INVESTMENT INCOME PER SHARE BY LESS THAN $0.01, INCREASE NET REALIZED GAINS AND LOSSES PER SHARE BY LESS THAN $0.01 AND DECREASE THE RATIO OF NET INVESTMENT INCOME TO AVERAGE NET ASSETS BY LESS THAN 0.01%. PER SHARES AND RATIOS/SUPPLEMENTAL DATA FOR PERIODS PRIOR TO NOVEMBER 1, 2001 HAVE NOT BEEN RESTATED TO REFLECT THIS CHANGE IN PRESENTATION.
(5)  COMPUTED USING AVERAGE SHARES OUTSTANDING THROUGHOUT THE PERIOD.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

TCW GALILEO HIGH YIELD BOND FUND

FINANCIAL HIGHLIGHTS -- I CLASS

                                                                             YEAR ENDED OCTOBER 31,
                                                     ----------------------------------------------------------------------
                                                        2003          2002(1)         2001           2000           1999
---------------------------------------------------------------------------------------------------------------------------
Net Asset Value per Share, Beginning of Year         $     6.17     $     6.94     $     7.82     $     8.85     $     9.20
                                                     ----------     ----------     ----------     ----------     ----------

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net Investment Income (2)                                  0.58           0.62           0.74           0.84           0.80
Net Realized and Unrealized Gain (Loss) on
  Investments                                              0.88          (0.74)         (0.83)         (0.97)         (0.37)
                                                     ----------     ----------     ----------     ----------     ----------
Total from Investment Operations                           1.46          (0.12)         (0.09)         (0.13)          0.43
                                                     ----------     ----------     ----------     ----------     ----------

LESS DISTRIBUTIONS:
Distributions from Net Investment Income                  (0.60)         (0.65)         (0.79)         (0.90)         (0.78)
                                                     ----------     ----------     ----------     ----------     ----------
Net Asset Value per Share, End of Year               $     7.03     $     6.17     $     6.94     $     7.82     $     8.85
                                                     ==========     ==========     ==========     ==========     ==========
Total Return                                              24.53%         (2.23)%        (1.39)%        (1.77)%         4.60%

RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of Year (in thousands)               $  285,435     $  277,422     $  246,623     $  195,986     $  188,098
Ratio of Expenses to Average Net Assets                    0.89%          0.88%          0.91%          0.91%          0.90%
Ratio of Net Investment Income to Average
  Net Assets                                               8.67%          9.02%          9.93%          9.80%          8.60%
Portfolio Turnover Rate                                  146.65%         55.18%         78.35%         64.29%        128.15%

(1) EFFECTIVE NOVEMBER 1, 2001, THE FUND ADOPTED THE PROVISIONS OF THE AICPA AUDIT AND ACCOUNTING GUIDE FOR INVESTMENT COMPANIES AND BEGAN AMORTIZING PREMIUM AND DISCOUNT ON DEBT SECURITIES. THE EFFECT OF THIS CHANGE FOR THE YEAR ENDED OCTOBER 31, 2002 WAS TO INCREASE NET INVESTMENT INCOME PER SHARE BY LESS THAN $0.01, DECREASE NET REALIZED GAINS AND LOSSES PER SHARE BY PER SHARE BY LESS THAN $0.01, AND INCREASE THE RATIO OF NET INVESTMENT INCOME TO AVERAGE NET ASSETS FROM 8.99% TO 9.02%. PER SHARES AND RATIOS/SUPPLEMENTAL DATA FOR PERIODS PRIOR TO NOVEMBER 1, 2001 HAVE NOT BEEN RESTATED TO REFLECT THIS CHANGE IN PRESENTATION.
(2)  COMPUTED USING AVERAGE SHARES OUTSTANDING THROUGHOUT THE PERIOD.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS -- N CLASS

                                                                                                               MARCH 1, 1999
                                                                                                              (COMMENCEMENT OF
                                                                                                                 OFFERING OF
                                                                      YEAR ENDED OCTOBER 31,                   N CLASS SHARES)
                                                     -------------------------------------------------------      THROUGH
                                                        2003          2002(4)         2001           2000     OCTOBER 31, 1999
------------------------------------------------------------------------------------------------------------------------------
Net Asset Value per Share, Beginning of Period       $     6.21     $     7.01     $     7.90     $     8.91     $     9.39
                                                     ----------     ----------     ----------     ----------     ----------

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net Investment Income(5)                                   0.56           0.57           0.72           0.78           0.55
Net Realized and Unrealized Gain (Loss) on
  Investments                                              0.89          (0.72)         (0.82)         (0.93)         (0.57)
                                                     ----------     ----------     ----------     ----------     ----------
Total from Investment Operations                           1.45          (0.15)         (0.10)         (0.15)         (0.02)
                                                     ----------     ----------     ----------     ----------     ----------

LESS DISTRIBUTIONS:
Distributions from Net Investment Income                  (0.57)         (0.65)         (0.79)         (0.86)         (0.46)
                                                     ----------     ----------     ----------     ----------     ----------
Net Asset Value per Share, End of Period             $     7.09     $     6.21     $     7.01     $     7.90     $     8.91
                                                     ==========     ==========     ==========     ==========     ==========
Total Return                                              24.08%         (2.66)%        (1.51)%        (1.86)%        (0.24)%(1)

RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of Period (in thousands)             $   70,305     $   27,502     $    8,546     $      316     $      189
Ratio of Expenses to Average Net Assets(3)                 1.30%          1.30%          1.30%          1.27%          1.30%(2)
Ratio of Net Investment Income to Average
  Net Assets                                               8.15%          8.32%          9.88%          8.91%          8.78%(2)
Portfolio Turnover Rate                                  146.65%         55.18%         78.35%         64.29%        128.15%(1)

(1) FOR THE PERIOD MARCH 1, 1999 (COMMENCEMENT OF OFFERING OF N CLASS SHARES) THROUGH OCTOBER 31, 1999 AND NOT INDICATIVE OF A FULL YEAR'S OPERATING RESULTS.
(2)  ANNUALIZED.
(3) THE INVESTMENT ADVISOR PAID THE OPERATING EXPENSES OF THE FUND, TO THE EXTENT NECESSARY TO LIMIT THE ANNUAL ORDINARY OPERATING EXPENSES OF THE FUND AS DISCLOSED IN NOTE 5 IN THE NOTES TO THE FINANCIAL STATEMENTS. HAD SUCH ACTION NOT BEEN TAKEN, TOTAL ANNUALIZED OPERATING EXPENSES, AS A PERCENTAGE OF AVERAGE NET ASSETS, WOULD HAVE BEEN 1.33%, 1.57%, 3.37% AND 2.05% FOR THE YEARS ENDED OCTOBER 31, 2003, 2002, 2001 AND 2000,
     RESPECTIVELY, AND 47.83% FOR THE PERIOD FROM MARCH 1, 1999 (COMMENCEMENT OF OFFERING OF N CLASS SHARES) TO OCTOBER 31, 1999.
(4) EFFECTIVE NOVEMBER 1, 2001, THE FUND ADOPTED THE PROVISIONS OF THE AICPA AUDIT AND ACCOUNTING GUIDE FOR INVESTMENT COMPANIES AND BEGAN AMORTIZING PREMIUM AND DISCOUNT ON DEBT SECURITIES. THE EFFECT OF THIS CHANGE FOR THE YEAR ENDED OCTOBER 31, 2002 WAS TO INCREASE NET INVESTMENT INCOME PER SHARE BY LESS THAN $0.01, DECREASE NET REALIZED GAINS AND LOSSES PER SHARE BY PER SHARE BY LESS THAN $0.01, AND INCREASE THE RATIO OF NET INVESTMENT INCOME TO AVERAGE NET ASSETS FROM 8.29% TO 8.32%. PER SHARES AND RATIOS/SUPPLEMENTAL DATA FOR PERIODS PRIOR TO NOVEMBER 1, 2001 HAVE NOT BEEN RESTATED TO REFLECT THIS CHANGE IN PRESENTATION.
(5)  COMPUTED USING AVERAGE SHARES OUTSTANDING THROUGHOUT THE PERIOD.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

TCW GALILEO SHORT TERM BOND FUND

FINANCIAL HIGHLIGHTS -- I CLASS

                                                                             YEAR ENDED OCTOBER 31,
                                                     ----------------------------------------------------------------------
                                                        2003           2002           2001           2000           1999
---------------------------------------------------------------------------------------------------------------------------
Net Asset Value per Share, Beginning of Year         $     9.69     $     9.83     $     9.60     $     9.59     $     9.60
                                                     ----------     ----------     ----------     ----------     ----------

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net Investment Income(2)                                   0.19           0.35           0.59           0.60           0.59
Net Realized and Unrealized Gain (Loss) on
  Investments                                             (0.07)         (0.10)          0.18          (0.02)         (0.09)
                                                     ----------     ----------     ----------     ----------     ----------
Total from Investment Operations                           0.12           0.25           0.77           0.58           0.50
                                                     ----------     ----------     ----------     ----------     ----------

LESS DISTRIBUTIONS:
Distributions from Net Investment Income                  (0.31)         (0.39)         (0.54)         (0.57)         (0.51)
                                                     ----------     ----------     ----------     ----------     ----------
Net Asset Value per Share, End of Year               $     9.50     $     9.69     $     9.83     $     9.60     $     9.59
                                                     ==========     ==========     ==========     ==========     ==========
Total Return                                               1.27%          2.64%          8.16%          6.21%          5.36%

RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of Year (in thousands)               $   18,918     $   20,205     $   54,351     $   60,925     $   53,496
Ratio of Expenses to Average Net Assets(1)                 1.00%          1.00%          0.64%          0.62%          0.75%
Ratio of Net Investment Income to Average
  Net Assets                                               1.93%          3.56%          6.01%          6.26%          6.10%
Portfolio Turnover Rate                                   91.01%        107.51%         37.69%         27.97%         53.48%

(1) THE INVESTMENT ADVISOR PAID THE OPERATING EXPENSES OF THE FUND, TO THE EXTENT NECESSARY TO LIMIT THE ANNUAL ORDINARY OPERATING EXPENSES OF THE FUND. HAD SUCH ACTION NOT BEEN TAKEN, TOTAL ANNUALIZED OPERATING EXPENSES AS A PERCENTAGE OF AVERAGE NET ASSETS WOULD HAVE BEEN 1.20%, 1.17%, 0.79%, 0.77% AND 0.80% FOR THE YEARS ENDED OCTOBER 31, 2003, 2002, 2001, 2000 AND
     1999, RESPECTIVELY.
(2)  COMPUTED USING AVERAGE SHARES OUTSTANDING THROUGHOUT THE PERIOD.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

TCW GALILEO TOTAL RETURN BOND FUND

FINANCIAL HIGHLIGHTS -- I CLASS

                                                                             YEAR ENDED OCTOBER 31,
                                                     ----------------------------------------------------------------------
                                                        2003           2002           2001           2000           1999
---------------------------------------------------------------------------------------------------------------------------
Net Asset Value per Share, Beginning of Year         $     9.95     $     9.81     $     9.07     $     8.96     $     9.76
                                                     ----------     ----------     ----------     ----------     ----------

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net Investment Income(2)                                   0.57           0.76           0.60           0.59           0.62
Net Realized and Unrealized Gain (Loss) on
  Investments                                             (0.26)          0.13           0.71           0.12          (0.60)
                                                     ----------     ----------     ----------     ----------     ----------
Total from Investment Operations                           0.31           0.89           1.31           0.71           0.02
                                                     ----------     ----------     ----------     ----------     ----------

LESS DISTRIBUTIONS:
Distributions from Net Investment Income                  (0.69)         (0.75)         (0.57)         (0.60)         (0.82)
                                                     ----------     ----------     ----------     ----------     ----------
Net Asset Value per Share, End of Year               $     9.57     $     9.95     $     9.81     $     9.07     $     8.96
                                                     ==========     ==========     ==========     ==========     ==========
Total Return                                               3.14%          9.43%         14.78%          8.32%          0.20%

RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of Year (in thousands)               $  144,345     $  134,474     $   89,096     $   71,115     $   90,275
Ratio of Expenses to Average Net Assets                    0.51%(1)       0.70%          0.74%          0.77%          0.69%
Ratio of Net Investment Income to Average
  Net Assets                                               5.76%          7.78%          6.31%          6.63%          6.62%
Portfolio Turnover Rate                                   59.84%         25.89%         11.26%          8.44%         28.07%

(1) THE INVESTMENT ADVISOR PAID THE OPERATING EXPENSES OF THE FUND, TO THE EXTENT NECESSARY TO LIMIT THE ANNUAL ORDINARY OPERATING EXPENSES OF THE FUND AS DISCLOSED IN NOTE 5 IN THE NOTES TO THE FINANCIAL STATEMENTS. HAD SUCH ACTION NOT BEEN TAKEN, TOTAL ANNUALIZED OPERATING EXPENSES, AS A PERCENTAGE OF AVERAGE NET ASSETS, WOULD HAVE BEEN 0.69% FOR THE YEAR ENDED OCTOBER 31, 2003.
(2)  COMPUTED USING AVERAGE SHARES OUTSTANDING THROUGHOUT THE PERIOD.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS -- N CLASS

                                                                                                               MARCH 1, 1999
                                                                                                              (COMMENCEMENT OF
                                                                                                                OFFERING OF
                                                                          YEAR ENDED OCTOBER 31,               N CLASS SHARES)
                                                     -------------------------------------------------------      THROUGH
                                                        2003           2002           2001           2000     OCTOBER 31, 1999
------------------------------------------------------------------------------------------------------------------------------
Net Asset Value per Share, Beginning of Period       $    10.22     $    10.06     $     9.33     $     9.23     $     9.40
                                                     ----------     ----------     ----------     ----------     ----------

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net Investment Income(4)                                   0.55           0.79           0.60           0.58           0.43
Net Realized and Unrealized Gain (Loss) on
  Investments                                             (0.27)          0.12           0.71           0.12          (0.49)
                                                     ----------     ----------     ----------     ----------     ----------
Total from Investment Operations                           0.28           0.91           1.31           0.70          (0.06)
                                                     ----------     ----------     ----------     ----------     ----------

LESS DISTRIBUTIONS:
Distributions from Net Investment Income                  (0.65)         (0.75)         (0.58)         (0.60)         (0.11)
                                                     ----------     ----------     ----------     ----------     ----------
Net Asset Value per Share, End of Period             $     9.85     $    10.22     $    10.06     $     9.33     $     9.23
                                                     ==========     ==========     ==========     ==========     ==========
Total Return                                               2.76%          9.40%         14.45%          8.09%         (0.69)%(1)

RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of Period (in thousands)             $   45,644     $   34,589     $      568     $       49     $       37
Ratio of Expenses to Average Net Assets(3)                 0.82%          1.00%          1.01%          1.02%          1.02%(2)
Ratio of Net Investment Income to Average
  Net Assets                                               5.43%          7.76%          6.08%          6.38%          7.00%(2)
Portfolio Turnover Rate                                   59.84%         25.89%         11.26%          8.44%         28.07%(1)

(1) FOR THE PERIOD MARCH 1, 1999 (COMMENCEMENT OF OFFERING OF N CLASS SHARES) THROUGH OCTOBER 31, 1999 AND NOT INDICATIVE OF A FULL YEAR'S OPERATING RESULTS.
(2)  ANNUALIZED.
(3) THE INVESTMENT ADVISOR PAID THE OPERATING EXPENSES OF THE FUND, TO THE EXTENT NECESSARY TO LIMIT THE ANNUAL ORDINARY OPERATING EXPENSES OF THE FUND AS DISCLOSED IN NOTE 5 IN THE NOTES TO THE FINANCIAL STATEMENTS. HAD SUCH ACTIONS NOT BEEN TAKEN, TOTAL ANNUALIZED OPERATING EXPENSES, AS A PERCENTAGE OF AVERAGE NET ASSETS, WOULD HAVE BEEN 1.04%, 1.44%, 13.28% AND 89.63% FOR THE YEARS ENDED OCTOBER 31, 2003, 2002, 2001, AND 2000,
     RESPECTIVELY, AND 722.10% FOR THE PERIOD FROM MARCH 1, 1999 (COMMENCEMENT OF OFFERING OF N CLASS SHARES) TO OCTOBER 31, 1999.
(4)  COMPUTED USING AVERAGE SHARES OUTSTANDING THROUGHOUT THE PERIOD.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

US FIXED INCOME
TCW Galileo Funds, Inc.

Independent Auditors' Report

Board of Directors and Shareholders TCW Galileo Funds, Inc.

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of TCW Galileo Money Market Fund, TCW Galileo Core Fixed Income Fund, TCW Galileo High Yield Bond Fund, TCW Galileo Short Term Bond Fund and TCW Galileo Total Return Bond Fund (the "TCW Galileo U.S. Fixed Income Funds") (five of twenty-four funds composing TCW Galileo Funds, Inc.) as of October 31, 2003 and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended and the financial highlights for each of the respective periods in the periods ended October 31, 2003. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 2003 by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the respective TCW Galileo U.S. Fixed Income Funds as of October 31, 2003, the results of their operations, the changes in their net assets and their financial highlights for the respective stated periods in conformity with accounting principles generally accepted in the United States of America.


/s/ Deloitt & Touche LLP

December 24, 2003
Los Angeles, California

TCW GALILEO FUNDS, INC.

Directors and Officers of the Company

A board of eight directors is responsible for overseeing the operations of the 24 Galileo Funds. The directors of the Funds, and their business addresses and their principal occupations for the last five years are set forth below.

INDEPENDENT DIRECTORS

     NAME, ADDRESS,
        AGE AND                  TERM OF OFFICE AND          PRINCIPAL OCCUPATION(S)          OTHER DIRECTORSHIPS
   POSITION WITH FUNDS          LENGTH OF TIME SERVED          DURING PAST 5 YEARS              HELD BY DIRECTOR
-----------------------------------------------------------------------------------------------------------------------
Samuel P. Bell (67)          Mr. Bell has served as a      President, Los Angeles        Point 360 (audio visual
333 South Hope Street        director of TCW Galileo       Business Advisors since       services), TCW Premier
Suite 2660                   Funds, Inc. since             1996. Previously Mr. Bell     Funds (mutual fund) and
Los Angeles, CA 90071        October 2002.                 served as the Area            TCW Convertible Securities
Director                                                   Managing Partner of           Fund, Inc. (closed-end
                                                           Ernst & Young for the         fund).
                                                           Pacific Southwest Area.

Richard W. Call (79)         Mr. Call has served as a      Private Investor. Former      TCW Premier Funds
496 Prospect Terrace         director of TCW Galileo       President of The Seaver       (mutual fund) and TCW
Pasadena, CA 91103           Funds, Inc. since             Institute (a private          Convertible Securities Fund,
Director                     February 1994.                foundation).                  Inc. (closed-end fund).

Matthew K. Fong (50)         Mr. Fong has served as a      President, Strategic          Seismic Warning Systems,
Strategic Advisory Group     director of TCW Galileo       Advisory Group, Of Counsel    Inc., Viata Inc. (home
13191 Crossroad Parkway      Funds, Inc. since             Sheppard, Mullin, Richter &   entertainment products),
North                        April 1999.                   Hamilton (law firm) since     TCW Convertible Securities
City of Industry, CA 91746                                 1999. From 1995 to 1998,      Funds, Inc. (closed-end
Director                                                   Mr. Fong served as            fund) and TCW Premier
                                                           reasurer of the State of      Funds (mutual fund).
                                                           California.

John A. Gavin (72)           Mr. Gavin has served as a     Founder and Chairman of       Causeway Capital, TCW
c/o Paul, Hastings,          director of TCW Galileo       Gamma Holdings                Convertible Securities Fund,
Janofsky & Walker LLP        Funds, Inc., since            (international capital        Inc. (closed-end fund),
Counsel to the Independent   May 2001.                     consulting firm).             TCW Premier Funds
Directors                                                                                (mutual fund) and Hotchkis
515 South Flower Street                                                                  and Wiley Funds (mutual
Los Angeles, CA 90071                                                                    funds)
Director

Patrick C. Haden (50)        Mr. Haden has served as a     General Partner, Riordan,     Elkay Plastics Co., Inc., Indy
300 South Grand Avenue       director of TCW Galileo       Lewis & Haden (private        Mac Mortgage Holdings
Los Angeles, CA 90071        Funds, Inc. since May 2001.   equity partnership).          (mortgage banking),
Director                                                                                 Bradshaw International Inc.
                                                                                         (housewares), Financial
                                                                                         Pacific Insurance Group,
                                                                                         Inc., Tetra Tech, Inc.
                                                                                         (environmental consulting),
                                                                                         TCW Premier Funds
                                                                                         (mutual fund) and TCW
                                                                                         Convertible Securities Fund,
                                                                                         Inc. (closed-end fund).

     NAME, ADDRESS,
        AGE AND                  TERM OF OFFICE AND          PRINCIPAL OCCUPATION(S)          OTHER DIRECTORSHIPS
   POSITION WITH FUNDS          LENGTH OF TIME SERVED          DURING PAST 5 YEARS              HELD BY DIRECTOR
-----------------------------------------------------------------------------------------------------------------------
Charles A. Parker (69)       Mr. Parker has served as a    Private Investor.             Horace Mann Educators
c/o Paul, Hastings,          director since April 2003.                                  Corp., trustee of the
Janofsky &Walker LLP                                                                     Burridge Center for
Counsel to the Independent                                                               Research in Security Prices
Directors                                                                                (University of Colorado),
515 South Flower Street                                                                  Amerindo Funds (mutual
Los Angeles, CA 90071                                                                    fund), TCW Convertible
Director                                                                                 Securities Fund, Inc.
                                                                                         (closed-end fund) and
                                                                                         TCW Premier Funds
                                                                                         (mutual fund).

INTERESTED DIRECTORS

Each of these directors are "interested persons" of TCW Galileo Funds, Inc. ("Company") as defined in the 1940 Act because they are directors and officers of the Advisor, and shareholders and directors of The TCW Group, Inc., the parent company of the Advisor.

     NAME, ADDRESS,
        AGE AND                  TERM OF OFFICE AND          PRINCIPAL OCCUPATION(S)          OTHER DIRECTORSHIPS
   POSITION WITH FUNDS          LENGTH OF TIME SERVED          DURING PAST 5 YEARS              HELD BY DIRECTOR
-----------------------------------------------------------------------------------------------------------------------
Marc I. Stern (59)           Mr. Stern has served as a     President and Director, The   Qualcomm Incorporated
865 South Figueroa Street    director since inception of   TCW Group, Inc.,              (wireless communications) and
Los Angeles, CA. 90017       TCW Galileo Funds, Inc. in    Chairman, the Advisor, Vice   TCW Premier Funds (mutual
Chairman                     September 1992.               Chairman, TCW Asset           fund).
                                                           Management Company,
                                                           Vice Chairman, Trust
                                                           Company of the West.

Thomas E. Larkin, Jr. (64)   Mr. Larkin has served as a    Vice Chairman, The TCW        TCW Premier Funds (mutual
865 South Figueroa Street    director since inception of   Group, Inc., the Advisor,     fund).
Los Angeles, CA. 90017       TCW Galileo Funds, Inc., in   TCW Asset Management
Director                     September 1992.               Company and Trust
                                                           Company of the West.

The officers of the Company who are not directors of the Company are:

                                        POSITION(S) HELD                      PRINCIPAL OCCUPATION(S)
   NAME AND ADDRESS                       WITH COMPANY                        DURING PAST 5 YEARS (1)
-------------------------------------------------------------------------------------------------------------
Alvin R. Albe, Jr. (50)*       President and Chief Executive Officer    President and Director, the Advisor,
                                                                        Executive Vice President and Director
                                                                        of TCW Asset Management Company
                                                                        and Trust Company of the West;
                                                                        Executive Vice President, The TCW
                                                                        Group, Inc., President, TCW
                                                                        Convertible Securities Fund, Inc. and
                                                                        TCW Premier Funds.

Michael E. Cahill (52)*        Senior Vice President, General           Managing Director, General Counsel
                               Counsel and Assistant Secretary          and Secretary, the Advisor, The TCW
                                                                        Group, Inc., Trust Company of the
                                                                        West and TCW Asset Management
                                                                        Company.

Charles W. Baldiswieler (45)*  Senior Vice President                    Managing Director, the Advisor, Trust
                                                                        Company of the West and TCW Asset
                                                                        Management Company.

                                        POSITION(S) HELD                      PRINCIPAL OCCUPATION(S)
   NAME AND ADDRESS                       WITH COMPANY                        DURING PAST 5 YEARS (1)
-------------------------------------------------------------------------------------------------------------
Dennis J. McCarthy (46)*       Senior Vice President                    Senior Vice President, the Advisor,
                                                                        Trust Company of the West and TCW
                                                                        Asset Management Company since
                                                                        October, 1999. Previously, Vice
                                                                        President with Founders Asset
                                                                        Management.

Ronald R. Redell (32)*         Senior Vice President                    Senior Vice President, the Advisor,
                                                                        Trust Company of the West and TCW
                                                                        Asset Management Company since
                                                                        August, 2000. Previously, National
                                                                        Sales Manager with RS Investment
                                                                        Management (formerly Robertson
                                                                        Stephens).

Philip K. Holl (53)*           Secretary and Associate General          Senior Vice President and Associate
                               Counsel                                  General Counsel, the Advisor, Trust
                                                                        Company of the West and TCW Asset
                                                                        Management Company; Secretary to
                                                                        TCW Convertible Securities Fund, Inc.

David S. DeVito (40)           Treasurer and Chief Financial Officer    Managing Director and Chief
                                                                        Financial Officer, the Advisor, Trust
                                                                        Company of the West and TCW Asset
                                                                        Management Company; Treasurer to
                                                                        TCW Convertible Securities Fund, Inc.

(1) POSITIONS WITH THE TCW GROUP, INC. AND ITS AFFILIATES MAY HAVE CHANGED OVER TIME.

  * Address is 865 South Figueroa Street, 18th Floor, Los Angeles, California 90017

In addition, Hilary G.D. Lord, Managing Director and Chief Compliance Officer of Trust Company of the West, TCW Asset Management Company and the Advisor, is an Assistant Secretary of the Company and George N. Winn, Vice President of Trust Company of the West, TCW Asset Management Company and the Advisor is Assistant Treasurer of the Company.

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

                      (THIS PAGE INTENTIONALLY LEFT BLANK)

                      (THIS PAGE INTENTIONALLY LEFT BLANK)

DIRECTORS AND OFFICERS

Marc I. Stern
Director and Chairman of the Board

Charles A. Parker
Director

Samuel P. Bell
Director

Richard W. Call
Director

Matthew K. Fong
Director

John A. Gavin
Director

Patrick C. Haden
Director

Thomas E. Larkin, Jr.
Director

Alvin R. Albe, Jr.
President, and Chief Executive Officer

Charles W. Baldiswieler
Senior Vice President

Michael E. Cahill
Senior Vice President,
General Counsel and Assistant Secretary

Dennis J. McCarthy
Senior Vice President

Ron R. Redell
Senior Vice President

Philip K. Holl
Secretary and Associate General Counsel

Hilary G.D. Lord
Assistant Secretary

David S. DeVito
Treasurer and Chief Financial Officer

George Winn
Assistant Treasurer

INVESTMENT ADVISOR

TCW Investment Management Company
865 South Figueroa Street
Los Angeles, California 90017
(800) FUND-TCW

TRANSFER AGENT

PFPC Inc.
760 Moore Road
King of Prussia,  Pennsylvania 19406

INDEPENDENT AUDITORS

Deloitte & Touche, LLP
350 South Grand Avenue
Los Angeles, California 90071

CUSTODIAN & ADMINISTRATOR

Investors Bank & Trust Company
200 Clarendon Street
Boston, Massachusetts 02116

DISTRIBUTOR

TCW Brokerage Services
865 South Figueroa Street
Los Angeles, California 90017

ITEM 1.   REPORT TO STOCKHOLDERS.

ITEM 2. CODE OF ETHICS. The registrant has adopted a code of ethics that applies to its principal executive officer and principal financial officer or persons performing similar functions. The registrant hereby undertakes to provide any person, without charge, upon request, a copy of the code of ethics. To request a copy of the code of ethics, please contact the registrant at (877) 829-4768.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT. The registrant has an audit committee financial expert, Samuel P. Bell, who is independent of management serving on its audit committee.

ITEM 4.   PRINCIPAL ACCOUNTANT FEES AND SERVICES. Not applicable.

ITEM 5.   AUDIT OF COMMITTEE OF LISTED REGISTRANTS. Not applicable.

ITEM 6.   [RESERVED]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES. Not applicable.

ITEM 8.   [RESERVED]

ITEM 9.   CONTROLS AND PROCEDURES.

          (a) The Chief Executive Officer and Chief Financial Officer have concluded that the registrant's disclosure controls and procedures (as defined in rule 30a-2(c) under the Investment Company Act of 1940) provide reasonable assurances that material information relating to the registrant is made known to them by the appropriate persons as of a date within 90 days of the filing date of this report, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1990 and 15d-15(b) under the Exchange Act.

          (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant's last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 10.  EXHIBITS.

          (a)  EX-99.CODE - Code of Ethics (filed herewith).

          (b) EX-99.CERT - Section 302 Certifications (filed herewith). EX-99.906CERT - Section 906 Certification (filed herewith).

                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                        TCW Galileo Funds, Inc.

By (Signature and Title)

                                            /s/ Alvin R. Albe, Jr.
                                    ------------------------------
                                    Alvin R. Albe, Jr.
                                    Chief Executive Officer

Date                                January 8, 2004

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)
                                            /s/ Alvin R. Albe, Jr.
                                    ------------------------------
                                    Alvin R. Albe, Jr.
                                    Chief Executive Officer

Date                                January 8, 2004

By (Signature and Title)

                                            /s/ David S. DeVito
                                    ---------------------------
                                    David S. DeVito
                                    Chief Financial Officer

Date                                January 8, 2004